UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – December 31, 2014

Item 1: Reports to Shareholders

Annual Report | December 31, 2014

Vanguard Tax-Managed Funds®

Vanguard Tax-Managed Balanced Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Tax-Managed Balanced Fund.	9
Tax-Managed Capital Appreciation Fund.	68
Tax-Managed Small-Cap Fund.	89
Your Fund’s After-Tax Returns.	111
About Your Fund’s Expenses.	112
Glossary.	114

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus. See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2014

Total
Returns
Vanguard Tax-Managed Balanced Fund	9.81%
Tax-Managed Balanced Composite Index	9.95
Mixed-Asset Target Allocation Moderate Funds Average	5.04
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares	12.52%
Institutional Shares	12.56
Russell 1000 Index	13.24
Multi-Cap Core Funds Average	9.58
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	6.23%
Institutional Shares	6.26
S&P SmallCap 600 Index	5.76
Small-Cap Core Funds Average	3.92
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2013, Through December 31, 2014
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Tax-Managed Balanced Fund	$24.90	$26.79	$0.536	$0.000
Vanguard Tax-Managed Capital Appreciation Fund
Admiral Shares	$93.70	$103.82	$1.616	$0.000
Institutional Shares	46.56	51.59	0.822	0.000
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	$43.53	$45.78	$0.455	$0.000
Institutional Shares	43.63	45.88	0.473	0.000

Chairman’s Letter

Dear Shareholder,

Despite recent volatility both domestically and internationally, the broad U.S. stock and bond markets posted strong results for the 12 months ended December 31, 2014. In this environment, returns for the Vanguard Tax-Managed Funds ranged from more than 6% for the Tax-Managed Small-Cap Fund to more than 12% for the Tax-Managed Capital Appreciation Fund. The Tax-Managed Balanced Fund—which is invested about 50% in stocks and about 50% in bonds—fell between the two, returning about 10%.

The funds’ returns were generally consistent with those of their benchmark indexes. Each of the funds significantly outpaced its peer group.

The funds continued to meet their tax-management objective, as they have since their inception.

You may wish to review the table later in this report that shows the funds’ after-tax returns for the past one, five, and ten years.

U.S. stocks finished strongly for the sixth straight year
U.S. stocks returned nearly 13% for the 12 months, posting gains for the sixth consecutive calendar year. Rising corporate earnings, the growing U.S. economy, and generally accommodative global monetary policies lifted domestic markets even as Europe and China faced economic challenges, tensions flared in the Middle East and Ukraine, and concerns arose over stocks’ high valuations.

Although the Federal Reserve ended its stimulative bond-buying program in October, investors seemed reassured by the Fed’s promise to be “patient” as it decides when to increase short-term interest rates. Other central banks—including the Bank of Japan, the European Central Bank, and the People’s Bank of China—announced significant stimulus measures.

International stocks didn’t fare as well as their U.S. counterparts, returning about –3% in dollar terms. Their performance was hurt as many foreign currencies weakened against the U.S. dollar. Emerging-market stocks rose slightly, while stocks from the developed markets of Europe and the Pacific region retreated.

Defying analysts’ expectations, bond prices rose during the period
Bond prices received a boost from moves by many central banks along with various global economic, market, and geopolitical challenges that drew investors to perceived safe havens. In an unexpected rebound from the previous year, the broad U.S. bond market returned 5.97% for the period.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2014
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	13.24%	20.62%	15.64%
Russell 2000 Index (Small-caps)	4.89	19.21	15.55
Russell 3000 Index (Broad U.S. market)	12.56	20.51	15.63
FTSE All-World ex US Index (International)	-3.31	9.41	4.75

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.97%	2.66%	4.45%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.05	4.30	5.16
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.06

CPI
Consumer Price Index	0.76%	1.33%	1.69%

Even as the Fed pared back its bond purchases, prices climbed and yields fell. (Bond prices and yields move in opposite directions.) The yield of the 10-year Treasury note ended December at 2.19%, down from 2.97% at the close of December 2013.

Municipal bonds returned 9.05%, benefiting from increased demand and generally limited supply.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%.

Returns for money market funds and savings accounts remained minuscule, as the Fed kept its target for short-term interest rates to 0%–0.25%.

Large-cap companies trumped their smaller-cap counterparts
Vanguard’s three tax-managed domestic funds share a tax-efficient objective, while offering exposure to different areas of the market. The funds’ advisors—Vanguard’s Equity Investment Group and Fixed Income Group—use various portfolio management strategies to minimize the funds’ taxable gains, while deviating as little as possible from an indexing strategy.

The Tax-Managed Capital Appreciation Fund, which tracks the Russell 1000 Index and invests in large- and mid-cap stocks, was the trio’s top performer for the fiscal year. Although U.S. stocks of all sizes and styles posted gains, large-cap stocks returned significantly more than smaller-caps.

Expense Ratios
Your Fund Compared With Its Peer Group
	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.12%	—	0.91%
Tax-Managed Capital Appreciation Fund	0.12	0.08%	1.17
Tax-Managed Small-Cap Fund	0.12	0.08	1.32

The fund expense ratios shown are from the prospectus dated April 7, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the funds’ expense ratios were: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. Peer group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Capital Appreciation
Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

Eight of the fund’s nine market sectors advanced, with health care, technology, and financial stocks contributing most to performance. Together, these three sectors accounted for two-thirds of the fund’s total return.

In health care, pharmaceutical and biotech-nology firms benefited from new product development, mergers and acquisitions, and strategic alliances. Computer hardware and systems software companies led the way in technology, as demand for smartphones, mobile technologies, and cloud-based computing grew in the United States and overseas. Within the financial sector, low interest rates and the expanding economy propelled real estate investment trusts (REITs) to returns of nearly 30%.

Hurt by a slide in oil prices, energy was the only sector to decline for the period.

The Tax-Managed Balanced Fund, which seeks to hold half its assets in stocks and half in municipal bonds, was next in line. The fund’s equity portion, which also tracks the Russell 1000 Index, had similar results to the Capital Appreciation Fund.

Total Returns
Ten Years Ended December 31, 2014
Average
Annual Return
Tax-Managed Balanced Fund	6.50%
Tax-Managed Balanced Composite Index	6.73
Mixed-Asset Target Allocation Moderate Funds Average	5.21
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Tax-Managed Capital Appreciation Fund Admiral Shares	8.04%
Russell 1000 Index	7.96
Multi-Cap Core Funds Average	6.73
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Tax-Managed Small-Cap Fund Admiral Shares	9.06%
S&P SmallCap 600 Index	9.02
Small-Cap Core Funds Average	7.04
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

The Balanced Fund’s fixed income portion, which invests in intermediate-term municipal bonds, also posted strong results. As I mentioned, municipal bonds were boosted by an increase in demand, coupled with a limited supply.

The Tax-Managed Small-Cap Fund, which invests primarily in stocks of smaller companies and tracks the S&P SmallCap 600 Index, produced the group’s weakest result. Although its mandate differs, its performance was affected by trends similar to those I mentioned above. Technology, financials, and health care stocks were again top performers, but the smaller companies in these industries returned significantly less than the larger ones. The fund posted negative results in energy, materials, and telecommunication services.

Long term, the funds have stayed competitive with their benchmarks
For the decade ended December 31, 2014, Vanguard’s domestic tax-managed funds posted average annual returns ranging from more than 6% for the Balanced Fund to about 9% for the Small-Cap Fund. These returns were in line with the funds’ benchmarks, and all three funds outpaced the average returns of their peers.

Vanguard’s Equity Investment Group and Fixed Income Group deserve credit for the funds’ success in delivering results in line with their indexes and meeting their tax-management objectives. Unlike many of their peers, our tax-managed funds have never distributed capital gains to shareholders. We believe the advisors will continue this record, as they manage each fund with tax consequences in mind.

A note on expense ratios

The Expense Ratios table in each shareholder report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,”
which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index. A footnote to the Expense Ratios table reports the fund’s actual expenses for the fiscal year, a more relevant tally of the operating costs incurred by shareholders.

To build for the long term, start with a solid foundation
As the leader of a major investment firm, I get asked a lot of questions on all kinds of topics, from the outlook for global markets to the best fund choices for an IRA. But a topic that almost never comes up—and one that I consider perhaps the most important—is setting investment goals.

At Vanguard, we believe that following four timeless, straightforward principles can help put you on the right track toward investment success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

All four principles are essential, and the order in which they’re listed is intentional. Every good investment plan begins with a clearly defined goal, which sets the foundation for building your portfolio.

Vanguard’s outlook for investors: Expect less and stay balanced

In Vanguard’s recently published market outlook, global chief economist Joe Davis and his team discuss expected returns for various asset classes over the coming years. Although not bearish, our outlook on global stocks and bonds is the most guarded since 2006. The report cautions that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade ending 2024 are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.6% for the same portfolio since 1926.

Even so, Vanguard firmly believes that the principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remain unchanged.

For more information about our expectations and the probability of various outcomes, see Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2014. Results from the model may vary with each use and over time. For more information, please see page 8.

(You can read more about our principles in Vanguard’s Principles for Investing Success, available at vanguard.com/ research.)

Setting an investment goal doesn’t have to be complicated. It can be as simple as saving for retirement or for a child’s college education. Being realistic about your goals—and how to meet them—can help you stick with your investment plan even when times get tough.

We’ve recently welcomed a new year, which for many means a new beginning. Now is a perfect time to revisit your investment plan and make any necessary adjustments to help you reach your long-term financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 15, 2015

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The Vanguard Capital Markets Model® is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

Tax-Managed Balanced Fund

Fund Profile
As of December 31, 2014

Equity and Portfolio Characteristics
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	795	1,043	3,776
Median Market Cap	$50.3B	$61.1B	$48.1B
Price/Earnings Ratio	19.9x	19.9x	20.6x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	18.4%	18.5%	17.8%
Earnings Growth
Rate	16.2%	15.5%	15.4%
Dividend Yield	1.6%	1.9%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	8%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.12%	—	—
30-Day SEC Yield	1.59%	—	—
Short-Term Reserves	0.0%	—	—

Fixed Income Characteristics

		Barclays	Barclays
		1-15 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	1,261	37,500	46,179
Yield to Maturity
(before expenses)	1.8%	1.7%	2.1%
Average Coupon	4.2%	4.8%	4.8%
Average Duration	4.7 years	4.7 years	6.1 years
Average Stated
Maturity	9.1 years	8.1 years	13.4 years

Total Fund Volatility Measures
		DJ
	Tax-Managed	U.S. Total
	Balanced	Market
	Comp Index	FA Index
R-Squared	0.99	0.88
Beta	1.00	0.49
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer
	Technology	3.0%
Exxon Mobil Corp.	Oil: Integrated	1.7
Microsoft Corp.	Computer Services
	Software & Systems	1.7
Google Inc.	Computer Services
	Software & Systems	1.5
Berkshire Hathaway Inc.	Insurance: Multi-Line	1.4
Johnson & Johnson	Pharmaceuticals	1.3
Procter & Gamble Co.	Personal Care	1.2
Wells Fargo & Co.	Banks: Diversified	1.1
General Electric Co.	Diversified
	Manufacturing
	Operations	1.1
JPMorgan Chase & Co.	Diversified Financial
	Services	1.0
Top Ten		15.0%
Top Ten as % of Total Net Assets		7.2%
The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 7, 2014, and represents estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratio was 0.12%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	14.4%	14.3%	14.5%
Consumer Staples	7.8	7.9	7.5
Energy	7.8	7.8	7.6
Financial Services	19.4	19.1	19.4
Health Care	13.9	13.9	13.9
Materials &
Processing	4.1	4.0	4.2
Producer Durables	11.0	11.3	11.3
Technology	16.4	16.4	16.4
Utilities	5.2	5.3	5.2

Distribution by Credit Quality (% of fixed
income portfolio)
AAA	18.7%
AA	54.7
A	19.8
BBB	6.1
BB	0.2
Not Rated	0.5
Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. For more information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Distribution by Stated Maturity
(% of fixed income portfolio)
Under 1 Year	12.3%
1 - 3 Years	9.3
3 - 5 Years	8.1
5 - 10 Years	25.8
10 - 20 Years	43.6
20 - 30 Years	0.9

Largest Area Concentrations (% of fixed income
portfolio)
California	15.8%
New York	13.7
Texas	7.8
Pennsylvania	6.2
Illinois	5.9
New Jersey	4.8
Florida	4.4
Massachusetts	4.0
Ohio	3.5
Arizona	3.3
Top Ten	69.4%
"Largest Area Concentration" figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Tax-Managed Balanced Fund	9.81%	9.93%	6.50%	$18,772
••••••••	Tax-Managed Balanced Composite
	Index	9.95	10.21	6.73	19,189
– – – –	Mixed-Asset Target Allocation
	Moderate Funds Average	5.04	8.34	5.21	16,613
- - - - - -	Barclays Municipal Bond Index	9.05	5.16	4.74	15,885
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.09	21,779
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

Tax-Managed Balanced Fund

Financial Statements

Statement of Net Assets
As of December 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (48.1%)
Consumer Discretionary (6.9%)
	Walt Disney Co.	81,166	7,645
	Comcast Corp. Class A	107,645	6,245
	Wal-Mart Stores Inc.	67,049	5,758
*	Amazon.com Inc.	17,982	5,581
	Home Depot Inc.	51,699	5,427
	Twenty-First Century
	Fox Inc. Class A	95,951	3,685
*	eBay Inc.	62,844	3,527
	Time Warner Inc.	40,396	3,451
	Lowe’s Cos. Inc.	49,315	3,393
	NIKE Inc. Class B	33,894	3,259
	Costco Wholesale Corp.	22,617	3,206
*	Priceline Group Inc.	2,668	3,042
	Starbucks Corp.	32,863	2,696
	McDonald’s Corp.	28,474	2,668
	TJX Cos. Inc.	37,386	2,564
*	DIRECTV	25,818	2,238
	Ford Motor Co.	142,400	2,207
	CBS Corp. Class B	30,913	1,711
	Target Corp.	22,045	1,673
	Johnson Controls Inc.	33,600	1,624
*	Dollar General Corp.	20,400	1,442
*	AutoZone Inc.	2,201	1,363
	Ross Stores Inc.	14,304	1,348
	Macy’s Inc.	20,494	1,347
	Yum! Brands Inc.	17,905	1,304
*	O’Reilly Automotive Inc.	6,662	1,283
	Marriott International Inc.
	Class A	16,183	1,263
	Time Warner Cable Inc.	8,243	1,253
*	DISH Network Corp. Class A	16,305	1,188
	Royal Caribbean Cruises Ltd.	14,147	1,166
	Starwood Hotels & Resorts
	Worldwide Inc.	14,107	1,144
	Harley-Davidson Inc.	16,890	1,113
	General Motors Co.	31,600	1,103
	Estee Lauder Cos. Inc.
	Class A	13,918	1,061
	BorgWarner Inc.	18,852	1,036

			Market
			Value•
		Shares	($000)
	Advance Auto Parts Inc.	6,264	998
	Tractor Supply Co.	12,514	986
	Signet Jewelers Ltd.	7,400	974
	Ralph Lauren Corp. Class A	5,173	958
	Newell Rubbermaid Inc.	25,118	957
	Wyndham Worldwide Corp.	11,100	952
	Hanesbrands Inc.	8,400	938
	PVH Corp.	7,283	933
	Polaris Industries Inc.	6,100	923
	Carnival Corp.	19,950	904
	DR Horton Inc.	35,222	891
*	Jarden Corp.	18,507	886
*	Dollar Tree Inc.	12,588	886
	PetSmart Inc.	10,624	864
	Expedia Inc.	10,091	861
*	Sirius XM Holdings Inc.	244,000	854
	Harman International
	Industries Inc.	7,907	844
	Lear Corp.	8,600	844
	Fortune Brands Home
	& Security Inc.	18,025	816
	Lennar Corp. Class A	18,123	812
*	Bed Bath & Beyond Inc.	10,400	792
	Scripps Networks
	Interactive Inc. Class A	10,468	788
*	WABCO Holdings Inc.	7,296	764
	Gap Inc.	17,685	745
*	Restaurant Brands
	International Inc.	18,711	730
	Gentex Corp.	19,985	722
	Domino’s Pizza Inc.	7,400	697
	Kohl’s Corp.	11,385	695
*	Michael Kors Holdings Ltd.	9,200	691
	Service Corp. International	29,800	676
*	NVR Inc.	530	676
	CST Brands Inc.	15,466	674
	Dillard’s Inc. Class A	5,213	653
	Brinker International Inc.	10,837	636
	Aaron’s Inc.	20,411	624
*	Hilton Worldwide
	Holdings Inc.	23,650	617

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Dunkin’ Brands Group Inc.	14,392	614
	DeVry Education Group Inc.	12,900	612
	Thor Industries Inc.	10,400	581
	John Wiley & Sons Inc.
	Class A	9,618	570
	Big Lots Inc.	14,000	560
*	Starz	17,904	532
	Coach Inc.	13,620	512
	Family Dollar Stores Inc.	6,266	496
*	TripAdvisor Inc.	6,391	477
*	Liberty Media Corp.	13,608	477
	Viacom Inc. Class B	6,227	469
*	Discovery
	Communications Inc.	13,841	467
*	Liberty Media Corp. Class A	11,947	421
	Wendy’s Co.	43,670	394
	Comcast Corp.	6,476	373
*	Liberty Ventures Class A	9,144	345
	Las Vegas Sands Corp.	5,400	314
*	News Corp. Class A	19,237	302
*	TRW Automotive
	Holdings Corp.	2,900	298
	Omnicom Group Inc.	3,800	294
*	Panera Bread Co. Class A	1,500	262
*	Discovery
	Communications Inc.
	Class A	6,841	236
	International Game
	Technology	13,267	229
	Chico’s FAS Inc.	13,300	216
*	Taylor Morrison Home
	Corp. Class A	9,600	181
*	MGM Resorts International	8,013	171
*	Outfront Media Inc.	6,329	170
*	Liberty Broadband Corp.	3,402	170
*	Tesla Motors Inc.	700	156
*	Murphy USA Inc.	2,175	150
*	Liberty Broadband Corp.
	Class A	2,986	150
*	Toll Brothers Inc.	3,600	123
*	Foster Wheeler AG	7,228	96
*	Liberty Interactive Corp.
	Class A	3,238	95
*	Netflix Inc.	277	95
*	Chipotle Mexican Grill Inc.
	Class A	100	68
*	AMC Networks Inc. Class A	1,073	68
*	Apollo Education Group Inc.	2,000	68
*	Fossil Group Inc.	600	66
*	LKQ Corp.	1,900	53
*	Charter Communications Inc.
	Class A	300	50
*	Norwegian Cruise Line
	Holdings Ltd.	1,000	47
*	Mohawk Industries Inc.	300	47
*	Visteon Corp.	400	43
*	Under Armour Inc. Class A	600	41

			Market
			Value•
		Shares	($000)
*	CarMax Inc.	600	40
*	Liberty TripAdvisor
	Holdings Inc. Class A	1,484	40
*	Avis Budget Group Inc.	600	40
*	Ulta Salon Cosmetics
	& Fragrance Inc.	300	38
*	Madison Square
	Garden Co. Class A	500	38
*	Sally Beauty Holdings Inc.	1,200	37
*	Deckers Outdoor Corp.	400	36
*	Live Nation
	Entertainment Inc.	1,300	34
*	Tempur Sealy
	International Inc.	600	33
	Lamar Advertising Co. Class A	600	32
*	AutoNation Inc.	500	30
*	Hyatt Hotels Corp. Class A	500	30
	Wynn Resorts Ltd.	200	30
*	Sears Holdings Corp.	900	30
*	DreamWorks Animation
	SKG Inc. Class A	1,300	29
*	Urban Outfitters Inc.	800	28
*	HomeAway Inc.	900	27
*	Cabela’s Inc.	500	26
	Lennar Corp. Class B	680	25
*	Ascena Retail Group Inc.	1,700	21
*	zulily Inc. Class A	800	19
	H&R Block Inc.	500	17
*	Pandora Media Inc.	900	16
*	Liberty Broadband Rights
	Expire 1/09/2015	1,277	12
	Cablevision Systems
	Corp. Class A	394	8
			132,150
Consumer Staples (3.8%)
	Procter & Gamble Co.	117,449	10,698
	Coca-Cola Co.	160,464	6,775
	PepsiCo Inc.	66,390	6,278
	CVS Health Corp.	54,092	5,210
	Philip Morris
	International Inc.	52,594	4,284
*	Walgreens Boots
	Alliance Inc.	44,478	3,389
	Colgate-Palmolive Co.	46,570	3,222
	Mondelez International Inc.
	Class A	85,637	3,111
	Altria Group Inc.	60,380	2,975
	Archer-Daniels-Midland Co.	37,973	1,975
	Kroger Co.	29,300	1,881
	Mead Johnson Nutrition Co.	13,513	1,359
	Keurig Green Mountain Inc.	9,629	1,275
*	Constellation Brands Inc.
	Class A	11,987	1,177
*	Monster Beverage Corp.	10,838	1,174
	Hershey Co.	11,200	1,164
	Dr Pepper Snapple
	Group Inc.	15,232	1,092

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Bunge Ltd.	11,530	1,048
	Coca-Cola Enterprises Inc.	21,786	963
	Tyson Foods Inc. Class A	24,010	963
	Church & Dwight Co. Inc.	12,055	950
	JM Smucker Co.	9,251	934
	Molson Coors Brewing Co.
	Class B	12,400	924
	McCormick & Co. Inc.	11,947	888
	Brown-Forman Corp. Class B	10,088	886
	Energizer Holdings Inc.	6,365	818
	Kimberly-Clark Corp.	6,972	805
	Hormel Foods Corp.	14,892	776
	Ingredion Inc.	9,086	771
	Whole Foods Market Inc.	15,100	761
	Safeway Inc.	20,134	707
*	WhiteWave Foods Co.
	Class A	20,166	706
*	Pilgrim’s Pride Corp.	16,300	534
	Clorox Co.	3,500	365
	Herbalife Ltd.	9,027	340
	General Mills Inc.	5,114	273
	Kraft Foods Group Inc.	3,659	229
*	Hain Celestial Group Inc.	1,000	58
*	Sprouts Farmers Market Inc.	1,400	48
			71,786
Energy (3.7%)
	Exxon Mobil Corp.	173,315	16,023
	Chevron Corp.	70,832	7,946
	Schlumberger Ltd.	55,167	4,712
	EOG Resources Inc.	29,356	2,703
	ConocoPhillips	32,992	2,278
	Anadarko Petroleum Corp.	26,690	2,202
	Phillips 66	26,406	1,893
	Halliburton Co.	44,525	1,751
	Occidental Petroleum Corp.	20,404	1,645
	Baker Hughes Inc.	26,550	1,489
	Pioneer Natural
	Resources Co.	9,569	1,424
	Marathon Petroleum Corp.	15,341	1,385
*	Cheniere Energy Inc.	16,800	1,183
	Hess Corp.	15,604	1,152
	Apache Corp.	17,514	1,098
	Kinder Morgan Inc.	24,883	1,053
*	Concho Resources Inc.	10,400	1,037
	Cabot Oil & Gas Corp.	33,504	992
*	FMC Technologies Inc.	20,686	969
*	Cameron International Corp.	18,952	947
	EQT Corp.	12,497	946
	Noble Energy Inc.	19,798	939
	Cimarex Energy Co.	8,376	888
*	Southwestern Energy Co.	31,431	858
	Range Resources Corp.	15,746	842
	CONSOL Energy Inc.	23,505	795
	Devon Energy Corp.	12,654	774
*	Whiting Petroleum Corp.	22,900	756
*	Dresser-Rand Group Inc.	9,122	746

			Market
			Value•
		Shares	($000)
*	Continental Resources Inc.	18,028	691
*	Newfield Exploration Co.	24,827	673
	World Fuel Services Corp.	14,300	671
	ONEOK Inc.	13,384	666
	Superior Energy
	Services Inc.	32,721	659
*	Dril-Quip Inc.	8,200	629
*	NOW Inc.	23,882	614
*	Oil States International Inc.	12,498	611
	Helmerich & Payne Inc.	7,915	534
	National Oilwell Varco Inc.	7,929	520
*	Ultra Petroleum Corp.	38,200	503
	HollyFrontier Corp.	12,492	468
	Valero Energy Corp.	8,400	416
	Nabors Industries Ltd.	31,390	407
	Murphy Oil Corp.	6,700	338
*	WPX Energy Inc.	23,400	272
	Marathon Oil Corp.	8,482	240
	Rowan Cos. plc Class A	9,383	219
	SM Energy Co.	4,172	161
	Patterson-UTI Energy Inc.	8,502	141
	QEP Resources Inc.	6,298	127
	Williams Cos. Inc.	2,020	91
*	First Solar Inc.	1,400	62
	Chesapeake Energy Corp.	2,400	47
*	California Resources Corp.	8,161	45
*	SunPower Corp. Class A	800	21
*	Rice Energy Inc.	900	19
*	Gulfport Energy Corp.	400	17
*	Antero Resources Corp.	400	16
*	Seventy Seven Energy Inc.	321	2
	Peabody Energy Corp.	9	—
			71,306
Financial Services (9.3%)
*	Berkshire Hathaway Inc.
	Class B	83,477	12,534
	Wells Fargo & Co.	184,759	10,128
	JPMorgan Chase & Co.	143,601	8,987
	Bank of America Corp.	431,517	7,720
	Citigroup Inc.	142,243	7,697
	Visa Inc. Class A	23,674	6,207
	MasterCard Inc. Class A	49,200	4,239
	Goldman Sachs Group Inc.	21,185	4,106
	American International
	Group Inc.	72,100	4,038
	American Express Co.	40,059	3,727
	Morgan Stanley	78,760	3,056
	Simon Property Group Inc.	16,078	2,928
	American Tower Corporation	21,973	2,172
	US Bancorp	46,300	2,081
	Charles Schwab Corp.	65,505	1,978
	Capital One Financial Corp.	22,592	1,865
	Allstate Corp.	25,600	1,798
	Aon plc	17,900	1,697
	Public Storage	8,772	1,621
	Equity Residential	22,150	1,591

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Discover Financial Services	24,229	1,587
	Crown Castle
	International Corp.	19,667	1,548
	Vornado Realty Trust	12,200	1,436
	Ameriprise Financial Inc.	10,680	1,412
	Franklin Resources Inc.	25,275	1,399
	AvalonBay Communities Inc.	8,500	1,389
	Boston Properties Inc.	10,181	1,310
	SunTrust Banks Inc.	30,529	1,279
	Fidelity National
	Information Services Inc.	20,281	1,261
*	Fiserv Inc.	17,542	1,245
	Weyerhaeuser Co.	34,166	1,226
	T. Rowe Price Group Inc.	14,000	1,202
*	Alliance Data Systems Corp.	4,187	1,198
	Moody’s Corp.	12,400	1,188
	General Growth
	Properties Inc.	41,900	1,179
	Hartford Financial
	Services Group Inc.	27,900	1,163
	PNC Financial Services
	Group Inc.	12,500	1,140
	Essex Property Trust Inc.	5,473	1,131
	Travelers Cos. Inc.	10,589	1,121
	Host Hotels & Resorts Inc.	46,699	1,110
	Lincoln National Corp.	19,030	1,097
	Progressive Corp.	40,197	1,085
	Loews Corp.	25,816	1,085
	Intercontinental
	Exchange Inc.	4,771	1,046
	State Street Corp.	13,069	1,026
	KeyCorp	71,618	995
	SL Green Realty Corp.	8,159	971
*	CBRE Group Inc. Class A	26,773	917
	Bank of New York
	Mellon Corp.	22,432	910
	Regions Financial Corp.	84,715	895
*	Affiliated Managers
	Group Inc.	4,184	888
	Equifax Inc.	10,958	886
	MetLife Inc.	16,240	878
	CIT Group Inc.	18,000	861
	TD Ameritrade
	Holding Corp.	24,061	861
	Federal Realty
	Investment Trust	6,419	857
	Comerica Inc.	18,100	848
*	E*TRADE Financial Corp.	34,200	830
	Jones Lang LaSalle Inc.	5,312	796
*	Markel Corp.	1,151	786
	Everest Re Group Ltd.	4,600	783
*	Arch Capital Group Ltd.	13,250	783
	First Republic Bank	15,000	782
	Torchmark Corp.	14,422	781
	Fifth Third Bancorp	38,275	780
	Legg Mason Inc.	14,354	766

			Market
			Value•
		Shares	($000)
	Reinsurance Group of
	America Inc. Class A	8,670	760
*	Signature Bank	6,000	756
	Voya Financial Inc.	17,600	746
*	Alleghany Corp.	1,609	746
	Global Payments Inc.	9,114	736
	Zions Bancorporation	25,651	731
	Unum Group	20,827	726
*	SVB Financial Group	6,200	720
	East West Bancorp Inc.	18,269	707
	Apartment Investment
	& Management Co.
	Class A	18,776	698
	Equity LifeStyle
	Properties Inc.	13,400	691
	Extra Space Storage Inc.	11,700	686
	WR Berkley Corp.	13,343	684
	Chubb Corp.	6,600	683
	Taubman Centers Inc.	8,900	680
	Assurant Inc.	9,900	677
*	Popular Inc.	19,500	664
	MSCI Inc. Class A	13,834	656
	NASDAQ OMX Group Inc.	13,673	656
	Raymond James
	Financial Inc.	11,434	655
	City National Corp.	8,000	646
	Douglas Emmett Inc.	22,734	646
	Lazard Ltd. Class A	12,825	642
*	Howard Hughes Corp.	4,900	639
	SEI Investments Co.	15,847	635
	White Mountains
	Insurance Group Ltd.	998	629
*	Forest City Enterprises Inc.
	Class A	29,413	626
	BlackRock Inc.	1,742	623
	Brown & Brown Inc.	18,861	621
	Tanger Factory Outlet
	Centers Inc.	16,700	617
	First Horizon National Corp.	45,440	617
	Commerce Bancshares Inc.	14,188	617
	Post Properties Inc.	10,400	611
	FactSet Research
	Systems Inc.	4,299	605
	StanCorp Financial
	Group Inc.	8,600	601
	RenaissanceRe
	Holdings Ltd.	6,098	593
	Associated Banc-Corp	31,727	591
	TCF Financial Corp.	37,100	590
	Assured Guaranty Ltd.	22,194	577
	Total System Services Inc.	16,500	560
	Leucadia National Corp.	24,733	555
	HCC Insurance Holdings Inc.	10,264	549
	Aflac Inc.	8,800	538
	DDR Corp.	29,107	534
	Huntington Bancshares Inc.	50,700	533

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	American Homes 4 Rent
	Class A	31,300	533
	Synovus Financial Corp.	18,742	508
	Allied World Assurance
	Co. Holdings AG	13,344	506
	TFS Financial Corp.	33,500	499
	Prudential Financial Inc.	5,512	499
	Brixmor Property Group Inc.	19,000	472
	Ventas Inc.	6,500	466
	LPL Financial Holdings Inc.	10,200	454
	McGraw Hill Financial Inc.	4,600	409
	Prologis Inc.	8,700	374
	Hanover Insurance Group Inc.	5,014	358
	ACE Ltd.	3,000	345
	CNA Financial Corp.	8,693	337
	Retail Properties
	of America Inc.	19,700	329
	Morningstar Inc.	5,028	325
	HCP Inc.	7,300	321
	Dun & Bradstreet Corp.	2,500	302
	CME Group Inc.	2,895	257
*	MBIA Inc.	26,875	256
	BOK Financial Corp.	4,040	243
	ProAssurance Corp.	5,000	226
	BB&T Corp.	5,800	226
	Annaly Capital
	Management Inc.	19,500	211
*	Realogy Holdings Corp.	4,200	187
	Health Care REIT Inc.	2,300	174
	CBOE Holdings Inc.	2,400	152
	FNF Group	3,247	112
	Santander Consumer
	USA Holdings Inc.	5,400	106
	Hospitality Properties Trust	3,122	97
*	Genworth Financial Inc.
	Class A	10,500	89
	Washington Prime
	Group Inc.	5,041	87
*	Synchrony Financial	2,244	67
*	Ocwen Financial Corp.	3,700	56
	Navient Corp.	2,200	48
*	Ally Financial Inc.	1,600	38
*	CoreLogic Inc.	1,000	32
*	Vantiv Inc. Class A	900	31
*	FleetCor Technologies Inc.	200	30
	Interactive Brokers Group Inc.	1,000	29
	Marsh & McLennan Cos. Inc.	500	29
	Gaming and Leisure
	Properties Inc.	900	26
*	Zillow Inc. Class A	200	21
*	FNFV Group	1,082	17
	Cullen/Frost Bankers Inc.	200	14
*	Nationstar Mortgage
	Holdings Inc.	400	11
	People’s United Financial Inc.	400	6
			177,855

			Market
			Value•
		Shares	($000)
Health Care (6.7%)
	Johnson & Johnson	112,644	11,779
	Pfizer Inc.	236,987	7,382
*	Gilead Sciences Inc.	71,902	6,777
	Merck & Co. Inc.	105,821	6,010
	Amgen Inc.	35,755	5,695
*	Celgene Corp.	39,224	4,388
	UnitedHealth Group Inc.	40,213	4,065
*	Biogen Idec Inc.	11,821	4,013
	Bristol-Myers Squibb Co.	64,460	3,805
*	Express Scripts
	Holding Co.	39,249	3,323
*	Actavis plc	12,895	3,319
	AbbVie Inc.	49,600	3,246
	Allergan Inc.	15,259	3,244
	Thermo Fisher
	Scientific Inc.	21,267	2,665
	Medtronic Inc.	35,800	2,585
	McKesson Corp.	12,336	2,561
	Abbott Laboratories	54,800	2,467
*	Alexion Pharmaceuticals Inc.	11,186	2,070
*	Anthem Inc.	15,626	1,964
*	Regeneron
	Pharmaceuticals Inc.	4,650	1,908
	Covidien plc	18,400	1,882
	Aetna Inc.	21,155	1,879
	Stryker Corp.	19,549	1,844
*	Vertex Pharmaceuticals Inc.	14,400	1,711
	Cigna Corp.	16,362	1,684
	Eli Lilly & Co.	24,100	1,663
*	Illumina Inc.	8,700	1,606
	Perrigo Co. plc	9,100	1,521
*	HCA Holdings Inc.	20,544	1,508
	Zoetis Inc.	33,380	1,436
	Humana Inc.	10,000	1,436
*	Mylan Inc.	24,956	1,407
	AmerisourceBergen
	Corp. Class A	15,306	1,380
	Zimmer Holdings Inc.	11,570	1,312
*	CareFusion Corp.	17,695	1,050
*	DaVita HealthCare
	Partners Inc.	13,800	1,045
	CR Bard Inc.	6,165	1,027
*	Hospira Inc.	15,860	971
*	Endo International plc	13,469	971
*	Mallinckrodt plc	9,675	958
	Universal Health
	Services Inc. Class B	8,217	914
	St. Jude Medical Inc.	13,835	900
	Agilent Technologies Inc.	20,807	852
*	Intuitive Surgical Inc.	1,590	841
	DENTSPLY International Inc.	15,483	825
	Cooper Cos. Inc.	4,984	808
*	Laboratory Corp. of
	America Holdings	7,391	797
	Omnicare Inc.	10,893	794

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	QIAGEN NV	29,900	701
	PerkinElmer Inc.	16,000	700
	Baxter International Inc.	8,900	652
*	Quintiles Transnational
	Holdings Inc.	10,400	612
	Hill-Rom Holdings Inc.	12,822	585
	Cardinal Health Inc.	7,245	585
	Bio-Techne Corp.	6,200	573
*	Tenet Healthcare Corp.	10,925	554
	Quest Diagnostics Inc.	8,019	538
*	Varian Medical Systems Inc.	6,100	528
*	Cerner Corp.	8,010	518
	Patterson Cos. Inc.	9,300	447
*	Charles River Laboratories
	International Inc.	5,500	350
	Becton Dickinson and Co.	1,984	276
*	Edwards Lifesciences Corp.	1,319	168
*	Alkermes plc	1,700	100
*	Boston Scientific Corp.	6,700	89
*	Intercept Pharmaceuticals Inc.	450	70
*	Jazz Pharmaceuticals plc	300	49
*	Centene Corp.	400	42
*	Cubist Pharmaceuticals Inc.	400	40
*	Halyard Health Inc.	871	40
*	VCA Inc.	800	39
*	United Therapeutics Corp.	300	39
*	Alnylam Pharmaceuticals Inc.	400	39
*	Health Net Inc.	700	37
*	Pharmacyclics Inc.	300	37
*	Incyte Corp.	500	37
*	Catamaran Corp.	700	36
*	BioMarin Pharmaceutical Inc.	400	36
*	Sirona Dental Systems Inc.	400	35
*	Salix Pharmaceuticals Ltd.	300	34
*	Veeva Systems Inc. Class A	1,300	34
*	Align Technology Inc.	600	34
*	MEDNAX Inc.	500	33
*	Community Health
	Systems Inc.	600	32
*	Hologic Inc.	1,200	32
*	Covance Inc.	300	31
*	Alere Inc.	800	30
*	Premier Inc. Class A	900	30
*	Medivation Inc.	300	30
*	IDEXX Laboratories Inc.	200	30
*	Brookdale Senior Living Inc.	800	29
*	athenahealth Inc.	200	29
*	LifePoint Hospitals Inc.	400	29
*	Envision Healthcare
	Holdings Inc.	800	28
*	Henry Schein Inc.	200	27
*	Allscripts Healthcare
	Solutions Inc.	1,900	24
*	Myriad Genetics Inc.	700	24
*	Seattle Genetics Inc.	600	19
			127,399

			Market
			Value•
		Shares	($000)
Materials & Processing (2.0%)
	Monsanto Co.	24,208	2,892
	Precision Castparts Corp.	8,302	2,000
	PPG Industries Inc.	7,550	1,745
	Ecolab Inc.	16,100	1,683
	Praxair Inc.	12,852	1,665
	EI du Pont de
	Nemours & Co.	21,128	1,562
	Sherwin-Williams Co.	5,650	1,486
	Sigma-Aldrich Corp.	8,780	1,205
	Dow Chemical Co.	26,400	1,204
	LyondellBasell Industries
	NV Class A	13,538	1,075
	CF Industries Holdings Inc.	3,912	1,066
	Ingersoll-Rand plc	15,400	976
	Sealed Air Corp.	21,500	912
	Celanese Corp. Class A	14,840	890
	Ball Corp.	13,018	887
	Vulcan Materials Co.	13,034	857
	Airgas Inc.	7,019	808
	FMC Corp.	13,998	798
*	WR Grace & Co.	8,200	782
*	Crown Holdings Inc.	15,341	781
	Ashland Inc.	6,198	742
	Valspar Corp.	8,000	692
	Southern Copper Corp.	23,700	668
	Lennox International Inc.	7,000	666
*	Hexcel Corp.	15,600	647
	Eagle Materials Inc.	8,500	646
	NewMarket Corp.	1,550	626
	United States Steel Corp.	22,682	607
	Cytec Industries Inc.	12,666	585
	Silgan Holdings Inc.	10,642	570
*	Owens-Illinois Inc.	19,200	518
	Westlake Chemical Corp.	7,800	477
	Reliance Steel &
	Aluminum Co.	7,600	466
	Martin Marietta
	Materials Inc.	4,086	451
	Tahoe Resources Inc.	31,199	433
	Albemarle Corp.	7,000	421
	Valmont Industries Inc.	3,311	421
	Freeport-McMoRan Inc.	17,694	413
	Nucor Corp.	7,400	363
	Scotts Miracle-Gro Co.
	Class A	5,042	314
*	Armstrong World
	Industries Inc.	5,803	297
	International Paper Co.	4,943	265
	Fastenal Co.	4,725	225
	Eastman Chemical Co.	2,640	200
	Air Products &
	Chemicals Inc.	1,200	173
	Owens Corning	3,600	129
	Mosaic Co.	2,600	119
	Royal Gold Inc.	800	50

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	USG Corp.	1,400	39
	Newmont Mining Corp.	966	18
*	Veritiv Corp.	94	5
			37,520
Producer Durables (5.3%)
	General Electric Co.	386,409	9,765
	Union Pacific Corp.	40,352	4,807
	3M Co.	20,400	3,352
	Honeywell International Inc.	33,000	3,297
	United Technologies Corp.	28,576	3,286
	Boeing Co.	21,420	2,784
	Danaher Corp.	32,151	2,756
	FedEx Corp.	15,576	2,705
	Delta Air Lines Inc.	47,200	2,322
	United Parcel Service Inc.
	Class B	19,000	2,112
	Southwest Airlines Co.	44,257	1,873
	CSX Corp.	47,000	1,703
*	United Continental
	Holdings Inc.	24,200	1,619
	Automatic Data
	Processing Inc.	16,974	1,415
	Cummins Inc.	9,721	1,401
	Accenture plc Class A	15,600	1,393
	General Dynamics Corp.	9,191	1,265
	Caterpillar Inc.	13,500	1,236
	Xerox Corp.	84,755	1,175
	Roper Industries Inc.	7,410	1,159
	Raytheon Co.	10,049	1,087
	Textron Inc.	25,011	1,053
	AMETEK Inc.	19,900	1,047
	Pall Corp.	9,800	992
	Kansas City Southern	7,600	927
	WW Grainger Inc.	3,632	926
	TransDigm Group Inc.	4,710	925
*	Verisk Analytics Inc. Class A	14,300	916
*	Waters Corp.	8,118	915
	Lockheed Martin Corp.	4,703	906
	Rockwell Collins Inc.	10,300	870
*	United Rentals Inc.	8,500	867
*	Mettler-Toledo
	International Inc.	2,860	865
	Expeditors International
	of Washington Inc.	19,366	864
	Wabtec Corp.	9,906	861
*	Stericycle Inc.	6,554	859
	Robert Half International Inc.	14,100	823
	Flowserve Corp.	13,613	814
	JB Hunt Transport
	Services Inc.	9,610	810
	American Airlines Group Inc.	14,700	788
	Xylem Inc.	20,539	782
	Towers Watson
	& Co. Class A	6,900	781
*	Quanta Services Inc.	26,695	758

			Market
			Value•
		Shares	($000)
*	Spirit AeroSystems
	Holdings Inc. Class A	17,600	757
	Allegion plc	13,433	745
	Huntington Ingalls
	Industries Inc.	6,569	739
	Manitowoc Co. Inc.	32,800	725
	Emerson Electric Co.	11,700	722
	Ryder System Inc.	7,700	715
	Lincoln Electric Holdings Inc.	10,323	713
	Nordson Corp.	8,950	698
	Cintas Corp.	8,650	678
	Carlisle Cos. Inc.	7,500	677
	Oshkosh Corp.	13,847	674
	Pentair plc	10,087	670
*	AECOM Technology Corp.	21,934	666
	AGCO Corp.	14,737	666
	Regal-Beloit Corp.	8,600	647
	Fluor Corp.	10,658	646
	Air Lease Corp. Class A	18,500	635
	Triumph Group Inc.	9,400	632
	Con-way Inc.	12,665	623
*	WESCO International Inc.	8,119	619
	ITT Corp.	15,069	610
	Toro Co.	9,518	607
	Landstar System Inc.	8,185	594
	Republic Services Inc.
	Class A	14,710	592
	Babcock & Wilcox Co.	19,119	579
	CH Robinson Worldwide Inc.	7,611	570
	Trinity Industries Inc.	19,100	535
	ADT Corp.	14,600	529
	Waste Connections Inc.	12,000	528
	Donaldson Co. Inc.	13,286	513
	Alliant Techsystems Inc.	4,386	510
	Deere & Co.	5,600	495
	SPX Corp.	5,597	481
	AO Smith Corp.	8,400	474
	Stanley Black & Decker Inc.	4,927	473
*	B/E Aerospace Inc.	8,111	471
*	Keysight Technologies Inc.	13,903	469
*	Jacobs Engineering
	Group Inc.	10,195	456
	National Instruments Corp.	14,511	451
	MSC Industrial Direct
	Co. Inc. Class A	5,300	431
*	Navistar International Corp.	12,650	424
	L-3 Communications
	Holdings Inc.	3,289	415
	Copa Holdings SA Class A	3,938	408
	IDEX Corp.	4,729	368
	ManpowerGroup Inc.	5,250	358
	Illinois Tool Works Inc.	3,700	350
	Chicago Bridge
	& Iron Co. NV	8,088	340
	Covanta Holding Corp.	14,400	317
	Paychex Inc.	6,600	305

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Norfolk Southern Corp.	2,700	296
	Eaton Corp. plc	3,900	265
	FLIR Systems Inc.	8,000	258
	Lexmark International Inc.
	Class A	5,300	219
*	KLX Inc.	5,155	213
	Joy Global Inc.	4,200	195
	KBR Inc.	10,782	183
	Kennametal Inc.	3,000	107
*	Middleby Corp.	1,000	99
*	Spirit Airlines Inc.	600	45
*	Old Dominion Freight Line Inc.	500	39
*	HD Supply Holdings Inc.	1,300	38
*	CoStar Group Inc.	200	37
*	IHS Inc. Class A	300	34
*	Kirby Corp.	400	32
*	Genpact Ltd.	1,700	32
*	Zebra Technologies Corp.	400	31
*	Genesee & Wyoming Inc.
	Class A	300	27
*	Restaurant Brands
	International LP	189	7
			101,318
Technology (7.9%)
	Apple Inc.	252,718	27,895
	Microsoft Corp.	333,556	15,494
*	Facebook Inc. Class A	92,700	7,232
*	Google Inc. Class C	13,402	7,055
*	Google Inc. Class A	13,122	6,963
	Oracle Corp.	152,290	6,848
	Intel Corp.	181,400	6,583
	International Business
	Machines Corp.	33,103	5,311
	Cisco Systems Inc.	183,415	5,102
	QUALCOMM Inc.	67,900	5,047
	EMC Corp.	103,936	3,091
*	Yahoo! Inc.	54,466	2,751
	Hewlett-Packard Co.	68,473	2,748
*	salesforce.com inc	34,912	2,071
*	Adobe Systems Inc.	28,196	2,050
*	Cognizant Technology
	Solutions Corp. Class A	35,696	1,880
	Applied Materials Inc.	69,980	1,744
	Avago Technologies Ltd.
	Class A	16,735	1,683
	Corning Inc.	71,577	1,641
	Intuit Inc.	17,524	1,616
	Texas Instruments Inc.	28,546	1,526
	SanDisk Corp.	14,600	1,431
*	Micron Technology Inc.	39,500	1,383
	Western Digital Corp.	12,200	1,351
	Symantec Corp.	48,039	1,232
	Broadcom Corp. Class A	28,143	1,219
	Amphenol Corp. Class A	22,392	1,205
*	Autodesk Inc.	18,108	1,088
	Skyworks Solutions Inc.	14,900	1,083

			Market
			Value•
		Shares	($000)
	NetApp Inc.	25,271	1,048
	Lam Research Corp.	13,000	1,031
*	SBA Communications
	Corp. Class A	9,211	1,020
	Altera Corp.	26,452	977
	NVIDIA Corp.	48,300	968
	Motorola Solutions Inc.	14,167	950
*	Citrix Systems Inc.	14,628	933
	Activision Blizzard Inc.	43,960	886
	Computer Sciences Corp.	13,800	870
	Analog Devices Inc.	15,396	855
	Xilinx Inc.	18,129	785
*	Teradata Corp.	17,736	775
*	Synopsys Inc.	17,700	769
	Avnet Inc.	17,000	731
	Brocade Communications
	Systems Inc.	61,300	726
*	SunEdison Inc.	37,200	726
	Teradyne Inc.	34,400	681
*	VeriSign Inc.	11,628	663
	IAC/InterActiveCorp	10,600	644
*	Ingram Micro Inc.	22,800	630
	DST Systems Inc.	6,430	605
	Sabre Corp.	27,900	566
	Dolby Laboratories Inc.
	Class A	12,800	552
*	Tech Data Corp.	8,600	544
	Amdocs Ltd.	11,100	518
*	Twitter Inc.	13,400	481
*	Cadence Design
	Systems Inc.	24,100	457
*	Atmel Corp.	52,800	443
	Juniper Networks Inc.	19,100	426
*	CommScope
	Holding Co. Inc.	18,254	417
	Solera Holdings Inc.	7,390	378
	AVX Corp.	25,300	354
	Linear Technology Corp.	4,900	223
*	NCR Corp.	6,800	198
	Maxim Integrated
	Products Inc.	5,500	175
*	ON Semiconductor Corp.	16,000	162
	CA Inc.	5,007	152
	CDK Global Inc.	3,058	125
*	Arrow Electronics Inc.	1,900	110
*	Freescale
	Semiconductor Ltd.	2,600	66
*	Palo Alto Networks Inc.	400	49
*	F5 Networks Inc.	300	39
*	Groupon Inc. Class A	4,600	38
*	IPG Photonics Corp.	500	37
*	JDS Uniphase Corp.	2,600	36
*	Gartner Inc.	400	34
*	Stratasys Ltd.	400	33
*	Rackspace Hosting Inc.	700	33
*	NetSuite Inc.	300	33

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	AOL Inc.	700	32
*	EchoStar Corp. Class A	600	32
*	IMS Health Holdings Inc.	1,200	31
*	Fortinet Inc.	1,000	31
*	Riverbed Technology Inc.	1,500	31
*	SolarWinds Inc.	600	30
*	VeriFone Systems Inc.	800	30
*	Splunk Inc.	500	29
*	Electronic Arts Inc.	600	28
*	Red Hat Inc.	400	28
*	ARRIS Group Inc.	900	27
*	ServiceNow Inc.	400	27
*	Tableau Software Inc.
	Class A	300	25
*	Akamai Technologies Inc.	400	25
*	ANSYS Inc.	300	25
*	Workday Inc. Class A	300	25
	Equinix Inc.	102	23
*	LinkedIn Corp. Class A	100	23
*	Informatica Corp.	600	23
*	Rovi Corp.	1,000	23
*	PTC Inc.	600	22
*	Zynga Inc. Class A	7,300	19
*	FireEye Inc.	600	19
*	VMware Inc. Class A	200	17
*	Yelp Inc. Class A	300	16
			150,916
Utilities (2.5%)
	Verizon
	Communications Inc.	169,200	7,915
	AT&T Inc.	216,766	7,281
	Duke Energy Corp.	32,430	2,709
	NextEra Energy Inc.	23,497	2,498
	Southern Co.	41,900	2,058
	Sempra Energy	15,029	1,674
*	Level 3
	Communications Inc.	31,510	1,556

			Market
			Value•
		Shares	($000)
	Exelon Corp.	40,100	1,487
	Edison International	21,508	1,408
	Dominion Resources Inc.	17,408	1,339
	PG&E Corp.	24,535	1,306
	NiSource Inc.	25,200	1,069
	American Electric
	Power Co. Inc.	16,500	1,002
	Wisconsin Energy Corp.	18,432	972
	Public Service
	Enterprise Group Inc.	22,200	919
	American Water
	Works Co. Inc.	16,628	886
*	Calpine Corp.	39,910	883
	NRG Energy Inc.	32,224	868
*	T-Mobile US Inc.	29,700	800
	OGE Energy Corp.	22,086	784
	ITC Holdings Corp.	18,810	761
	UGI Corp.	19,878	755
	Xcel Energy Inc.	21,000	754
	National Fuel Gas Co.	10,501	730
	Energen Corp.	11,230	716
	Aqua America Inc.	25,378	678
	Questar Corp.	26,333	666
	CMS Energy Corp.	19,027	661
	AES Corp.	47,369	652
	Telephone & Data
	Systems Inc.	23,330	589
	Alliant Energy Corp.	7,713	512
	Consolidated Edison Inc.	6,400	423
	AGL Resources Inc.	6,000	327
	MDU Resources Group Inc.	9,950	234
*	United States Cellular Corp.	2,615	104
			47,976
Total Common Stocks
(Cost $492,273)			918,226

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (51.2%)
Alabama (0.2%)
Alabama 21st Century Authority
Tobacco Settlement Revenue	5.000%	6/1/20	500	577
Alabama Incentives Financing
Authority Special Obligation Revenue	5.000%	9/1/32	380	425
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	562
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	562
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	561
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	305
				2,992

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alaska (0.0%)
Alaska Housing Finance Corp. General
Housing Revenue	5.000%	12/1/29	500	579

Arizona (1.7%)
Arizona Board Regents Arizona State
University System COP	5.000%	7/1/22 (14)	1,500	1,647
Arizona Board Regents Arizona State
University System Revenue	5.875%	7/1/24	100	116
Arizona COP	5.000%	10/1/18 (4)	500	568
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	553
Arizona School Facilities Board COP	5.500%	9/1/23	500	576
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	1,955	2,403
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,000	2,483
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	500	554
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	594
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,428
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	500	583
Chandler AZ GO	5.000%	7/1/23	1,000	1,237
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	304
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/19	900	960
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,739
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/24	300	349
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/15 (Prere.)	500	512
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/26	2,500	3,073
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	589
Regional Public Transportation Authority
Arizona Excise Tax Revenue (Maricopa County
Public Transportation)	5.250%	7/1/24	1,000	1,261
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	858
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	592
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,350
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/35	2,000	2,083
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	1,033
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	610
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19	500	556
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.250%	10/1/22	500	590
				32,201

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California (8.1%)
ABAG Finance Authority for Nonprofit
Corps. California Revenue (Episcopal
Senior Communities)	5.000%	7/1/22	500	570
ABAG Finance Authority for Nonprofit
Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	887
Alameda CA Corridor Transportation
Authority Revenue	5.300%	10/1/23 (2)	200	216
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/30 (2)	740	365
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/32 (14)	1,650	792
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	529
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	570
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,162
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	584
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.640%	4/1/20	1,000	1,000
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.740%	4/1/21	1,000	1,001
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.940%	5/1/23	1,000	1,003
Brea CA Public Financing Authority
Tax Allocation Revenue	7.000%	9/1/23	1,105	1,238
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	531
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	551
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	187
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	568
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	685
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	480	546
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/24	500	636
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/28	20	23
California Economic Recovery GO	5.000%	7/1/18	500	571
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	587
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	586
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	372
California Economic Recovery GO	5.250%	7/1/21	185	217
California Economic Recovery GO	5.000%	7/1/22	500	533
California Educational Facilities Authority Revenue
(University of San Francisco)	6.125%	10/1/30	500	611
California GO	6.000%	2/1/16	500	531
California GO	5.000%	11/1/16	350	379
California GO	5.000%	3/1/17	500	547
California GO	6.000%	4/1/18	500	581

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/18	500	538
California GO	5.000%	11/1/18 (14)	500	561
California GO	5.000%	6/1/19 (14)	500	553
California GO	5.000%	2/1/20	500	588
California GO	5.000%	9/1/21	500	603
California GO	5.000%	10/1/21	250	270
California GO	5.000%	10/1/23	1,000	1,229
California GO	5.000%	12/1/25	1,000	1,216
California GO	5.500%	3/1/26	500	570
California GO	5.000%	6/1/27 (14)	500	547
California GO	4.500%	8/1/27	85	91
California GO	5.000%	9/1/27	500	537
California GO	5.000%	2/1/28	690	814
California GO	4.500%	8/1/28 (2)	725	775
California GO	5.750%	4/1/29	500	595
California GO	5.000%	9/1/29 (2)	500	525
California GO	5.000%	9/1/29	495	561
California GO	5.000%	10/1/29	3,500	3,915
California GO	5.000%	11/1/29	1,700	2,020
California GO	5.250%	3/1/30	500	582
California GO	5.250%	9/1/30	500	593
California GO	5.000%	2/1/32	500	581
California GO	5.000%	6/1/32	370	401
California GO	5.000%	10/1/32	2,375	2,820
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,000	1,185
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	358
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	555
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,126
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/20	325	387
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	965	1,127
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	593
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	120
California Infrastructure & Economic
Development Bank Revenue (Bay Area
Toll Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	654
1 California Infrastructure & Economic
Development Bank Revenue
(J. Paul Getty Trust) PUT	0.320%	4/1/16	1,000	1,000
California Infrastructure & Economic
Development Bank Revenue
(Pacific Gas & Electric Co.) VRDO	0.020%	1/2/15 LOC	4,500	4,500
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	589
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	25
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,208

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,171
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,000	1,206
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	350
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	295
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	100	108
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	40	43
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	226
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	81
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	140
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	43
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	30
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,174
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,171
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	405
California State University Revenue Systemwide	5.750%	11/1/27	500	591
California State University Revenue Systemwide	5.250%	11/1/29	300	348
California State University Revenue Systemwide	5.000%	11/1/30	1,000	1,181
California State University Revenue Systemwide	5.000%	11/1/34	2,000	2,374
California Statewide Communities Development
Authority Revenue (Buck Institute for
Age Research)	3.000%	11/15/16	250	260
California Statewide Communities Development
Authority Revenue (Buck Institute for
Age Research)	4.000%	11/15/17	275	298
Chabot-Las Positas CA Community
College District GO	5.000%	8/1/31	1,000	1,173
Chaffey CA Community College District GO	5.000%	6/1/23	840	1,032
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	1,000	1,186
Citrus CA Community College District GO	0.000%	8/1/34	1,000	734
Colton CA Public Financing Authority
Electric Revenue	5.000%	4/1/28	500	574
Contra Costa CA Community College District GO	5.000%	8/1/31	1,000	1,177
Contra Costa CA Municipal Water
District Revenue	5.000%	10/1/33	1,000	1,170
1 Contra Costa CA Transportation Authority
Sales Tax Revenue PUT	0.474%	12/15/15	1,600	1,601
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/22	970	1,139
1 East Bay CA Municipal Utility District
Waste Water System Revenue PUT	0.240%	12/1/15	1,100	1,100

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/29	1,390	930
La Quinta CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/26	1,500	1,712
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	390
Long Beach CA Finance Authority Natural
Gas Purchase Revenue	5.250%	11/15/19	75	86
Long Beach CA Finance Authority Natural
Gas Purchase Revenue	5.250%	11/15/23	330	388
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	970
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	1,045	1,121
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	500	572
2 Los Angeles CA Community College District GO	5.000%	8/1/22	1,000	1,225
2 Los Angeles CA Community College District GO	5.000%	8/1/30	1,000	1,203
2 Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,072
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	586
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/24	500	584
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/31 (4)	1,500	1,537
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	1,175	1,243
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	1,825	2,024
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	1,535	1,679
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,638
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	577
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	801
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	575
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	575
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	1,475	1,589
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	650	708
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	573
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	654
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	584
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/31 (14)	1,500	1,588
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/20	1,500	1,762
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	668
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	365
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	595
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/21	1,170	1,362
Orange County CA Transportation Authority
Toll Road Revenue	5.000%	8/15/29	1,250	1,470
Palomar CA Community College District GO	4.750%	5/1/32 (4)	1,600	1,721
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	808
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	688
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	334
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,171

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/16	100	106
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/29	1,000	1,211
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/30	2,415	1,162
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/16	100	104
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	160
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	284
Sacramento CA Municipal Utility District Financing
Authority Revenue (Cosumnes Project)	5.125%	7/1/29 (14)	1,000	1,055
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	500	568
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/23	500	573
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	567
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	578
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,193
San Diego CA Community College District GO	5.000%	8/1/31	500	585
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	572
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	590
San Diego CA Unified School District GO	0.000%	7/1/27	500	329
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	653
San Diego CA Unified School District GO	0.000%	7/1/28	500	313
San Diego CA Unified School District GO	0.000%	7/1/29	500	300
San Diego CA Unified School District GO	0.000%	7/1/30	100	55
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/30 (4)	500	570
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	652
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	401
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/28	500	585
San Francisco CA City & County
(Laguna Honda Hospital) GO	5.000%	6/15/28 (12)	2,000	2,042
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	584
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	262
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	567
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	601
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,425
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	4.000%	8/1/15	140	143
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/16	600	640

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Unified
School District GO	4.000%	6/15/32	965	1,014
San Jose CA Airport Revenue	5.000%	3/1/27	500	590
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,000	1,027
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	774
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26	1,000	1,170
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/15	245	253
State Center California Community College
District GO	5.000%	8/1/31 (4)	1,000	1,084
Turlock CA Public Financing Authority
Water Revenue	4.750%	5/1/32	2,000	2,140
University of California Revenue	5.000%	5/15/21	500	514
University of California Revenue	5.000%	5/15/23	1,000	1,197
University of California Revenue	5.000%	5/15/25	500	556
University of California Revenue	5.000%	5/15/27 (14)	500	535
University of California Revenue	5.000%	5/15/28 (14)	500	533
University of California Revenue	5.000%	5/15/28	1,000	1,199
University of California Revenue	4.500%	5/15/31 (4)	2,000	2,047
University of California Revenue	4.750%	5/15/33	155	164
University of California Revenue PUT	5.000%	5/15/23	3,000	3,687
West Contra Costa CA Unified School District GO	5.000%	8/1/28	1,185	1,393
				154,887
Colorado (0.5%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	365
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	589
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	512
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	563
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	542
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	591
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	589
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	490
Denver CO City & County COP VRDO	0.030%	1/2/15	1,600	1,600
E-470 Public Highway Authority
Colorado Revenue	5.250%	9/1/18 (14)	1,500	1,685
E-470 Public Highway Authority
Colorado Revenue	0.000%	9/1/23 (14)	1,000	788
E-470 Public Highway Authority
Colorado Revenue	5.500%	9/1/24 (14)	300	309
E-470 Public Highway Authority
Colorado Revenue	5.375%	9/1/26	1,000	1,132
University of Colorado Enterprise
System Revenue	5.000%	6/1/29	500	586
				10,341
Connecticut (0.9%)
1 Connecticut GO	0.540%	5/15/15	1,000	1,001
Connecticut GO	5.000%	7/15/15	1,000	1,026
Connecticut GO	5.000%	11/1/16	410	444
Connecticut GO	5.000%	4/15/21	500	594

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	11/15/22	1,935	2,339
Connecticut GO	5.000%	4/15/24	500	599
Connecticut GO	5.000%	9/1/26	1,000	1,212
Connecticut GO	5.000%	4/15/28	500	588
Connecticut GO	5.000%	3/1/32	2,950	3,469
Connecticut GO	5.000%	10/15/32	705	826
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	564
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.030%	1/2/15	1,100	1,100
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	116
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,000	1,225
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	566
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/30	1,500	1,793
Hartford CT GO	5.000%	4/1/30	435	496
				17,958
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	693
Delaware GO	5.000%	7/1/20	600	713
Delaware GO	5.000%	10/1/20	700	836
				2,242
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	559
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	773
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	586
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	576
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	585
				3,079
Florida (2.3%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/16 (Prere.)	530	560
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,186
Broward County FL Airport System Revenue	5.000%	10/1/28	400	458
Broward County FL Airport System Revenue	5.375%	10/1/29	500	573
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,176
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	1,000	1,020
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	478
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	1,295	1,432
1 Citizens Property Insurance Corp. Florida
Revenue (Personal Lines Account/
Commercial Lines Account)	1.290%	6/1/15	1,105	1,110
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/20	450	520
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	255	264
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	245	253
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	567

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	316
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	255
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	899
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	583
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	730
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	554
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	640
Florida Department of Transportation GO	5.000%	7/1/19	545	633
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	579
Fort Myers FL Improvement Revenue	4.750%	12/1/16 (Prere.)	70	76
Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	30	32
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	573
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	1/8/15	1,200	1,200
Jacksonville FL Electric Authority Water
& Sewer Revenue	5.000%	10/1/31	500	572
Jacksonville FL Special Revenue	5.000%	10/1/28	1,000	1,187
Jacksonville FL Special Revenue	5.000%	10/1/32	500	576
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	948
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,137
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	569
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	656
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	1,000	1,171
Miami-Dade County FL Health Facilities Authority
Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/25	1,000	1,151
Miami-Dade County FL Public Facilities Revenue
(Jackson Memorial Hospital)	5.000%	6/1/22 (14)	2,000	2,037
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	115	124
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	640	691
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	1,300	1,404
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,799
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,173
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	571
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	553
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	569
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	564
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	704

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,035
Palm Beach County FL Health Facilities Authority
Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/25	540	622
Polk County FL Constitutional Fuel Tax Revenue	5.000%	12/1/20 (14)	590	638
3 South Florida Water Management District COP
TOB VRDO	0.040%	1/2/15	560	560
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	864
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	4.000%	7/1/16	265	277
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,170
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	229
Tampa FL Health System Revenue
(Baycare Health System)	5.000%	11/15/33	1,535	1,713
Tampa FL Hospital Revenue	5.000%	7/1/23	750	861
Tohopekaliga FL Water Authority Utility
System Revenue	5.750%	10/1/30	500	612
				43,404
Georgia (0.9%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	550
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,314
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	646
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.750%	6/1/17	500	507
Cobb County GA Kennestone Hospital
Authority Revenue	5.000%	4/1/24	400	467
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	585
Georgia GO	4.000%	1/1/15	575	575
Georgia GO	5.000%	9/1/15 (Prere.)	500	516
Georgia GO	5.000%	4/1/16	500	529
Georgia GO	5.000%	5/1/16	500	531
Georgia GO	5.000%	7/1/16	500	535
Georgia GO	5.000%	7/1/16	400	428
Georgia GO	5.750%	8/1/17	500	565
Georgia GO	5.000%	10/1/19	750	879
Georgia GO	5.000%	7/1/22	500	585
Georgia GO	5.000%	5/1/25	500	576
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	650	715
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	546
Gwinnett County GA School District GO	5.000%	2/1/28	500	621
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	590	617
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/16	80	85
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	112
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	250	278
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	564

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	400	454
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	408
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	573
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	577
				16,338
Guam (0.2%)
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,165
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/33	1,305	1,485
Guam International Airport Authority Revenue	5.000%	10/1/21	350	410
				3,060
Hawaii (0.7%)
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/19	250	283
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/20	300	343
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/21	400	461
Hawaii GO	5.750%	2/1/15 (4)	500	502
Hawaii GO	5.000%	11/1/16	200	217
Hawaii GO	5.000%	4/1/17 (Prere.)	55	60
Hawaii GO	5.000%	4/1/19 (2)	445	487
Hawaii GO	5.000%	12/1/21	375	451
Hawaii GO	5.000%	8/1/24	1,765	2,193
Hawaii GO	5.000%	8/1/25	1,500	1,853
Hawaii GO	5.000%	6/1/29	500	573
Hawaii GO	5.000%	8/1/29	1,500	1,811
Hawaii GO	5.000%	12/1/29	500	588
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	638
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	554
Honolulu HI City & County GO	5.000%	12/1/30	310	362
Honolulu HI City & County GO	5.250%	8/1/31	500	590
Honolulu HI City & County GO	5.250%	8/1/33	1,245	1,466
University of Hawaii Revenue	5.000%	10/1/27	500	574
				14,006
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/28	105	121

Illinois (3.0%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	852
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	323
Chicago IL Board of Education GO	5.000%	12/1/19 (2)	1,075	1,146
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	234
Chicago IL Board of Education GO	5.000%	12/1/21 (2)	1,515	1,619
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	565
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	108

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	551
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	547
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	107
Chicago IL Board of Education GO	0.000%	12/1/30 (14)	110	51
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	150	66
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	51
Chicago IL Board of Education GO	5.000%	12/1/31	320	331
Chicago IL GO	5.000%	12/1/16 (2)	500	535
Chicago IL GO	5.500%	1/1/17 (4)	500	540
Chicago IL GO	5.000%	1/1/19 (2)	500	526
Chicago IL Metropolitan Water
Reclamation District GO	5.000%	12/1/29	1,190	1,255
Chicago IL Metropolitan Water
Reclamation District GO	5.000%	12/1/31	500	572
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/16	200	209
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/17	200	216
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	221
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	281
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	341
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	345
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15 (14)	155	155
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	370	403
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	500	553
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24 (14)	500	523
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	200	232
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,163
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (14)	1,500	1,564
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	500	564
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (4)	275	289
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (14)	1,540	1,608
Chicago IL O’Hare International Airport Revenue	4.750%	1/1/34 (4)	50	52
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,350	1,549
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,154
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	1,000	1,056
Cook County IL GO	5.000%	11/15/21	500	566
Cook County IL GO	5.000%	11/15/28	500	561
Cook County IL GO	5.250%	11/15/28	500	566
Cook County IL GO	4.750%	11/15/30 (2)	200	205
Illinois Finance Authority Revenue
(Advocate Health Care Network)	5.000%	8/1/26	1,500	1,787
Illinois Finance Authority Revenue
(Art Institute of Chicago)	4.000%	3/1/16	500	520
Illinois Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	500	564
Illinois Finance Authority Revenue
(Centegra Health System)	5.000%	9/1/29	1,300	1,419
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	110
Illinois Finance Authority Revenue
(OSF Healthcare System)	4.000%	5/15/16	450	470
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,319
Illinois Finance Authority Revenue
(Trinity Health Corp.)	5.000%	12/1/30	500	562
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/29	500	571

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/35	1,000	1,165
Illinois GO	2.000%	5/1/15	1,000	1,005
Illinois GO	5.000%	1/1/17	330	354
Illinois GO	5.000%	1/1/18	500	547
Illinois GO	5.000%	8/1/19	250	279
Illinois GO	5.000%	1/1/20 (4)	200	225
Illinois GO	5.000%	8/1/20	500	563
Illinois GO	5.000%	1/1/21 (4)	710	789
Illinois GO	5.000%	8/1/21	500	563
Illinois GO	5.500%	7/1/24	1,000	1,153
Illinois GO	5.000%	6/1/26	500	523
Illinois GO	5.250%	2/1/30	1,900	2,108
Illinois GO	5.250%	7/1/31	1,000	1,100
Illinois GO	5.000%	9/1/31	3,000	3,146
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	500	645
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	556
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	500	534
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	567
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,147
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	570
Illinois Unemployment Insurance Fund
Building Receipts Revenue	5.000%	6/15/19	650	664
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,017
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,000	835
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	329
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	156
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	142
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,414
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,244
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	6.000%	6/1/28	400	471
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	500	568
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	0.000%	1/1/33	750	337
				57,393
Indiana (0.4%)
Indiana Bond Bank Special Program
Gas Revenue	5.250%	10/15/16	250	268
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	2,500	2,682
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,314
Indiana Finance Authority Revenue
(Community Foundation of Northwest
Indiana Obligated Group)	5.000%	3/1/25	690	776
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/18	500	563

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/32	500	585
Indiana Finance Authority Wastewater
Utility Revenue (CWA Authority Project)	5.000%	10/1/32	500	569
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	304
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	581
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	114
Indiana University Student Fee Revenue	5.000%	6/1/19	445	516
				8,272
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	750	796
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	750	792
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/24	220	253
				1,841
Kansas (0.4%)
1 Kansas Department of Transportation
Highway Revenue	0.340%	9/1/15	2,000	2,002
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/22	500	571
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/25	500	625
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/26	700	869
Kansas Development Finance Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/24	100	111
Leavenworth County KS Unified School
District GO	4.500%	9/1/19 (12)	500	567
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,342
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	900	964
Wichita KS Hospital Facilities Revenue
(Via Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	607
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	593
				8,251
Kentucky (0.6%)
Kentucky Asset/Liability Commission
General Fund Revenue	5.000%	5/1/22 (14)	1,080	1,097
Kentucky Economic Development Finance
Authority Health System Revenue
(Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	771
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.625%	8/15/27	1,200	1,341
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	156
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	575

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	564
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,053
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	609
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	540
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	350
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,181
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc. Project)
VRDO	0.070%	1/8/15 LOC	2,800	2,800
				11,037
Louisiana (0.5%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	600
Bossier City LA Utilities Revenue	5.000%	10/1/23	500	605
Jefferson Parish LA Environmental Facilities
& Community Development Authority Revenue	5.000%	4/1/18	405	453
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	528
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	500	531
Louisiana GO	5.000%	5/1/16 (Prere.)	500	531
Louisiana GO	5.000%	5/1/16 (Prere.)	500	531
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,320
Louisiana State University Revenue	5.000%	7/1/23	400	487
New Orleans LA GO	5.000%	12/1/31	500	550
New Orleans LA GO	5.125%	12/1/33 (17)	1,645	1,744
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,060
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,000	1,085
				10,025
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.050%	1/8/15 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	571
				4,671
Maryland (1.4%)
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/28	650	763
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,467
Howard County MD GO	5.000%	2/15/22	750	900
Howard County MD GO	5.000%	8/15/24	200	240
Maryland Department of Transportation Revenue	5.000%	2/15/18	500	563
Maryland GO	5.000%	3/1/15	550	555
Maryland GO	5.250%	3/1/15	500	504
Maryland GO	5.000%	8/1/15	500	514

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	8/1/15 (Prere.)	500	514
Maryland GO	5.000%	8/1/16 (Prere.)	450	483
Maryland GO	5.000%	11/1/16	105	114
Maryland GO	5.000%	3/15/17	500	548
Maryland GO	5.000%	7/15/17	610	676
Maryland GO	5.000%	8/1/17	500	555
Maryland GO	5.250%	8/15/17	500	559
Maryland GO	5.250%	3/1/18	200	227
Maryland GO	5.000%	3/15/19 (Prere.)	500	579
Maryland GO	5.000%	8/1/21	870	1,037
Maryland GO	5.000%	8/1/22	1,500	1,839
Maryland GO	5.000%	8/1/23	2,500	3,106
Maryland Health & Higher Educational
Facilities Authority Revenue (Anne Arundel
Health System)	5.000%	7/1/27	500	569
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns Hopkins
Health System Obligated Group)	5.000%	7/1/24	500	596
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.254%	11/15/16	2,000	2,020
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	620
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute
College of Art)	5.000%	6/1/20	500	570
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	577
Maryland Transportation Authority GAN	5.000%	3/1/16	465	491
Maryland Transportation Authority GAN	5.250%	3/1/16	585	619
Maryland Transportation Authority GAN	5.250%	3/1/18	700	794
Maryland Transportation Authority GAN	5.250%	3/1/20	500	579
Montgomery County MD GO	5.000%	7/1/17	500	554
Montgomery County MD GO	5.000%	11/1/17	500	559
Prince Georges County MD GO	5.000%	9/15/23	500	596
				25,887
Massachusetts (2.0%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	570
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	594
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	520
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	647
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,163
Massachusetts College Building Authority
Revenue	5.000%	5/1/16 (Prere.)	500	531
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	508
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	564
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	508

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	419
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	321
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	217
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	781
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	342
Massachusetts GO	5.000%	8/1/15	500	514
1 Massachusetts GO	0.490%	9/1/15	1,500	1,502
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	534
Massachusetts GO	5.500%	11/1/16	500	546
Massachusetts GO	5.250%	8/1/17 (Prere.)	800	892
Massachusetts GO	5.500%	10/1/18	500	581
Massachusetts GO	5.000%	7/1/20	500	582
Massachusetts GO	5.000%	8/1/20	500	593
Massachusetts GO	5.250%	8/1/20	300	360
Massachusetts GO	5.500%	10/1/20	500	609
Massachusetts GO	5.500%	10/1/20 (14)	500	609
Massachusetts GO	5.000%	8/1/22	1,000	1,217
Massachusetts GO	5.250%	8/1/23	500	628
Massachusetts GO	0.706%	11/1/25	1,380	1,356
Massachusetts GO	5.000%	3/1/26	500	570
Massachusetts GO	5.000%	4/1/29	500	584
Massachusetts GO	4.000%	11/1/30	1,980	2,121
1 Massachusetts GO PUT	0.340%	8/1/17	1,000	1,000
Massachusetts GO VRDO	0.020%	1/2/15	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	582
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/15 (14)	500	514
3 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)
TOB VRDO	0.050%	1/8/15	1,200	1,200
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.020%	1/2/15	4,800	4,800
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	458
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	195	201
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	65	67
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	305	314
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	415	427
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	600	618
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	579
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	268
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,079
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	602

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	20	21
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	620
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	197
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/19	240	280
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/20	200	240
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	611
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/30	625	817
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,051
				39,029
Michigan (1.1%)
Birmingham MI City School District GO	5.000%	5/1/22	740	887
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,389
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	598
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	581
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,020
Michigan Finance Authority Revenue	5.000%	10/1/22	500	582
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,157
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,672
Michigan Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/27	500	556
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,194
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/31	500	587
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	560
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,233
Michigan GO	5.000%	5/1/18	500	565
Michigan GO	5.500%	11/1/25	595	681
Michigan Housing Development Authority
Single Family Mortgage Revenue VRDO	0.020%	1/7/15	3,070	3,070
Michigan Trunk Line Revenue	5.000%	11/1/21	500	581
Royal Oak MI Hospital Finance Authority Hospital
Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,400	1,649
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	540
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	1,000	1,078
				21,180
Minnesota (0.4%)
Chisago Lakes MN Independent
School District GO	5.000%	2/1/15 (4)	500	502
Minneapolis MN Special School
District No. 1 COP	5.000%	2/1/26	1,855	2,210

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota GO	5.000%	8/1/15	500	514
Minnesota GO	5.000%	10/1/17 (ETM)	10	11
Minnesota GO	5.000%	10/1/17	490	547
Minnesota GO	5.000%	8/1/19	500	583
Minnesota GO	5.000%	11/1/20	325	380
Minnesota GO	5.000%	8/1/21	500	580
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	504
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	559
University of Minnesota Revenue	5.000%	8/1/19	500	581
University of Minnesota Revenue	5.250%	12/1/29	500	593
				7,564
Mississippi (0.1%)
DeSoto County MS School District GO	5.000%	5/1/19	370	428
Mississippi GO	5.500%	12/1/18	750	876
Mississippi State University Educational
Building Corp. Revenue	5.000%	8/1/32	1,000	1,160
				2,464
Missouri (0.7%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/15 (Prere.)	130	135
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	370	384
Jackson County MO Special Obligation Revenue
(Truman Sports Complex Project)	5.000%	12/1/27	1,520	1,811
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.030%	1/2/15	5,200	5,200
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(SSM Health System)	5.000%	6/1/25	1,000	1,199
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,719
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.406%	6/1/31 (2)	500	457
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/15	300	305
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	551
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/17 (Prere.)	350	387
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	738
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	577
				13,463
Nebraska (0.4%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	184
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,000	2,321
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	841

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	475
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	387
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,148
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,713
Omaha NE Public Power District
Electric Revenue	4.000%	2/1/16	350	364
				7,433
Nevada (0.4%)
Carson City NV Hospital Revenue (Carson Tahoe
Regional Medical Center)	5.000%	9/1/33	1,500	1,632
Clark County NV GO	5.000%	12/1/29	500	573
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	567
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran
International Airport)	5.000%	7/1/15	155	159
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran
International Airport)	4.500%	7/1/20	455	515
Clark County NV School District GO	5.000%	6/15/18	1,690	1,895
Nevada Capital Improvement
& Cultural Affairs GO	5.000%	12/1/26 (3)	500	559
Reno NV Health Facility Revenue
(Dignity Health Obligated Group)	5.250%	7/1/31	1,100	1,168
				7,068
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	532
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	1,865	1,993
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	124
				2,649
New Jersey (2.4%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	500	433
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	500	419
Jersey City NJ GO	5.000%	3/1/21	480	552
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/23	495	601
New Jersey COP	5.250%	6/15/30	465	519
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/19	700	780
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,669
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	611
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	500	504
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (ETM)	205	215
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	295	309

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	337
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,321
New Jersey Economic Development Authority
Revenue (New Jersey Transit Light Rail Transit
System Project)	5.000%	5/1/17	500	544
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	556
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	561
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	239
New Jersey GO	5.250%	7/1/15 (4)	1,500	1,538
New Jersey GO	5.250%	7/15/15 (2)	500	514
New Jersey GO	5.000%	8/15/15	790	814
New Jersey GO	5.250%	7/1/16 (14)	500	536
New Jersey GO	5.000%	8/1/16	440	471
New Jersey GO	5.250%	7/15/18 (2)	500	568
New Jersey GO	5.000%	8/15/19	750	863
3 New Jersey GO TOB VRDO	0.040%	1/2/15 LOC	6,900	6,900
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	500	586
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	250	278
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,166
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,027
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18 (4)	385	428
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	557
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	500	583
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	264
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	335	354
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	214
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	500	517
New Jersey Transportation Corp. COP	5.500%	9/15/15 (ETM)	200	208
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	625	656
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	230	241
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	296

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	168
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	737
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	2,944
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	288
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	179
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	716
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,252
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	581
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	776
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	1,000	1,136
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	567
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,143
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,138
Newark NJ GO	5.000%	10/1/19	500	567
South Jersey Transportation Authority New Jersey
Transportation System Revenue	5.000%	11/1/25	500	559
Tobacco Settlement Financing Corp. New Jersey
Revenue	5.000%	6/1/18	500	546
Tobacco Settlement Financing Corp. New Jersey
Revenue	5.000%	6/1/19	100	108
Tobacco Settlement Financing Corp. New Jersey
Revenue	0.000%	6/1/41	7,100	1,722
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	692
				46,568
New Mexico (0.1%)
New Mexico Educational Assistance
Foundation Revenue	5.000%	12/1/19	500	582
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	582
				1,164
New York (7.0%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	500	508
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	565
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	577
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	584
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/17	630	683

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/18 (14)	400	432
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19	400	458
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/19 (14)	500	538
Long Island NY Power Authority Electric
System Revenue	5.000%	4/1/23	575	636
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/24	45	52
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/24 (14)	940	991
1 Long Island NY Power Authority Electric
System Revenue PUT	0.763%	11/1/18	1,000	1,000
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.500%	8/15/23	1,000	1,032
Nassau County NY GO	5.000%	4/1/23	1,000	1,183
New York City NY GO	5.000%	8/1/15 (Prere.)	575	591
New York City NY GO	5.000%	8/1/15 (Prere.)	320	329
New York City NY GO	5.000%	9/1/15 (Prere.)	490	506
New York City NY GO	5.000%	2/1/16	105	110
New York City NY GO	5.000%	8/1/16 (Prere.)	5	5
New York City NY GO	5.000%	8/1/16	500	536
New York City NY GO	5.000%	2/1/17	500	545
New York City NY GO	5.250%	8/1/17	700	780
New York City NY GO	5.000%	9/1/17	10	10
New York City NY GO	5.000%	2/1/18	500	548
New York City NY GO	5.250%	8/15/18 (Prere.)	40	46
New York City NY GO	5.000%	8/1/19	500	557
New York City NY GO	5.000%	8/1/21	380	452
New York City NY GO	5.000%	8/1/21	515	612
New York City NY GO	5.000%	8/1/21	2,000	2,378
New York City NY GO	5.000%	10/1/22	500	599
New York City NY GO	5.000%	8/1/23	380	459
New York City NY GO	5.000%	8/1/23 (14)	180	185
New York City NY GO	5.250%	8/15/24	460	524
New York City NY GO	5.000%	8/1/25	750	888
New York City NY GO	5.000%	8/1/25	330	339
New York City NY GO	5.000%	8/1/26	500	594
New York City NY GO	5.000%	8/1/26	1,000	1,179
New York City NY GO	5.000%	8/15/26	475	535
1 New York City NY GO	0.440%	8/1/27	2,000	2,000
New York City NY GO	5.000%	5/15/28	480	546
New York City NY GO	5.000%	8/1/28	495	527
New York City NY GO	5.000%	8/1/28	400	460
New York City NY GO	5.500%	11/15/28	300	349
New York City NY GO	5.625%	4/1/29	840	975
New York City NY GO	5.000%	5/15/29	500	567
New York City NY GO	5.000%	8/1/30	1,000	1,169
New York City NY GO	5.000%	3/1/31	1,340	1,551
New York City NY GO	5.000%	8/1/31	365	425
New York City NY GO VRDO	0.010%	1/2/15	3,400	3,400
New York City NY GO VRDO	0.020%	1/2/15 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,712

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	555
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,175
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	256
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	726
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	574
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	531
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	280
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	345	353
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	576
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	575
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	2,500	2,554
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32 (4)	1,295	1,324
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/24	500	600
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/25	500	570
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/26	500	569
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/29	1,070	1,213
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	250	289
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	280	300
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/17 (Prere.)	25	28
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	364
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/17 (Prere.)	200	221
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/18 (ETM)	200	225
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/18	170	188
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/23	300	330
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/24	475	520
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	1,000	1,095
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	400	474
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/29	850	1,004

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/30	500	584
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/30	500	585
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	500	577
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/31	300	353
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	500	594
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	1,250	1,477
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	500	592
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,707
3 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.030%	1/2/15	2,235	2,235
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	0.020%	1/7/15	3,100	3,100
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,131
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,164
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	210	249
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/21 (14)	300	361
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23	500	557
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27 (14)	110	122
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	500	554
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	500	582
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	500	573
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/30	500	571
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/32	500	574
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/33	1,500	1,721
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	706
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	542
New York Metropolitan Transportation
Authority Revenue (Service Contract)	5.500%	7/1/15	500	513
New York Metropolitan Transportation
Authority Revenue (Service Contract)	5.750%	1/1/17 (14)	560	617
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/18	490	533
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,327

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York Metropolitan Transportation
Authority Revenue PUT	0.634%	11/1/15	600	601
1 New York Metropolitan Transportation
Authority Revenue PUT	0.400%	11/15/17	1,500	1,501
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	629
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	647
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	584
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	458
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	280
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	526
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	8/15/15	100	103
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	578
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/24 (14)	500	550
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	596
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/26	500	566
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	165	166
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	600	606
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	546
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	232
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	1,000	1,199
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	1,000	1,197
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	602
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	557
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,369
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	576
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	345
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,334
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	2,000	2,019
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	590

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	467
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	294
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	575
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	567
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	500	552
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/24	365	428
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	500	602
New York State GO	4.500%	2/1/17	500	541
New York State GO	4.500%	2/1/18	500	555
New York State GO	4.500%	2/1/19	500	565
New York State GO	5.000%	2/15/30	315	368
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	578
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	550
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	558
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	547
New York State Thruway Authority Revenue	5.000%	1/1/30	500	574
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	655
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	65	67
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	65	67
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	435	450
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	566
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	435	450
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	545
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	385	389
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	238
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	577
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	588
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	590
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	500	500
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	418
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	575

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	288
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	690
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	660
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,665
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,335
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,727
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	605
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	563
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,149
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,804
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,576
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	500	531
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	522
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	568
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,908
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	65
Westchester County NY GO	5.000%	7/1/20	445	529
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	553
				133,888
North Carolina (0.8%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	599
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	280
Durham County NC GO	5.000%	4/1/20	685	810
Mecklenburg County NC GO	5.000%	3/1/17	500	548
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	571
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	641
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	578
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (2)	510	583
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	500	567
North Carolina GO	5.000%	3/1/16	500	528
North Carolina GO	5.000%	3/1/17	520	569
North Carolina GO	5.000%	3/1/18	500	561
North Carolina GO	5.000%	3/1/20	275	325
North Carolina GO	4.000%	6/1/20	500	567
North Carolina GO	5.000%	5/1/22	250	305
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	2,000	2,185

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,170
North Carolina Medical Care Commission Hospital
Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	600	681
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	500	560
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	500	599
1 University of North Carolina University System
Revenue PUT	0.854%	12/1/17	1,100	1,111
Wake County NC GO	4.000%	2/1/18	695	761
Wake County NC GO	5.000%	3/1/18	500	564
Wake County NC Public Improvement GO	5.000%	3/1/16	100	106
				15,769
Ohio (1.8%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	535
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	660
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	563
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	548
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	486
Cleveland OH Airport System Revenue	5.000%	1/1/16 (2)	250	261
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	288
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	500	529
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	265	287
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	235	253
Columbus OH GO	5.000%	9/1/15	1,300	1,342
Columbus OH GO	5.000%	7/1/25	535	640
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/27	1,000	1,215
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	675
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	1,995
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of Cincinnati
Lessee Project)	5.000%	6/1/33 (14)	1,225	1,285
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	231
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	363
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	572
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	568
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	1/2/15	4,700	4,700
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	118
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities Improvement
Fund Projects)	5.000%	2/1/22	750	895
Ohio Common Schools GO	5.000%	6/15/16 (Prere.)	750	801
Ohio GO	5.000%	9/15/15	3,165	3,273
Ohio GO	5.000%	3/15/16 (Prere.)	260	275
Ohio GO	5.000%	8/1/23	500	606

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio GO	5.000%	8/1/24	500	621
Ohio Higher Education GO	5.000%	8/1/17	770	854
Ohio Higher Education GO	5.000%	8/1/21	500	601
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	668
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.020%	1/2/15	2,500	2,500
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/33 (3)	1,000	1,067
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	575
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	30	33
Ohio State University General Receipts Revenue	5.000%	12/1/16	470	510
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15	500	503
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,149
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	566
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	509
Penta Career Center Ohio COP	5.250%	4/1/23	125	147
				34,267
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	614
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	348
University of Oklahoma Revenue	5.000%	7/1/31	475	554
				1,516
Oregon (0.3%)
Clackamas County OR School District No. 46 GO	0.000%	6/15/32	1,670	879
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	417
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,370	1,694
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	589
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/16	150	162
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/17	250	279
Oregon GO	5.000%	5/1/23	500	605
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	565
				5,190
Pennsylvania (3.2%)
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.500%	3/1/29	325	371
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	565
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.876%	2/1/21	1,000	1,000
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	240
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	593
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,139

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	509
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.040%	1/2/15 LOC	1,500	1,500
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	500	592
3 Central Bradford PA Progress Authority Revenue
(Robert Packer Hospital) TOB VRDO	0.040%	1/8/15 LOC	1,280	1,280
Chester County PA GO	5.000%	11/15/31	750	885
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	510
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	500	563
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	3.000%	5/1/15	500	504
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	4.000%	5/1/17	415	439
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	4.000%	1/1/15	320	320
East Hempfield Township PA Industrial
Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/29	1,000	1,100
Emmaus PA General Authority Revenue VRDO	0.040%	1/8/15 LOC	1,400	1,400
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	1/2/15	1,900	1,900
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	1/2/15	2,500	2,500
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.010%	1/2/15 LOC	350	350
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	574
Montgomery County PA Higher Education
& Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	500	554
Montgomery County PA Higher Education
& Health Authority Revenue
(Arcadia University)	3.000%	4/1/15	100	101
Montgomery County PA Higher Education
& Health Authority Revenue
(Arcadia University)	3.000%	4/1/16	200	205
Montgomery County PA Industrial
Development Authority Retirement
Community Revenue (ACTS Retirement- Life
Communities Obligated Group)	5.000%	11/15/25	1,250	1,370
Pennsylvania Economic Development
Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/23	1,000	1,166
Pennsylvania Economic Development
Financing Authority Revenue
(UPMC Obligated Group)	5.000%	2/1/27	1,000	1,185
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	759

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	325	355
Pennsylvania GO	5.000%	5/1/15	405	412
Pennsylvania GO	5.250%	7/1/15	500	513
Pennsylvania GO	5.000%	3/1/16	100	105
Pennsylvania GO	5.000%	7/1/16	400	427
Pennsylvania GO	5.000%	7/1/16	120	128
Pennsylvania GO	5.000%	7/1/20	500	587
Pennsylvania GO	5.000%	11/15/20	250	295
Pennsylvania GO	5.375%	7/1/21	500	606
Pennsylvania GO	5.000%	8/1/22	500	551
Pennsylvania GO	5.000%	11/15/22	500	595
Pennsylvania GO	5.000%	1/1/26	100	105
Pennsylvania GO	5.000%	4/15/28	500	559
Pennsylvania GO	5.000%	10/15/32	1,000	1,169
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	527
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	821
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.500%	6/1/20	1,000	1,048
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	4.500%	7/1/28 (10)	1,090	1,098
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	229
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	565
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	500	572
Pennsylvania State University Revenue	5.000%	3/1/25	500	582
Pennsylvania State University Revenue	5.000%	8/15/27	1,000	1,106
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,203
1 Pennsylvania Turnpike Commission Revenue	1.020%	12/1/21	1,215	1,219
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	398
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22 (2)	1,000	1,062
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,000	1,186
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,176
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	1,330	1,396
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,315
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,149
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	516
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,274
Philadelphia PA Gas Works Revenue VRDO	0.030%	1/8/15 LOC	4,500	4,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System
Obligated Group)	6.250%	7/1/23	500	535
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System
Obligated Group)	5.500%	7/1/30	245	252

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	577
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	513
Philadelphia PA School District GO	5.250%	9/1/22	500	568
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	646
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,191
St. Mary Hospital Authority Pennsylvania
Health System Revenue (Catholic Health
Initiatives)	5.000%	11/15/26	1,000	1,138
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	585
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.250%	1/1/31	80	93
				60,621
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	501
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	511
Puerto Rico GO	6.000%	7/1/27 (14)	500	510
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,289
				2,811
South Carolina (0.5%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/16 (Prere.)	500	543
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/23	500	615
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	294
Greenville County SC School District GO	5.000%	12/1/27	500	539
Laurens County SC School District No. 55
Installment Purchase Revenue	5.250%	12/1/30	2,080	2,144
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,182
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,227
South Carolina GO	5.000%	4/1/20	450	532
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	548
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,165
South Carolina Public Service Authority Revenue	5.000%	1/1/16 (ETM)	130	136
South Carolina Public Service Authority Revenue	5.000%	1/1/29	500	555
				9,480
South Dakota (0.1%)
Educational Enhancement Funding Corp.
South Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,297

Tennessee (0.7%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,661
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,000	1,121
Memphis TN Electric System Revenue	5.000%	12/1/17	500	560
Memphis TN GO	5.000%	5/1/30	500	570

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Government of Nashville
& Davidson County TN GO	5.000%	7/1/21	625	740
Metropolitan Government of Nashville
& Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at
Green Hills)	5.000%	7/1/27	500	545
Metropolitan Government of Nashville
& Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt University)	5.000%	10/1/15	350	363
Metropolitan Government of Nashville
& Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	589
Shelby County TN GO	5.000%	3/1/19	500	578
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	116
Shelby County TN GO	5.000%	4/1/19	400	463
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	500	532
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/17	250	269
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	500	552
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	625	712
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,115	1,300
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,500	1,728
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	375	443
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	535	619
Tennessee GO	5.000%	8/1/20	625	744
				14,205
Texas (4.0%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	957
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	600
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	275	319
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	67
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	562
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	115
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	552
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	229
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	591
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/30	500	542
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	500	539
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	500	591
Dallas TX GO	5.000%	2/15/15	500	503
Dallas TX Independent School District GO	5.000%	2/15/23	485	577
Dallas TX Independent School District GO	5.000%	8/15/34	1,350	1,389
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/15 (2)	485	503
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	200	223
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	330	396

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	557
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,185
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	765	920
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	532
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,201
Harris County TX Flood Control District GO	5.250%	10/1/18	435	502
Harris County TX GO	5.000%	10/1/23	500	579
Harris County TX GO	5.000%	10/1/23	300	360
Harris County TX GO	5.000%	8/15/32	1,000	1,160
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,092
1 Harris County TX Toll Road Revenue	0.820%	8/15/18	1,000	1,011
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	579
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	572
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,086
Houston TX Community College System GO	5.000%	2/15/27	1,000	1,006
Houston TX GO	5.000%	3/1/20	500	577
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	513
Houston TX Independent School District GO PUT	1.000%	6/1/15	2,000	2,005
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,222
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	551
1 Houston TX Utility System Revenue PUT	0.640%	8/1/16	1,000	1,003
Katy TX Independent School District GO	5.000%	2/15/20	2,000	2,188
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	576
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,220
Lone Star College System Texas GO	5.000%	8/15/23	250	289
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	40	41
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	415	424
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	40	41
Lubbock TX GO	5.000%	2/15/23	500	606
Mesquite TX Health Facilities Development Corp.
Retirement Facility Revenue (Christian Care
Centers Inc. Project)	5.000%	2/15/24	350	375
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,817
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/17	245	258
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	527
North East TX Independent School District GO	5.250%	2/1/22	500	611
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,400	1,436
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	506
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	506
North Texas Tollway Authority System Revenue	6.000%	1/1/20	60	68
North Texas Tollway Authority System Revenue	6.000%	1/1/25	60	69
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	293
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	600
North Texas Tollway Authority System Revenue	5.000%	1/1/31	500	570
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	551

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	574
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	241
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	905	951
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	576
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	500	595
San Antonio TX GO	5.000%	8/1/20	125	148
San Antonio TX GO	5.000%	2/1/22	1,000	1,186
San Antonio TX GO	5.000%	2/1/24	500	591
1 San Antonio TX Water Revenue PUT	0.720%	11/1/16	1,000	1,006
Southwest Texas Higher Education Authority Inc.
Revenue (Southern Methodist University Project)	5.000%	10/1/16 (2)	260	280
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,195
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	372
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/26	735	793
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	573
Texas GO	4.000%	4/1/18	400	440
Texas GO	5.000%	10/1/22	1,000	1,226
Texas GO	5.000%	10/1/27	1,400	1,711
Texas GO	5.000%	10/1/28	1,330	1,615
Texas GO	5.000%	8/1/31	500	589
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	607
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	240	278
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	471
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	434
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	190	224
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	495	588
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	1,000	1,123
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,496
Texas Public Finance Authority Revenue
(Texas Southern University)	5.000%	11/1/21 (15)	1,000	1,125
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	425	425
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15 (Prere.)	500	512
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	1,000	1,052
Texas Tech University System Financing
System Revenue	5.000%	2/15/28	500	564
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,441
1 Texas Transportation Commission Mobility Fund
GO PUT	0.420%	10/1/18	1,500	1,501

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Transportation Commission Mobility Fund
GO VRDO	0.030%	1/7/15	1,110	1,110
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	500	528
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	529
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	529
Texas Turnpike Authority Central Texas Turnpike
System Revenue	0.000%	8/15/20 (2)	810	718
Texas Water Financial Assistance GO	5.000%	8/1/24	500	568
Texas Water Financial Assistance GO	5.000%	8/1/25	500	567
Texas Water Financial Assistance GO	5.000%	8/1/27	500	565
University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	820	891
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	379
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	604
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	1,180	1,261
Williamson County TX GO	5.000%	2/15/23	230	277
				76,074
Utah (0.1%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	571
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	391
Utah GO	5.000%	7/1/16	615	658
Utah GO	5.000%	7/1/16	500	535
				2,155
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	549

Virginia (0.5%)
Arlington County VA GO	5.000%	8/1/17	750	833
Arlington County VA GO	5.000%	8/1/23	600	730
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	557
Chesterfield County VA GO	5.000%	1/1/22	900	1,091
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	559
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	362
Fairfax County VA Public Improvement GO	5.000%	4/1/23	500	621
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	601
Norfolk VA Water Revenue	5.000%	11/1/31	500	580
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	565
Virginia College Building Authority Educational
Facilities Revenue (21st Century College
& Equipment Programs)	5.000%	2/1/17	200	218
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	1,000	1,032
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	432
Virginia Public School Authority Revenue	5.000%	8/1/19	500	581
				8,762

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington (1.1%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	592
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	1,000	1,073
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	553
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	100	102
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	925
King County WA GO	5.000%	1/1/19	150	172
King County WA GO	5.000%	1/1/24	500	597
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	670
Port of Seattle WA Revenue	5.000%	8/1/29	250	291
Snohomish County WA School District No. 201
GO	5.250%	12/1/26	1,760	1,997
University of Washington Revenue	5.000%	4/1/31	335	386
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/17 (Prere.)	500	553
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	446
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	482
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,328
Washington GO	5.700%	10/1/15 (4)	110	115
Washington GO	5.000%	2/1/16	500	526
Washington GO	5.000%	7/1/16 (Prere.)	500	534
Washington GO	5.000%	7/1/17	200	221
Washington GO	5.000%	7/1/18	675	767
Washington GO	0.000%	6/1/20 (14)	500	457
Washington GO	5.000%	8/1/20	500	587
Washington GO	5.000%	7/1/21	500	569
Washington GO	5.000%	7/1/23	1,000	1,229
Washington GO	5.000%	7/1/25	500	598
Washington GO	5.000%	7/1/25	1,500	1,851
Washington GO	5.000%	2/1/32	500	577
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	2,000	2,112
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	997
Washington State University General Revenue	5.000%	10/1/31	500	580
				21,887
West Virginia (0.1%)
West Virginia Hospital Finance Authority Hospital
Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/23	1,000	1,109

Wisconsin (0.6%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	542
Wisconsin GO	5.000%	5/1/15 (Prere.)	600	610
Wisconsin GO	4.000%	9/1/15	970	994
Wisconsin GO	5.000%	5/1/16	500	531
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	566
Wisconsin GO	5.000%	5/1/21	750	896
Wisconsin GO	5.000%	5/1/24	500	600
Wisconsin GO	5.000%	5/1/26	2,210	2,648

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,834
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	575
Wisconsin Public Power System Power
Supply System Revenue	5.000%	7/1/32	500	574
Wisconsin Transportation Revenue	5.000%	7/1/23	500	605
				10,975
Total Tax-Exempt Municipal Bonds (Cost $934,306)				978,722
Total Investments (99.3%) (Cost $1,426,579)				1,896,948
Other Assets and Liabilities (0.7%)
Other Assets				20,459
Liabilities				(6,316)
				14,143
Net Assets (100%)
Applicable to 71,340,845 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,911,091
Net Asset Value Per Share				$26.79

At December 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,447,196
Overdistributed Net Investment Income				(899)
Accumulated Net Realized Losses				(5,575)
Unrealized Appreciation (Depreciation)				470,369
Net Assets				1,911,091

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2014.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate value of these securities was $12,175,000, representing 0.6% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	13,471
Interest	23,823
Total Income	37,294
Expenses
The Vanguard Group—Note B
Investment Advisory Services	126
Management and Administrative	1,546
Marketing and Distribution	219
Custodian Fees	22
Auditing Fees	31
Shareholders’ Reports	27
Trustees’ Fees and Expenses	1
Total Expenses	1,972
Net Investment Income	35,322
Realized Net Gain (Loss)
Investment Securities Sold	(4,090)
Futures Contracts	(21)
Realized Net Gain (Loss)	(4,111)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	122,292
Net Increase (Decrease) in Net Assets Resulting from Operations	153,503

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,322	26,566
Realized Net Gain (Loss)	(4,111)	7,341
Change in Unrealized Appreciation (Depreciation)	122,292	126,559
Net Increase (Decrease) in Net Assets Resulting from Operations	153,503	160,466
Distributions
Net Investment Income	(34,862)	(26,718)
Realized Capital Gain	—	—
Total Distributions	(34,862)	(26,718)
Capital Share Transactions
Issued	478,055	319,975
Issued in Lieu of Cash Distributions	29,911	23,002
Redeemed	(116,048)	(91,646)
Net Increase (Decrease) from Capital Share Transactions	391,918	251,331
Total Increase (Decrease)	510,559	385,079
Net Assets
Beginning of Period	1,400,532	1,015,453
End of Period[1]	1,911,091	1,400,532
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($899,000) and ($1,369,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.90	$22.25	$20.55	$19.96	$18.75
Investment Operations
Net Investment Income	. 547.517		.525	.519	.496
Net Realized and Unrealized Gain (Loss)
on Investments	1.879	2.647	1.696	.585	1.210
Total from Investment Operations	2.426	3.164	2.221	1.104	1.706
Distributions
Dividends from Net Investment Income[1]	(. 536)	(. 514)	(. 521)	(. 514)	(. 496)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 536)	(. 514)	(. 521)	(. 514)	(. 496)
Net Asset Value, End of Period	$26.79	$24.90	$22.25	$20.55	$19.96

Total Return[2]	9.81%	14.34%	10.87%	5.58%	9.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,911	$1,401	$1,015	$797	$733
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.15%	2.21%	2.43%	2.55%	2.58%
Portfolio Turnover Rate	8%	9%	7%	12%	23%

1 For tax purposes, nontaxable dividends represent 64%, 63%, 62%, 70%, and 70% of dividends from net investment income.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at December 31, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Tax-Managed Balanced Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $178,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	918,130	96	—
Tax-Exempt Municipal Bonds	—	978,722	—
Total	918,130	978,818	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss

Tax-Managed Balanced Fund

are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2014, the fund realized gains on the sale of passive foreign investment companies of $10,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2014, had unrealized appreciation of $17,000, all of which has been distributed and is reflected in the balance of overdistributed net investment income.

For tax purposes, at December 31, 2014, the fund had $380,000 of ordinary income available for distribution. The fund had available capital losses totaling $5,575,000 to offset future net capital gains. Of this amount, $1,449,000 is subject to expiration on December 31, 2017. Capital losses of $4,126,000 realized beginning in fiscal 2014 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $1,426,596,000. Net unrealized appreciation of investment securities for tax purposes was $470,352,000, consisting of unrealized gains of $472,250,000 on securities that had risen in value since their purchase and $1,898,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2014, the fund purchased $519,620,000 of investment securities and sold $126,046,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended December 31,
	2014	2013
	Shares	Shares
	(000)	(000)
Issued	18,435	13,516
Issued in Lieu of Cash Distributions	1,141	964
Redeemed	(4,485)	(3,869)
Net Increase (Decrease) in Shares Outstanding	15,091	10,611

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTCLX	VTCIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	1.59%	1.63%

Portfolio Characteristics
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	782	1,043	3,776
Median Market Cap	$57.8B	$61.1B	$48.1B
Price/Earnings Ratio	19.8x	19.9x	20.6x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	18.7%	18.5%	17.8%
Earnings Growth
Rate	16.1%	15.5%	15.4%
Dividend Yield	1.7%	1.9%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	6%	—	—
Short-Term Reserves	0.0%	—	—

Total Fund Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.02	0.99
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	3.2%
Exxon Mobil Corp.	Oil: Integrated	1.9
Microsoft Corp.	Computer Services
	Software & Systems	1.7
Google Inc.	Computer Services
	Software & Systems	1.5
Johnson & Johnson	Pharmaceuticals	1.4
Berkshire Hathaway Inc.	Insurance: Multi-Line	1.4
Wells Fargo & Co.	Banks: Diversified	1.3
Procter & Gamble Co.	Personal Care	1.2
JPMorgan Chase & Co.	Diversified Financial
	Services	1.1
General Electric Co.	Diversified
	Manufacturing
	Operations	1.1
Top Ten		15.8%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 7, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	14.7%	14.3%	14.5%
Consumer Staples	8.0	7.9	7.5
Energy	7.7	7.8	7.6
Financial Services	19.2	19.1	19.4
Health Care	13.8	13.9	13.9
Materials &
Processing	3.9	4.0	4.2
Producer Durables	11.2	11.3	11.3
Technology	16.7	16.4	16.4
Utilities	4.8	5.3	5.2

Investment Focus

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Tax-Managed Capital Appreciation Fund
	Admiral Shares	12.52%	15.53%	8.04%	$21,666
••••••••	Russell 1000 Index	13.24	15.64	7.96	21,509
– – – –	Multi-Cap Core Funds Average	9.58	13.35	6.73	19,173
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.09	21,779
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation Fund
Institutional Shares	12.56%	15.58%	8.08%	$10,875,036

Russell 1000 Index	13.24	15.64	7.96	10,754,646
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	10,889,319

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

Tax-Managed Capital Appreciation Fund

Financial Statements

Statement of Net Assets
As of December 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (14.7%)
	Walt Disney Co.	542,636	51,111
	Home Depot Inc.	445,800	46,796
	Comcast Corp. Class A	755,371	43,819
	Wal-Mart Stores Inc.	488,128	41,920
*	Amazon.com Inc.	122,190	37,922
	McDonald’s Corp.	306,260	28,697
	Time Warner Inc.	315,349	26,937
	Lowe’s Cos. Inc.	367,400	25,277
*	eBay Inc.	438,898	24,631
	Twenty-First Century
	Fox Inc. Class A	637,530	24,484
	NIKE Inc. Class B	243,200	23,384
	Starbucks Corp.	266,652	21,879
	Costco Wholesale Corp.	144,000	20,412
	Ford Motor Co.	1,209,933	18,754
*	Priceline Group Inc.	14,675	16,733
*	DIRECTV	186,409	16,162
	Time Warner Cable Inc.	94,542	14,376
	General Motors Co.	392,726	13,710
	Viacom Inc. Class B	171,033	12,870
	Yum! Brands Inc.	159,210	11,598
	Johnson Controls Inc.	237,600	11,486
*	O’Reilly Automotive Inc.	54,848	10,565
*	AutoZone Inc.	16,590	10,271
	Marriott International Inc.
	Class A	128,575	10,033
	Ross Stores Inc.	103,292	9,736
	Target Corp.	122,300	9,284
*	CarMax Inc.	131,243	8,738
*	Dollar Tree Inc.	123,738	8,709
	Royal Caribbean
	Cruises Ltd.	104,800	8,639
	Estee Lauder Cos. Inc.
	Class A	112,300	8,557
*	Liberty Interactive Corp.
	Class A	274,726	8,082
	Advance Auto Parts Inc.	50,702	8,076
*	Bed Bath & Beyond Inc.	105,015	7,999

			Market
			Value•
		Shares	($000)
	Starwood Hotels & Resorts
	Worldwide Inc.	95,418	7,736
	TJX Cos. Inc.	103,996	7,132
	BorgWarner Inc.	123,400	6,781
	CBS Corp. Class B	117,780	6,518
	Hanesbrands Inc.	57,986	6,472
	Gap Inc.	148,547	6,255
	PVH Corp.	48,631	6,233
*	Mohawk Industries Inc.	40,100	6,230
*	Discovery
	Communications Inc.	182,374	6,150
	Interpublic Group
	of Cos. Inc.	294,400	6,115
*	Sirius XM Holdings Inc.	1,746,425	6,112
	Expedia Inc.	68,906	5,882
	Las Vegas Sands Corp.	100,440	5,842
	Ralph Lauren Corp. Class A	31,300	5,796
*	WABCO Holdings Inc.	53,541	5,610
	DR Horton Inc.	218,469	5,525
*	MGM Resorts International	252,723	5,403
	PetSmart Inc.	65,000	5,284
*	Dollar General Corp.	73,900	5,225
*	Hertz Global Holdings Inc.	208,787	5,207
	Brinker International Inc.	88,250	5,179
	Harley-Davidson Inc.	78,500	5,174
*	NVR Inc.	4,050	5,165
	Lennar Corp. Class A	114,153	5,115
	Dillard’s Inc. Class A	40,246	5,038
*	TripAdvisor Inc.	67,256	5,021
	PulteGroup Inc.	233,330	5,007
*	Apollo Education
	Group Inc.	146,229	4,988
	Harman International
	Industries Inc.	43,600	4,653
*	Tempur Sealy
	International Inc.	83,350	4,577
*	Toll Brothers Inc.	132,160	4,529
	Darden Restaurants Inc.	77,080	4,519
	Scripps Networks
	Interactive Inc. Class A	59,478	4,477

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Hilton Worldwide
	Holdings Inc.	171,500	4,474
	Hasbro Inc.	77,100	4,240
	Kohl’s Corp.	68,850	4,203
*	Tesla Motors Inc.	17,950	3,992
	Foot Locker Inc.	70,600	3,966
	Omnicom Group Inc.	50,600	3,920
*	Hyatt Hotels Corp. Class A	64,383	3,876
	Gentex Corp.	107,252	3,875
	Macy’s Inc.	56,800	3,735
*	Netflix Inc.	10,930	3,734
*	AutoNation Inc.	60,925	3,680
	CST Brands Inc.	74,475	3,248
	John Wiley & Sons Inc.
	Class A	53,700	3,181
	Lamar Advertising Co.
	Class A	59,186	3,175
	Goodyear Tire
	& Rubber Co.	111,074	3,173
*	Liberty Ventures Class A	78,415	2,958
*	TRW Automotive
	Holdings Corp.	27,253	2,803
*	Under Armour Inc. Class A	40,000	2,716
*	News Corp. Class A	168,182	2,639
	Nordstrom Inc.	32,300	2,564
	KAR Auction Services Inc.	71,953	2,493
	Aaron’s Inc.	79,342	2,425
*	Liberty Media Corp.	64,154	2,247
	Comcast Corp.	26,219	1,509
*	Michael Kors Holdings Ltd.	17,000	1,277
*	Norwegian Cruise Line
	Holdings Ltd.	27,300	1,277
*	Madison Square Garden Co.
	Class A	16,186	1,218
*	Taylor Morrison Home Corp.
	Class A	64,400	1,217
*	Liberty Media Corp. Class A	32,077	1,131
*	Starz	36,277	1,077
*	AMC Networks Inc. Class A	16,186	1,032
*	Liberty TripAdvisor
	Holdings Inc. Class A	37,054	997
	Coach Inc.	25,900	973
*	Liberty Broadband Corp.	16,038	799
	GameStop Corp. Class A	20,430	691
*	Avis Budget Group Inc.	10,400	690
	Abercrombie & Fitch Co.	23,300	667
*	Outfront Media Inc.	23,411	628
	Best Buy Co. Inc.	15,759	614
*	Sears Holdings Corp.	15,237	503
	Chico’s FAS Inc.	28,340	459
*	Liberty Broadband Corp.
	Class A	8,019	402
	Mattel Inc.	12,557	389
	Cablevision Systems Corp.
	Class A	14,944	308

			Market
			Value•
		Shares	($000)
	Lennar Corp. Class B	8,300	300
	Wynn Resorts Ltd.	2,000	298
	Carnival Corp.	5,800	263
*	Murphy USA Inc.	3,300	227
*	Ulta Salon Cosmetics
	& Fragrance Inc.	1,700	217
*	Chipotle Mexican Grill Inc.
	Class A	300	205
*	Sally Beauty Holdings Inc.	6,400	197
*	Jarden Corp.	4,050	194
*	DISH Network Corp. Class A	2,600	190
*	LKQ Corp.	6,700	188
*	Charter Communications
	Inc. Class A	1,100	183
*	Live Nation
	Entertainment Inc.	6,700	175
*	Panera Bread Co. Class A	1,000	175
	Staples Inc.	9,495	172
*	Visteon Corp.	1,600	171
*	Deckers Outdoor Corp.	1,800	164
*	Urban Outfitters Inc.	4,600	162
*	Fossil Group Inc.	1,400	155
*	DreamWorks Animation
	SKG Inc. Class A	6,900	154
*	HomeAway Inc.	4,800	143
	Big Lots Inc.	3,500	140
*	Cabela’s Inc.	2,600	137
	Nielsen NV	3,000	134
	Fortune Brands Home
	& Security Inc.	2,546	115
*	Discovery
	Communications Inc.
	Class A	2,100	72
*	Liberty Broadband Rights
	Expire 1/09/2015	4,810	46
	Nu Skin Enterprises Inc.
	Class A	993	43
	International Game
	Technology	400	7
			926,399
Consumer Staples (8.0%)
	Procter & Gamble Co.	797,978	72,688
	Coca-Cola Co.	1,145,800	48,376
	PepsiCo Inc.	469,139	44,362
	CVS Health Corp.	388,354	37,402
	Philip Morris
	International Inc.	426,809	34,764
*	Walgreens Boots
	Alliance Inc.	302,300	23,035
	Altria Group Inc.	408,523	20,128
	Colgate-Palmolive Co.	258,600	17,892
	Mondelez International Inc.
	Class A	468,465	17,017
	Kroger Co.	221,700	14,235
	Archer-Daniels-Midland Co.	243,273	12,650

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Keurig Green Mountain Inc.	70,883	9,385
*	Monster Beverage Corp.	80,400	8,711
*	Constellation Brands Inc.
	Class A	87,020	8,543
	Dr Pepper Snapple
	Group Inc.	109,700	7,863
	Hershey Co.	72,600	7,545
	Clorox Co.	72,120	7,516
	Brown-Forman Corp.
	Class B	79,247	6,961
	Tyson Foods Inc. Class A	169,184	6,783
	Coca-Cola Enterprises Inc.	153,000	6,766
	Kraft Foods Group Inc.	106,194	6,654
	Church & Dwight Co. Inc.	84,188	6,635
	Energizer Holdings Inc.	45,169	5,807
	Safeway Inc.	158,562	5,569
	Hormel Foods Corp.	105,200	5,481
	Mead Johnson Nutrition Co.	53,859	5,415
	Molson Coors Brewing Co.
	Class B	71,900	5,358
	Kimberly-Clark Corp.	45,440	5,250
*	WhiteWave Foods Co.
	Class A	149,340	5,225
	McCormick & Co. Inc.	70,300	5,223
	JM Smucker Co.	49,024	4,950
	General Mills Inc.	88,800	4,736
	Ingredion Inc.	54,900	4,658
	Campbell Soup Co.	97,400	4,286
	Bunge Ltd.	42,853	3,896
*	Pilgrim’s Pride Corp.	111,502	3,656
	Whole Foods Market Inc.	65,680	3,312
	Kellogg Co.	22,800	1,492
	Sysco Corp.	17,111	679
	ConAgra Foods Inc.	11,200	406
*	Hain Celestial Group Inc.	3,400	198
*	Rite Aid Corp.	23,400	176
*	Sprouts Farmers Market Inc.	4,800	163
			501,847
Energy (7.7%)
	Exxon Mobil Corp.	1,288,164	119,091
	Chevron Corp.	569,538	63,891
	Schlumberger Ltd.	324,236	27,693
	ConocoPhillips	260,332	17,978
	EOG Resources Inc.	193,400	17,806
	Occidental Petroleum Corp.	190,339	15,343
	Anadarko Petroleum Corp.	177,823	14,670
	Halliburton Co.	296,700	11,669
	Phillips 66	157,963	11,326
	Baker Hughes Inc.	173,271	9,715
	National Oilwell Varco Inc.	146,541	9,603
	Hess Corp.	123,200	9,095
	Pioneer Natural
	Resources Co.	60,887	9,063
	Valero Energy Corp.	182,480	9,033
	Kinder Morgan Inc.	178,103	7,535

			Market
			Value•
		Shares	($000)
	Noble Energy Inc.	147,000	6,972
	Cabot Oil & Gas Corp.	229,340	6,791
*	Dresser-Rand Group Inc.	76,955	6,295
*	Cameron
	International Corp.	122,202	6,104
*	FMC Technologies Inc.	128,900	6,038
	EQT Corp.	79,400	6,011
	Cimarex Energy Co.	56,501	5,989
	Williams Cos. Inc.	128,600	5,779
*	Concho Resources Inc.	56,600	5,646
	Apache Corp.	82,251	5,155
	Range Resources Corp.	94,800	5,067
*	Southwestern Energy Co.	156,602	4,274
	World Fuel Services Corp.	90,147	4,231
	Marathon Petroleum Corp.	46,450	4,193
	Helmerich & Payne Inc.	57,980	3,909
*	Newfield Exploration Co.	129,201	3,504
	QEP Resources Inc.	164,726	3,331
	SM Energy Co.	84,307	3,253
*	Kosmos Energy Ltd.	375,989	3,154
*	Continental Resources Inc.	80,700	3,096
*	Cobalt International
	Energy Inc.	343,444	3,053
	CONSOL Energy Inc.	89,413	3,023
	Superior Energy
	Services Inc.	142,983	2,881
*	WPX Energy Inc.	226,881	2,639
	Marathon Oil Corp.	92,900	2,628
*	Ultra Petroleum Corp.	198,901	2,617
*	Oil States International Inc.	53,200	2,601
	Patterson-UTI Energy Inc.	135,089	2,241
	Tesoro Corp.	26,500	1,970
	Rowan Cos. plc Class A	80,600	1,880
	Diamond Offshore
	Drilling Inc.	36,065	1,324
	Chesapeake Energy Corp.	61,153	1,197
*	NOW Inc.	36,635	943
*	Atwood Oceanics Inc.	25,900	735
*	Rice Energy Inc.	33,200	696
	Devon Energy Corp.	7,942	486
*	California Resources Corp.	76,135	419
*	Cheniere Energy Inc.	2,500	176
*	Dril-Quip Inc.	1,500	115
*	Gulfport Energy Corp.	2,700	113
*	Antero Resources Corp.	2,600	105
*	EP Energy Corp. Class A	7,600	79
*	Whiting Petroleum Corp.	2,100	69
*	Laredo Petroleum Inc.	5,500	57
*	Oasis Petroleum Inc.	3,200	53
*	Seventy Seven Energy Inc.	4,368	24
			484,427
Financial Services (19.2%)
*	Berkshire Hathaway Inc.
	Class B	568,345	85,337
	Wells Fargo & Co.	1,451,001	79,544

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	JPMorgan Chase & Co.	1,111,121	69,534
	Citigroup Inc.	959,700	51,929
	Bank of America Corp.	2,614,750	46,778
	Visa Inc. Class A	164,098	43,026
	MasterCard Inc. Class A	350,450	30,195
	American Express Co.	300,500	27,958
	American International
	Group Inc.	492,413	27,580
	Goldman Sachs Group Inc.	109,200	21,166
	US Bancorp	401,300	18,038
	Simon Property Group Inc.	98,448	17,928
	American Tower
	Corporation	150,800	14,907
	Prudential Financial Inc.	161,904	14,646
	Discover Financial
	Services	202,200	13,242
	State Street Corp.	164,978	12,951
	Charles Schwab Corp.	397,500	12,000
	Ameriprise Financial Inc.	87,960	11,633
	Crown Castle
	International Corp.	138,623	10,910
	Travelers Cos. Inc.	101,877	10,784
	Aflac Inc.	172,500	10,538
	McGraw Hill Financial Inc.	117,000	10,411
	Public Storage	55,200	10,204
	SunTrust Banks Inc.	235,290	9,859
	Capital One Financial Corp.	117,800	9,724
*	Fiserv Inc.	133,700	9,489
	Boston Properties Inc.	71,800	9,240
	Franklin Resources Inc.	166,200	9,202
	General Growth
	Properties Inc.	298,643	8,401
	Equity Residential	115,600	8,305
	Lincoln National Corp.	143,986	8,304
	Intercontinental
	Exchange Inc.	37,569	8,238
	Morgan Stanley	211,400	8,202
	Host Hotels & Resorts Inc.	341,972	8,129
	Fidelity National Information
	Services Inc.	130,478	8,116
	T. Rowe Price Group Inc.	92,978	7,983
	Fifth Third Bancorp	368,920	7,517
	Weyerhaeuser Co.	209,214	7,509
	Essex Property Trust Inc.	35,848	7,406
	Progressive Corp.	267,900	7,231
*	CBRE Group Inc. Class A	209,990	7,192
	Allstate Corp.	102,300	7,187
	Loews Corp.	168,408	7,076
	SL Green Realty Corp.	58,110	6,916
	KeyCorp	486,169	6,758
	Moody’s Corp.	70,100	6,716
*	Affiliated Managers
	Group Inc.	30,550	6,484
	MetLife Inc.	118,542	6,412
	AvalonBay
	Communities Inc.	38,375	6,270

			Market
			Value•
		Shares	($000)
*	Markel Corp.	9,176	6,266
	CIT Group Inc.	130,535	6,243
*	E*TRADE Financial Corp.	257,379	6,243
	TD Ameritrade
	Holding Corp.	174,400	6,240
	Aon plc	65,800	6,240
	Global Payments Inc.	75,417	6,088
	Jones Lang LaSalle Inc.	40,177	6,024
	Federal Realty
	Investment Trust	44,921	5,995
	Equifax Inc.	74,000	5,984
	Principal Financial
	Group Inc.	113,500	5,895
	Unum Group	166,800	5,818
	M&T Bank Corp.	46,286	5,814
*	Arch Capital Group Ltd.	95,300	5,632
	PNC Financial Services
	Group Inc.	61,188	5,582
	Torchmark Corp.	102,975	5,578
*	Alleghany Corp.	11,959	5,543
	NASDAQ OMX Group Inc.	114,892	5,510
*	Signature Bank	41,700	5,252
	East West Bancorp Inc.	134,700	5,214
*	Realogy Holdings Corp.	116,791	5,196
	MSCI Inc. Class A	109,064	5,174
	BlackRock Inc.	14,450	5,167
	Reinsurance Group of
	America Inc. Class A	58,819	5,154
	Assurant Inc.	75,300	5,153
	Raymond James
	Financial Inc.	89,650	5,136
*	Howard Hughes Corp.	38,899	5,073
	WR Berkley Corp.	97,596	5,003
	CME Group Inc.	55,950	4,960
	First Republic Bank	95,157	4,960
	SEI Investments Co.	123,770	4,956
*	Popular Inc.	140,844	4,796
	Prologis Inc.	109,525	4,713
	Zions Bancorporation	164,384	4,687
	HCC Insurance
	Holdings Inc.	87,200	4,667
	Bank of New York
	Mellon Corp.	112,806	4,577
	Taubman Centers Inc.	59,362	4,536
*	Forest City Enterprises Inc.
	Class A	212,191	4,520
	Equity LifeStyle
	Properties Inc.	86,764	4,473
	Dun & Bradstreet Corp.	36,200	4,379
	SLM Corp.	426,482	4,346
	First Horizon National Corp.	319,894	4,344
	White Mountains
	Insurance Group Ltd.	6,830	4,304
	Plum Creek Timber Co. Inc.	97,800	4,185
	TFS Financial Corp.	272,520	4,056

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Apartment Investment
	& Management Co.
	Class A	108,443	4,029
	Commerce Bancshares Inc.	91,480	3,978
	DDR Corp.	216,364	3,972
	American Homes 4 Rent
	Class A	230,000	3,917
	Brown & Brown Inc.	118,600	3,903
	Douglas Emmett Inc.	137,173	3,896
	Post Properties Inc.	63,600	3,738
	Brixmor Property Group Inc.	150,000	3,726
	Hospitality Properties Trust	119,270	3,697
*	CoreLogic Inc.	116,846	3,691
	Washington Prime
	Group Inc.	209,824	3,613
	Hanover Insurance
	Group Inc.	49,600	3,537
	StanCorp Financial
	Group Inc.	50,600	3,535
	Eaton Vance Corp.	86,202	3,528
	Retail Properties
	of America Inc.	209,357	3,494
*	Alliance Data Systems Corp.	12,200	3,490
	Alexandria Real Estate
	Equities Inc.	38,630	3,428
	Cullen/Frost Bankers Inc.	47,600	3,362
	Chubb Corp.	30,900	3,197
	Associated Banc-Corp	170,670	3,180
*	Genworth Financial Inc.
	Class A	373,060	3,171
	Camden Property Trust	42,400	3,131
	Navient Corp.	131,845	2,849
	Lazard Ltd. Class A	55,686	2,786
	Broadridge Financial
	Solutions Inc.	58,725	2,712
	CNA Financial Corp.	69,500	2,690
	Hartford Financial
	Services Group Inc.	64,184	2,676
	Leucadia National Corp.	116,219	2,606
	Total System Services Inc.	74,759	2,539
	Legg Mason Inc.	47,500	2,535
	ACE Ltd.	20,902	2,401
	BOK Financial Corp.	38,571	2,316
*	MBIA Inc.	242,643	2,315
	BB&T Corp.	53,000	2,061
	American Financial
	Group Inc.	32,200	1,955
	Jack Henry
	& Associates Inc.	31,457	1,955
	Digital Realty Trust Inc.	28,440	1,886
	Interactive Brokers
	Group Inc.	51,335	1,497
*	Nationstar Mortgage
	Holdings Inc.	51,509	1,452
	Northern Trust Corp.	19,050	1,284
	Bank of Hawaii Corp.	20,100	1,192

			Market
			Value•
		Shares	($000)
	FNF Group	25,361	874
	People’s United
	Financial Inc.	42,614	647
	Santander Consumer
	USA Holdings Inc.	25,100	492
	Invesco Ltd.	12,010	475
	Extra Space Storage Inc.	6,100	358
	Western Union Co.	11,625	208
*	FleetCor Technologies Inc.	1,200	178
*	Vantiv Inc. Class A	4,700	159
*	SVB Financial Group	1,300	151
*	Ally Financial Inc.	6,000	142
*	Zillow Inc. Class A	1,200	127
			1,209,512
Health Care (13.8%)
	Johnson & Johnson	816,098	85,339
	Pfizer Inc.	1,628,484	50,727
*	Gilead Sciences Inc.	493,400	46,508
	Merck & Co. Inc.	761,068	43,221
	Amgen Inc.	241,637	38,490
	UnitedHealth Group Inc.	328,662	33,225
*	Celgene Corp.	279,038	31,213
*	Biogen Idec Inc.	80,941	27,475
	AbbVie Inc.	407,600	26,673
*	Express Scripts
	Holding Co.	273,395	23,148
	Allergan Inc.	108,730	23,115
*	Actavis plc	89,768	23,107
	Bristol-Myers Squibb Co.	341,480	20,158
	Medtronic Inc.	263,600	19,032
	Abbott Laboratories	407,600	18,350
	Thermo Fisher
	Scientific Inc.	144,556	18,111
	McKesson Corp.	73,824	15,324
*	Anthem Inc.	116,816	14,680
*	Alexion
	Pharmaceuticals Inc.	76,585	14,171
	Eli Lilly & Co.	193,109	13,323
	Aetna Inc.	144,422	12,829
*	Vertex
	Pharmaceuticals Inc.	103,788	12,330
	Cigna Corp.	118,300	12,174
	Cardinal Health Inc.	145,512	11,747
	Becton Dickinson and Co.	80,600	11,216
	Humana Inc.	72,800	10,456
	AmerisourceBergen Corp.
	Class A	115,100	10,377
*	Mylan Inc.	183,570	10,348
	Stryker Corp.	109,200	10,301
	Zoetis Inc.	228,682	9,840
	Baxter International Inc.	127,341	9,333
	Zimmer Holdings Inc.	81,170	9,206
	Perrigo Co. plc	54,144	9,051
	St. Jude Medical Inc.	131,832	8,573
*	Henry Schein Inc.	53,700	7,311

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Regeneron
	Pharmaceuticals Inc.	17,800	7,303
*	Hospira Inc.	118,240	7,242
*	Incyte Corp.	96,900	7,084
	Universal Health
	Services Inc. Class B	60,400	6,720
*	Endo International plc	92,047	6,638
	Agilent Technologies Inc.	161,606	6,616
*	CareFusion Corp.	101,296	6,011
*	Laboratory Corp.
	of America Holdings	53,400	5,762
	Cooper Cos. Inc.	33,500	5,430
	DENTSPLY International Inc.	95,800	5,103
	Quest Diagnostics Inc.	72,800	4,882
	CR Bard Inc.	29,300	4,882
*	QIAGEN NV	205,602	4,823
	PerkinElmer Inc.	109,504	4,789
*	Myriad Genetics Inc.	127,700	4,350
	Bio-Techne Corp.	46,700	4,315
	Teleflex Inc.	37,000	4,248
	Covidien plc	41,500	4,245
*	Health Net Inc.	78,100	4,181
	Patterson Cos. Inc.	73,530	3,537
	Omnicare Inc.	40,900	2,983
*	Bruker Corp.	139,644	2,740
*	Varian Medical
	Systems Inc.	30,000	2,595
*	Boston Scientific Corp.	111,650	1,479
*	Medivation Inc.	14,754	1,470
*	Mallinckrodt plc	6,525	646
*	Intuitive Surgical Inc.	1,030	545
*	DaVita HealthCare
	Partners Inc.	6,700	508
*	Brookdale Senior Living Inc.	8,400	308
*	Halyard Health Inc.	5,680	258
*	United Therapeutics Corp.	1,900	246
*	Alnylam Pharmaceuticals Inc.	2,500	243
*	BioMarin Pharmaceutical Inc.	2,600	235
*	Pharmacyclics Inc.	1,900	232
*	Cubist Pharmaceuticals Inc.	2,300	232
*	Edwards Lifesciences Corp.	1,800	229
*	Centene Corp.	2,200	229
*	HCA Holdings Inc.	3,000	220
*	VCA Inc.	4,500	220
*	Cerner Corp.	3,100	201
*	Covance Inc.	1,900	197
*	Charles River Laboratories
	International Inc.	3,100	197
*	Alkermes plc	3,300	193
*	athenahealth Inc.	1,300	189
*	Community Health
	Systems Inc.	3,500	189
*	Premier Inc. Class A	5,600	188
*	Catamaran Corp.	3,600	186
*	MEDNAX Inc.	2,800	185
*	Illumina Inc.	1,000	185

			Market
			Value•
		Shares	($000)
*	Quintiles Transnational
	Holdings Inc.	3,100	183
*	LifePoint Hospitals Inc.	2,500	180
*	IDEXX Laboratories Inc.	1,200	178
*	Bio-Rad Laboratories Inc.
	Class A	1,400	169
*	Tenet Healthcare Corp.	3,300	167
*	Sirona Dental Systems Inc.	1,900	166
*	Veeva Systems Inc. Class A	6,200	164
*	Jazz Pharmaceuticals plc	1,000	164
*	Hologic Inc.	6,100	163
*	Align Technology Inc.	2,900	162
*	Alere Inc.	4,000	152
*	Envision Healthcare
	Holdings Inc.	4,300	149
*	Salix Pharmaceuticals Ltd.	1,200	138
*	Seattle Genetics Inc.	4,200	135
			868,441
Materials & Processing (3.9%)
	Precision Castparts Corp.	55,700	13,417
	Praxair Inc.	103,500	13,409
	EI du Pont de
	Nemours & Co.	160,300	11,853
	Ecolab Inc.	106,262	11,106
	Sherwin-Williams Co.	40,131	10,556
	LyondellBasell Industries
	NV Class A	132,900	10,551
	Monsanto Co.	87,134	10,410
	Sigma-Aldrich Corp.	65,500	8,991
	Dow Chemical Co.	191,940	8,754
	CF Industries Holdings Inc.	31,660	8,629
	Ball Corp.	100,000	6,817
	Nucor Corp.	129,600	6,357
	Fastenal Co.	126,000	5,993
	Vulcan Materials Co.	90,417	5,943
	Celanese Corp. Class A	99,111	5,943
	Valspar Corp.	65,700	5,682
*	Crown Holdings Inc.	111,000	5,650
*	WR Grace & Co.	57,689	5,503
	FMC Corp.	94,700	5,401
	Sealed Air Corp.	126,872	5,383
	Airgas Inc.	43,400	4,999
	Rockwood Holdings Inc.	62,760	4,945
	Martin Marietta
	Materials Inc.	43,900	4,843
*	Owens-Illinois Inc.	173,080	4,671
	Cytec Industries Inc.	94,800	4,377
	United States Steel Corp.	142,700	3,816
	Albemarle Corp.	63,000	3,788
	Owens Corning	104,987	3,760
	Westlake Chemical Corp.	59,108	3,611
	Royal Gold Inc.	55,857	3,502
	Newmont Mining Corp.	180,553	3,412
	Lennox International Inc.	35,090	3,336
	Valmont Industries Inc.	25,537	3,243

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Scotts Miracle-Gro Co.
	Class A	51,099	3,184
	Mosaic Co.	68,100	3,109
	Reliance Steel
	& Aluminum Co.	46,300	2,837
	Eastman Chemical Co.	35,507	2,694
	Tahoe Resources Inc.	173,304	2,404
	Packaging Corp. of America	26,600	2,076
*	USG Corp.	71,300	1,996
	International Paper Co.	35,900	1,923
	Allegheny Technologies Inc.	50,100	1,742
	Freeport-McMoRan Inc.	73,200	1,710
*	Platform Specialty
	Products Corp.	68,089	1,581
	Southern Copper Corp.	39,524	1,115
	Air Products
	& Chemicals Inc.	5,700	822
*	Hexcel Corp.	3,700	153
*	Armstrong World
	Industries Inc.	2,700	138
*	MRC Global Inc.	3,181	48
*	Veritiv Corp.	686	36
			246,219
Other (0.0%)[1]
*	Amec Foster Wheeler plc	3,822	51

Producer Durables (11.2%)
	General Electric Co.	2,726,769	68,905
	United Technologies Corp.	280,100	32,212
	Union Pacific Corp.	262,428	31,263
	Boeing Co.	236,770	30,775
	3M Co.	154,200	25,338
	FedEx Corp.	116,000	20,145
	Danaher Corp.	219,500	18,813
	Delta Air Lines Inc.	351,400	17,285
	General Dynamics Corp.	121,400	16,707
	United Parcel Service Inc.
	Class B	147,300	16,375
	CSX Corp.	389,800	14,122
	Honeywell
	International Inc.	140,800	14,069
	Southwest Airlines Co.	317,337	13,430
	Illinois Tool Works Inc.	141,200	13,372
	Norfolk Southern Corp.	121,650	13,334
	Caterpillar Inc.	128,820	11,791
*	United Continental
	Holdings Inc.	173,800	11,625
	Cummins Inc.	75,400	10,870
	Northrop Grumman Corp.	72,268	10,652
	PACCAR Inc.	142,910	9,719
	Emerson Electric Co.	142,400	8,790
	Raytheon Co.	80,915	8,753
	Parker-Hannifin Corp.	67,500	8,704
	Accenture plc Class A	97,213	8,682
	Xerox Corp.	577,604	8,006
	Roper Industries Inc.	49,700	7,771

			Market
			Value•
		Shares	($000)
	Deere & Co.	82,916	7,336
	Waste Management Inc.	140,297	7,200
	Pall Corp.	69,300	7,014
	Textron Inc.	165,420	6,966
	WW Grainger Inc.	27,000	6,882
	L-3 Communications
	Holdings Inc.	54,000	6,815
	AMETEK Inc.	127,475	6,709
*	Mettler-Toledo
	International Inc.	21,600	6,533
*	Stericycle Inc.	49,808	6,529
*	Verisk Analytics Inc.
	Class A	99,105	6,348
	Rockwell Collins Inc.	73,700	6,226
	Wabtec Corp.	71,600	6,221
	Lockheed Martin Corp.	32,030	6,168
*	Waters Corp.	53,150	5,991
	Expeditors International
	of Washington Inc.	133,861	5,972
	Huntington Ingalls
	Industries Inc.	52,000	5,848
	JB Hunt Transport
	Services Inc.	68,896	5,805
	IDEX Corp.	71,845	5,592
	Cintas Corp.	70,766	5,551
	Flowserve Corp.	87,550	5,238
	Robert Half International Inc.	87,500	5,108
	Carlisle Cos. Inc.	56,500	5,099
	Fluor Corp.	81,200	4,923
	FLIR Systems Inc.	141,500	4,572
*	Quanta Services Inc.	156,048	4,430
*	Jacobs Engineering
	Group Inc.	98,466	4,400
	Landstar System Inc.	59,989	4,351
	Toro Co.	66,100	4,218
	TransDigm Group Inc.	21,334	4,189
*	Zebra Technologies Corp.	53,557	4,146
*	HD Supply Holdings Inc.	137,450	4,053
	Donaldson Co. Inc.	103,200	3,987
	Oshkosh Corp.	80,757	3,929
	Automatic Data
	Processing Inc.	47,100	3,927
*	AECOM Technology Corp.	128,801	3,912
	Alliant Techsystems Inc.	33,100	3,848
	Towers Watson
	& Co. Class A	33,200	3,757
	ManpowerGroup Inc.	54,600	3,722
	MSC Industrial
	Direct Co. Inc. Class A	41,700	3,388
	Xylem Inc.	87,100	3,316
*	Copart Inc.	88,600	3,233
	SPX Corp.	37,400	3,213
	Terex Corp.	99,066	2,762
*	Keysight Technologies Inc.	78,303	2,644
	Stanley Black & Decker Inc.	26,745	2,570
	Joy Global Inc.	52,500	2,442

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Allison Transmission
	Holdings Inc.	68,285	2,315
	Graco Inc.	27,658	2,218
	Lexmark International Inc.
	Class A	50,300	2,076
	Eaton Corp. plc	29,894	2,032
	Ryder System Inc.	20,932	1,944
	ITT Corp.	43,550	1,762
	Exelis Inc.	87,100	1,527
	Manitowoc Co. Inc.	62,200	1,375
*	Navistar International Corp.	36,334	1,216
	Iron Mountain Inc.	28,895	1,117
	American Airlines Group Inc.	18,700	1,003
	Republic Services Inc.
	Class A	19,512	785
	AGCO Corp.	10,600	479
	ADT Corp.	12,650	458
	KBR Inc.	26,449	448
	Pentair plc	6,070	403
	Babcock & Wilcox Co.	10,920	331
*	Vectrus Inc.	9,938	272
*	Old Dominion Freight
	Line Inc.	2,500	194
*	Spirit AeroSystems
	Holdings Inc. Class A	4,500	194
*	CoStar Group Inc.	1,000	184
*	Spirit Airlines Inc.	2,400	181
*	Genpact Ltd.	9,100	172
	CH Robinson Worldwide Inc.	2,249	168
*	United Rentals Inc.	1,500	153
*	WESCO International Inc.	1,700	130
*	Genesee & Wyoming Inc.
	Class A	1,400	126
*	IHS Inc. Class A	1,100	125
*	B/E Aerospace Inc.	1,700	99
*	Middleby Corp.	800	79
*	KLX Inc.	850	35
			702,192
Technology (16.7%)
	Apple Inc.	1,821,360	201,042
	Microsoft Corp.	2,288,040	106,279
*	Facebook Inc. Class A	637,517	49,739
	International Business
	Machines Corp.	300,858	48,270
*	Google Inc. Class C	90,768	47,780
	Oracle Corp.	1,060,834	47,706
*	Google Inc. Class A	89,658	47,578
	Intel Corp.	1,266,085	45,946
	Cisco Systems Inc.	1,395,220	38,808
	QUALCOMM Inc.	472,620	35,130
	EMC Corp.	731,900	21,767
	Texas Instruments Inc.	389,800	20,841
*	Yahoo! Inc.	380,920	19,240
	Hewlett-Packard Co.	365,623	14,672
*	Adobe Systems Inc.	199,900	14,533
*	Micron Technology Inc.	410,119	14,358

			Market
			Value•
		Shares	($000)
*	Cognizant Technology
	Solutions Corp. Class A	250,394	13,186
	Intuit Inc.	126,660	11,677
	Broadcom Corp. Class A	255,750	11,082
	Corning Inc.	478,200	10,965
	Western Digital Corp.	98,400	10,893
*	salesforce.com Inc.	182,291	10,812
	Amphenol Corp. Class A	159,600	8,588
	Applied Materials Inc.	335,600	8,363
	Symantec Corp.	316,351	8,116
*	SBA Communications
	Corp. Class A	71,003	7,864
*	Autodesk Inc.	129,388	7,771
	Lam Research Corp.	96,945	7,692
	NetApp Inc.	181,663	7,530
	NVIDIA Corp.	329,244	6,601
	Analog Devices Inc.	118,166	6,561
	Juniper Networks Inc.	289,429	6,460
	KLA-Tencor Corp.	90,600	6,371
	Brocade Communications
	Systems Inc.	532,900	6,310
	Altera Corp.	164,935	6,093
*	Citrix Systems Inc.	91,756	5,854
	Linear Technology Corp.	124,200	5,663
*	VeriFone Systems Inc.	145,152	5,400
*	Arrow Electronics Inc.	89,700	5,193
	Computer Sciences Corp.	78,900	4,975
*	Synopsys Inc.	113,190	4,920
*	Cadence Design
	Systems Inc.	254,660	4,831
	Avnet Inc.	108,600	4,672
	Motorola Solutions Inc.	69,204	4,642
*	AOL Inc.	96,440	4,453
	Teradyne Inc.	215,545	4,266
*	Ingram Micro Inc.	148,402	4,102
	DST Systems Inc.	42,800	4,030
*	Tech Data Corp.	62,310	3,940
	Activision Blizzard Inc.	194,800	3,925
	CA Inc.	113,266	3,449
*	Teradata Corp.	78,564	3,432
	Solera Holdings Inc.	63,396	3,245
*	Rovi Corp.	141,500	3,196
*	FireEye Inc.	97,800	3,088
	Xilinx Inc.	71,336	3,088
*	NCR Corp.	99,574	2,902
*	Zynga Inc. Class A	950,300	2,528
*	Atmel Corp.	265,500	2,229
	IAC/InterActiveCorp	24,515	1,490
	Microchip Technology Inc.	31,400	1,416
*	SunEdison Inc.	38,500	751
	CDK Global Inc.	15,700	640
*	VeriSign Inc.	10,305	587
	Amdocs Ltd.	12,000	560
	Skyworks Solutions Inc.	5,200	378
	Harris Corp.	4,300	309
*	Palo Alto Networks Inc.	2,000	245

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Avago Technologies Ltd.
	Class A	2,400	241
*	Electronic Arts Inc.	4,900	230
*	LinkedIn Corp. Class A	1,000	230
*	NetSuite Inc.	2,100	229
*	SolarWinds Inc.	4,500	224
*	Fortinet Inc.	7,300	224
*	Red Hat Inc.	3,200	221
*	Tableau Software Inc.
	Class A	2,500	212
*	Rackspace Hosting Inc.	4,400	206
*	Groupon Inc. Class A	24,100	199
*	ServiceNow Inc.	2,900	197
*	Splunk Inc.	3,300	194
*	Gartner Inc.	2,300	194
*	ANSYS Inc.	2,300	189
	Equinix Inc.	818	185
*	Informatica Corp.	4,800	183
*	F5 Networks Inc.	1,400	183
*	ON Semiconductor Corp.	17,500	177
*	JDS Uniphase Corp.	12,900	177
*	IPG Photonics Corp.	2,300	172
*	PTC Inc.	4,700	172
*	IMS Health Holdings Inc.	6,700	172
*	Akamai Technologies Inc.	2,700	170
*	Freescale
	Semiconductor Ltd.	6,700	169
	Sabre Corp.	8,100	164
*	Workday Inc. Class A	2,000	163
	Dolby Laboratories Inc.
	Class A	3,700	160
*	Riverbed Technology Inc.	7,800	159
*	Twitter Inc.	4,400	158
*	VMware Inc. Class A	1,900	157
*	EchoStar Corp. Class A	2,900	152
*	CommScope
	Holding Co. Inc.	6,500	148
*	ARRIS Group Inc.	4,700	142
*	Knowles Corp.	1,550	36
*	Advanced Micro
	Devices Inc.	5,300	14
			1,047,226
Utilities (4.8%)
	Verizon
	Communications Inc.	1,054,404	49,325
	AT&T Inc.	1,292,704	43,422
	NextEra Energy Inc.	162,407	17,262
	Sempra Energy	102,036	11,363
	Dominion Resources Inc.	124,550	9,578
	Duke Energy Corp.	111,730	9,334
	Edison International	140,100	9,174
*	Level 3
	Communications Inc.	179,470	8,862
	Northeast Utilities	153,144	8,196

		Market
		Value•
	Shares	($000)
PG&E Corp.	145,600	7,752
NiSource Inc.	171,898	7,292
Wisconsin Energy Corp.	128,884	6,797
AES Corp.	460,081	6,335
Southern Co.	124,900	6,134
* Calpine Corp.	267,480	5,919
NRG Energy Inc.	219,506	5,916
American Water
Works Co. Inc.	108,408	5,778
CMS Energy Corp.	164,986	5,733
ITC Holdings Corp.	134,079	5,421
UGI Corp.	137,359	5,217
CenterPoint Energy Inc.	217,600	5,098
OGE Energy Corp.	141,200	5,010
National Fuel Gas Co.	70,867	4,927
Aqua America Inc.	183,828	4,908
SCANA Corp.	80,500	4,862
Integrys Energy Group Inc.	61,481	4,786
Energen Corp.	68,300	4,355
* T-Mobile US Inc.	137,917	3,715
American Electric
Power Co. Inc.	60,600	3,680
MDU Resources Group Inc.	156,150	3,670
Telephone & Data
Systems Inc.	132,156	3,337
Exelon Corp.	79,200	2,937
Questar Corp.	115,800	2,927
Consolidated Edison Inc.	44,100	2,911
* United States Cellular Corp.	67,100	2,673
* Sprint Corp.	572,097	2,374
CenturyLink Inc.	56,364	2,231
Entergy Corp.	20,400	1,785
FirstEnergy Corp.	2,963	116
Frontier
Communications Corp.	5	—
		301,112
Total Common Stocks
(Cost $3,047,082)		6,287,426
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
2 Vanguard Market Liquidity
Fund, 0.126%
(Cost $2,973)	2,973,378	2,973
Total Investments (100.0%)
(Cost $3,050,055)		6,290,399
Other Assets and Liabilities (0.0%)
Other Assets		10,472
Liabilities		(10,489)
		(17)
Net Assets (100%)		6,290,382

Tax-Managed Capital Appreciation Fund

At December 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	3,079,679
Overdistributed Net Investment Income	(3,831)
Accumulated Net Realized Losses	(25,810)
Unrealized Appreciation (Depreciation)	3,240,344
Net Assets	6,290,382

Admiral Shares—Net Assets
Applicable to 55,482,627 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,759,943
Net Asset Value Per Share—
Admiral Shares	$103.82

Institutional Shares—Net Assets
Applicable to 10,282,712 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	530,439
Net Asset Value Per Share—
Institutional Shares	$51.59

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	104,592
Interest[1]	5
Total Income	104,597
Expenses
The Vanguard Group—Note B
Investment Advisory Services	937
Management and Administrative—Admiral Shares	4,789
Management and Administrative—Institutional Shares	253
Marketing and Distribution—Admiral Shares	688
Marketing and Distribution—Institutional Shares	59
Custodian Fees	42
Auditing Fees	32
Shareholders’ Reports—Admiral Shares	30
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	6,834
Net Investment Income	97,763
Realized Net Gain (Loss) on Investment Securities Sold	7,504
Change in Unrealized Appreciation (Depreciation) of Investment Securities	593,212
Net Increase (Decrease) in Net Assets Resulting from Operations	698,479
1 Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	97,763	82,160
Realized Net Gain (Loss)	7,504	3,156
Change in Unrealized Appreciation (Depreciation)	593,212	1,297,582
Net Increase (Decrease) in Net Assets Resulting from Operations	698,479	1,382,898
Distributions
Net Investment Income
Admiral Shares	(88,550)	(75,511)
Institutional Shares	(8,399)	(7,196)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(96,949)	(82,707)
Capital Share Transactions
Admiral Shares	169,239	147,843
Institutional Shares	11,250	41,279
Net Increase (Decrease) from Capital Share Transactions	180,489	189,122
Total Increase (Decrease)	782,019	1,489,313
Net Assets
Beginning of Period	5,508,363	4,019,050
End of Period[1]	6,290,382	5,508,363
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,831,000) and ($4,671,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$93.70	$71.17	$62.36	$62.56	$54.72
Investment Operations
Net Investment Income	1.633	1.414	1.384	1.072	.915
Net Realized and Unrealized Gain (Loss)
on Investments	10.103	22.537	8.806	(.202)	7.849
Total from Investment Operations	11.736	23.951	10.190	.870	8.764
Distributions
Dividends from Net Investment Income	(1.616)	(1.421)	(1.380)	(1.070)	(.924)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.616)	(1.421)	(1.380)	(1.070)	(.924)
Net Asset Value, End of Period	$103.82	$93.70	$71.17	$62.36	$62.56

Total Return[1]	12.52%	33.67%	16.35%	1.38%	16.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,760	$5,040	$3,702	$3,305	$2,860
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.66%	1.71%	1.96%	1.65%	1.59%
Portfolio Turnover Rate	6%	4%	3%	2%	7%
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$46.56	$35.36	$30.98	$31.09	$27.19
Investment Operations
Net Investment Income	. 830.719		.702	.548	.466
Net Realized and Unrealized Gain (Loss)
on Investments	5.022	11.203	4.379	(.113)	3.905
Total from Investment Operations	5.852	11.922	5.081	.435	4.371
Distributions
Dividends from Net Investment Income	(.822)	(.722)	(.701)	(. 545)	(. 471)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.822)	(.722)	(.701)	(. 545)	(. 471)
Net Asset Value, End of Period	$51.59	$46.56	$35.36	$30.98	$31.09

Total Return[1]	12.56%	33.73%	16.41%	1.39%	16.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$530	$468	$317	$302	$282
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.70%	1.75%	2.00%	1.69%	1.63%
Portfolio Turnover Rate	6%	4%	3%	2%	7%
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Tax-Managed Capital Appreciation Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $602,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,287,375	51	—
Temporary Cash Investments	2,973	—	—
Total	6,290,348	51	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2014, the fund realized gains on the sale of passive foreign investment companies of $26,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2014, had unrealized appreciation of $7,000, of which all has been distributed and is reflected in the balance of overdistributed net investment income.

Tax-Managed Capital Appreciation Fund

For tax purposes, at December 31, 2014, the fund had $943,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $7,478,000 to offset taxable capital gains realized during the year ended December 31, 2014. At December 31, 2014, the fund had available capital losses totaling $25,810,000 to offset future net capital gains. Of this amount, $13,590,000 is subject to expiration on December 31, 2018. Capital losses of $12,220,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $3,050,062,000.

Net unrealized appreciation of investment securities for tax purposes was $3,240,337,000, consisting of unrealized gains of $3,259,554,000 on securities that had risen in value since their purchase and $19,217,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2014, the fund purchased $517,769,000 of investment securities and sold $333,929,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	316,759	3,230	305,664	3,728
Issued in Lieu of Cash Distributions	67,420	647	59,261	637
Redeemed	(214,940)	(2,184)	(217,082)	(2,592)
Net Increase (Decrease)—Admiral Shares	169,239	1,693	147,843	1,773
Institutional Shares
Issued	19,129	387	74,366	1,922
Issued in Lieu of Cash Distributions	4,704	91	4,418	96
Redeemed	(12,583)	(252)	(37,505)	(921)
Net Increase (Decrease) —Institutional Shares	11,250	226	41,279	1,097

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	1.19%	1.23%

Portfolio Characteristics
			DJ
			U.S.
			Total
		S&P	Market
		SmallCap	FA
	Fund	600 Index	Index
Number of Stocks	601	600	3,776
Median Market Cap	$1.6B	$1.6B	$48.1B
Price/Earnings Ratio	25.4x	26.2x	20.6x
Price/Book Ratio	2.2x	2.2x	2.7x
Return on Equity	12.2%	11.8%	17.8%
Earnings Growth
Rate	14.4%	13.9%	15.4%
Dividend Yield	1.2%	1.3%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	40%	—	—
Short-Term Reserves	0.1%	—	—

Total Fund Volatility Measures
		DJ
		U.S. Total
	S&P SmallCap	Market
	600 Index	FA Index
R-Squared	1.00	0.77
Beta	0.99	1.16
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Teledyne Technologies	Aerospace &
Inc.	Defense	0.6%
MAXIMUS Inc.	Data Processing &
	Outsourced Services	0.6
West Pharmaceutical
Services Inc.	Health Care Supplies	0.6
Casey's General Stores
Inc.	Food Retail	0.5
Toro Co.	Agricultural & Farm
	Machinery	0.5
Buffalo Wild Wings Inc.	Restaurants	0.5
Cracker Barrel Old
Country Store Inc.	Restaurants	0.5
Curtiss-Wright Corp.	Aerospace &
	Defense	0.5
Stifel Financial Corp.	Investment Banking
	& Brokerage	0.5
PAREXEL International	Life Sciences Tools &
Corp.	Services	0.5
Top Ten		5.3%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 7, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Small-Cap Fund

Sector Diversification (% of equity exposure)

			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	FA Index
Consumer
Discretionary	14.9%	14.5%	12.9%
Consumer Staples	3.5	3.5	8.5
Energy	3.0	3.5	7.6
Financials	23.8	23.5	17.9
Health Care	11.2	11.4	14.0
Industrials	16.6	16.5	11.3
Information
Technology	16.9	17.1	19.0
Materials	5.6	5.5	3.6
Telecommunication
Services	0.6	0.7	2.0
Utilities	3.9	3.8	3.2

Investment Focus

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Tax-Managed Small-Cap Fund Admiral
	Shares	6.23%	17.25%	9.06%	$23,802
••••••••	S&P SmallCap 600 Index	5.76	17.27	9.02	23,727
– – – –	Small-Cap Core Funds Average	3.92	14.45	7.04	19,752
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.09	21,779
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund Institutional
Shares	6.26%	17.31%	9.12%	$11,968,988
S&P SmallCap 600 Index	5.76	17.27	9.02	11,863,546
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	10,889,319

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

Tax-Managed Small-Cap Fund

Financial Statements

Statement of Net Assets
As of December 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (14.8%)
*	Buffalo Wild Wings Inc.	102,175	18,430
	Cracker Barrel Old
	Country Store Inc.	129,407	18,215
	Jack in the Box Inc.	212,896	17,023
	Wolverine World Wide Inc.	530,433	15,632
	Pool Corp.	238,936	15,158
	Marriott Vacations
	Worldwide Corp.	165,210	12,315
*	Skechers U.S.A. Inc.
	Class A	215,402	11,901
	Texas Roadhouse Inc.
	Class A	325,100	10,975
	Men’s Wearhouse Inc.	245,834	10,854
	Lithia Motors Inc. Class A	122,397	10,611
	Group 1 Automotive Inc.	116,821	10,469
*	Steven Madden Ltd.	326,521	10,393
*	Genesco Inc.	130,681	10,013
*	Lumber Liquidators
	Holdings Inc.	146,658	9,725
	Ryland Group Inc.	251,397	9,694
	Papa John’s
	International Inc.	173,498	9,681
*	G-III Apparel Group Ltd.	95,476	9,644
*	Helen of Troy Ltd.	144,400	9,395
	Monro Muffler Brake Inc.	162,429	9,388
	DineEquity Inc.	88,601	9,183
*	Iconix Brand Group Inc.	262,600	8,873
*	Outerwall Inc.	108,819	8,185
*	Select Comfort Corp.	301,209	8,142
*	Vitamin Shoppe Inc.	165,573	8,043
*	Dorman Products Inc.	165,581	7,993
	Buckle Inc.	151,245	7,943
	Sonic Corp.	286,651	7,805
	La-Z-Boy Inc.	285,423	7,661
	Brown Shoe Co. Inc.	223,708	7,192
*	Pinnacle Entertainment Inc.	319,106	7,100
	Children’s Place Inc.	121,762	6,940
*	Hibbett Sports Inc.	136,989	6,634

			Market
			Value•
		Shares	($000)
	Finish Line Inc. Class A	268,482	6,527
	Bob Evans Farms Inc.	124,181	6,356
	Cato Corp. Class A	146,673	6,187
*	Drew Industries Inc.	118,838	6,069
*	Crocs Inc.	462,414	5,776
*	BJ’s Restaurants Inc.	112,665	5,657
*	Red Robin Gourmet
	Burgers Inc.	71,122	5,475
*	Universal Electronics Inc.	83,581	5,435
*	iRobot Corp.	154,738	5,372
*	Boyd Gaming Corp.	410,381	5,245
*	Barnes & Noble Inc.	224,438	5,211
	Sonic Automotive Inc.
	Class A	188,238	5,090
*	Tuesday Morning Corp.	229,061	4,971
	Scholastic Corp.	134,072	4,883
*	Meritage Homes Corp.	134,786	4,851
	Capella Education Co.	60,774	4,677
*	Zumiez Inc.	120,190	4,643
	Interval Leisure Group Inc.	213,526	4,461
*	Strayer Education Inc.	58,520	4,347
	Oxford Industries Inc.	78,528	4,335
	Standard Motor
	Products Inc.	112,640	4,294
*	Regis Corp.	235,266	3,943
*	Biglari Holdings Inc.	9,568	3,822
*	Francesca’s Holdings Corp.	225,696	3,769
*	EW Scripps Co. Class A	167,636	3,747
*	Standard Pacific Corp.	513,938	3,747
	Stage Stores Inc.	177,312	3,670
	Ethan Allen Interiors Inc.	114,042	3,532
*	FTD Cos. Inc.	101,226	3,525
	Winnebago Industries Inc.	153,005	3,329
*	Scientific Games Corp.
	Class A	258,686	3,293
*	American Public
	Education Inc.	88,358	3,258
	Fred’s Inc. Class A	186,135	3,241
	Nutrisystem Inc.	156,298	3,056
*	M/I Homes Inc.	132,767	3,048
	Callaway Golf Co.	390,074	3,004

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Sturm Ruger & Co. Inc.	85,428	2,958
	Ruth’s Hospitality
	Group Inc.	195,703	2,936
	Movado Group Inc.	98,503	2,794
*	MarineMax Inc.	132,721	2,661
	Arctic Cat Inc.	72,973	2,591
	Superior Industries
	International Inc.	127,119	2,516
	Haverty Furniture Cos. Inc.	109,127	2,402
*	Blue Nile Inc.	62,526	2,252
	Stein Mart Inc.	152,508	2,230
*	Career Education Corp.	314,171	2,187
*	Ruby Tuesday Inc.	315,609	2,159
*	Kirkland’s Inc.	81,991	1,938
	Marcus Corp.	102,321	1,894
*	Perry Ellis International Inc.	68,215	1,769
	PetMed Express Inc.	109,893	1,579
*	Unifi Inc.	50,000	1,486
	Big 5 Sporting Goods Corp.	88,003	1,287
*	Christopher & Banks Corp.	201,207	1,149
	Universal Technical
	Institute Inc.	101,829	1,002
*	VOXX International Corp.
	Class A	103,134	903
*	Monarch Casino
	& Resort Inc.	52,928	878
*	Pep Boys-Manny
	Moe & Jack	82,737	812
*	Sizmek Inc.	5,581	35
	Harte-Hanks Inc.	2,784	22
*	Aeropostale Inc.	7,464	17
*	Quiksilver Inc.	7,792	17
			535,530
Consumer Staples (3.5%)
	Casey’s General Stores Inc.	209,274	18,902
*	Darling Ingredients Inc.	822,361	14,934
*	Boston Beer Co. Inc.
	Class A	47,504	13,754
	Sanderson Farms Inc.	110,131	9,254
	B&G Foods Inc.	288,692	8,632
	J&J Snack Foods Corp.	79,182	8,613
	Snyder’s-Lance Inc.	264,856	8,091
	Andersons Inc.	143,130	7,606
	WD-40 Co.	79,470	6,761
	Cal-Maine Foods Inc.	162,637	6,348
	SpartanNash Co.	201,411	5,265
	Universal Corp.	90,114	3,963
*	Diamond Foods Inc.	135,088	3,813
	Calavo Growers Inc.	74,929	3,544
	Inter Parfums Inc.	92,107	2,528
*	Central Garden and
	Pet Co. Class A	229,839	2,195
*	Medifast Inc.	58,407	1,960
*	Seneca Foods Corp.
	Class A	42,099	1,138

			Market
			Value•
		Shares	($000)
*	Alliance One
	International Inc.	198,305	313
			127,614
Energy (3.0%)
	Bristow Group Inc.	197,498	12,993
	Exterran Holdings Inc.	355,106	11,569
*	Carrizo Oil & Gas Inc.	223,870	9,313
*	PDC Energy Inc.	186,885	7,713
*	SEACOR Holdings Inc.	91,980	6,789
*	Stone Energy Corp.	272,299	4,596
	Green Plains Inc.	174,886	4,334
*	Hornbeck Offshore
	Services Inc.	168,374	4,204
	Gulfmark Offshore Inc.	136,048	3,322
*	Matrix Service Co.	142,267	3,175
*	Bill Barrett Corp.	253,133	2,883
*	TETRA Technologies Inc.	428,660	2,864
*	Bonanza Creek Energy Inc.	100,583	2,414
*	Contango Oil & Gas Co.	81,066	2,370
	Tesco Corp.	184,636	2,367
*	Era Group Inc.	103,650	2,192
*	Newpark Resources Inc.	212,551	2,028
	Arch Coal Inc.	1,117,039	1,988
*	Pioneer Energy Services
	Corp.	340,364	1,886
*	Penn Virginia Corp.	276,409	1,847
*	Northern Oil and Gas Inc.	322,548	1,822
*	ION Geophysical Corp.	662,039	1,821
*	Cloud Peak Energy Inc.	196,775	1,806
*	Geospace Technologies
	Corp.	65,951	1,748
	Comstock Resources Inc.	244,520	1,665
	Gulf Island Fabrication Inc.	69,671	1,351
*	C&J Energy Services Inc.	96,524	1,275
*	Approach Resources Inc.	191,330	1,223
*	Synergy Resources Corp.	83,255	1,044
*	PetroQuest Energy Inc.	267,245	1,000
*	Basic Energy Services Inc.	138,962	974
*	Swift Energy Co.	213,124	863
	Paragon Offshore plc	146,094	405
*	Rex Energy Corp.	5,100	26
			107,870
Financials (20.1%)
*	Stifel Financial Corp.	346,985	17,703
*	PRA Group Inc.	272,755	15,801
	Geo Group Inc.	390,892	15,776
	MarketAxess Holdings Inc.	204,273	14,648
	ProAssurance Corp.	315,731	14,255
	Bank of the Ozarks Inc.	347,603	13,181
*	Texas Capital
	Bancshares Inc.	237,706	12,915
	Susquehanna
	Bancshares Inc.	956,143	12,841
	United Bankshares Inc.	337,999	12,658
	PrivateBancorp Inc.	368,631	12,312
	FNB Corp.	894,325	11,912

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Wintrust Financial Corp.	246,957	11,548
	American Equity
	Investment Life
	Holding Co.	393,687	11,492
	UMB Financial Corp.	201,402	11,458
	Glacier Bancorp Inc.	400,496	11,122
	MB Financial Inc.	336,535	11,059
	Evercore Partners Inc.
	Class A	191,110	10,008
	First Financial
	Bankshares Inc.	330,738	9,882
	RLI Corp.	195,460	9,656
	Home BancShares Inc.	295,453	9,502
	EPR Properties	154,344	8,895
	Post Properties Inc.	150,321	8,834
	Interactive Brokers
	Group Inc.	301,569	8,794
*	First Cash Financial
	Services Inc.	157,232	8,753
	DiamondRock
	Hospitality Co.	583,435	8,676
	Acadia Realty Trust	270,211	8,655
	Old National Bancorp	562,289	8,367
	Community Bank
	System Inc.	219,146	8,356
	Sovran Self Storage Inc.	94,701	8,260
	Selective Insurance
	Group Inc.	303,446	8,245
	CVB Financial Corp.	508,755	8,150
	Healthcare Realty
	Trust Inc.	282,873	7,728
	Columbia Banking
	System Inc.	279,155	7,707
	Financial Engines Inc.	200,017	7,311
	Horace Mann
	Educators Corp.	217,789	7,226
	Associated Estates
	Realty Corp.	311,201	7,223
	Pinnacle Financial
	Partners Inc.	180,162	7,124
	First Midwest
	Bancorp Inc.	408,295	6,986
	National Penn
	Bancshares Inc.	645,536	6,794
	Westamerica
	Bancorporation	137,698	6,750
	Medical Properties
	Trust Inc.	482,147	6,644
	HFF Inc. Class A	180,547	6,485
	Lexington Realty Trust	589,514	6,473
	Virtus Investment
	Partners Inc.	37,624	6,415
	NBT Bancorp Inc.	238,990	6,278
	Kite Realty Group Trust	218,085	6,268
	Cousins Properties Inc.	543,103	6,202
	BBCN Bancorp Inc.	430,790	6,195

			Market
			Value•
		Shares	($000)
	Sterling Bancorp	425,972	6,125
	First Financial Bancorp	319,684	5,943
	Boston Private Financial
	Holdings Inc.	434,324	5,850
	EastGroup Properties Inc.	90,796	5,749
*	Encore Capital Group Inc.	127,229	5,649
	Montpelier Re Holdings Ltd.	154,065	5,519
	Chesapeake Lodging Trust	147,141	5,475
	Independent Bank Corp.	126,786	5,428
	Provident Financial
	Services Inc.	293,317	5,297
*	Piper Jaffray Cos.	88,166	5,122
*	BofI Holding Inc.	65,191	5,073
	First Commonwealth
	Financial Corp.	531,370	4,899
	Infinity Property
	& Casualty Corp.	63,125	4,877
	Pennsylvania REIT	206,499	4,844
	S&T Bancorp Inc.	162,203	4,835
	PS Business Parks Inc.	59,888	4,763
	ViewPoint Financial
	Group Inc.	195,862	4,671
	Banner Corp.	106,304	4,573
	LTC Properties Inc.	105,826	4,569
	United Community
	Banks Inc.	237,623	4,501
*	Education Realty Trust Inc.	122,872	4,496
	Safety Insurance Group Inc.	70,015	4,482
	Sabra Health Care REIT Inc.	141,388	4,294
	Stewart Information
	Services Corp.	115,526	4,279
	AMERISAFE Inc.	100,618	4,262
*	Investment Technology
	Group Inc.	203,635	4,240
*	Navigators Group Inc.	57,808	4,240
	Government Properties
	Income Trust	184,150	4,237
	American Assets Trust Inc.	104,066	4,143
	Parkway Properties Inc.	221,074	4,066
	Retail Opportunity
	Investments Corp.	240,343	4,035
	City Holding Co.	85,359	3,972
	Employers Holdings Inc.	168,937	3,972
*	Green Dot Corp. Class A	188,844	3,869
	Brookline Bancorp Inc.	383,137	3,843
*	World Acceptance Corp.	48,198	3,829
	Hanmi Financial Corp.	172,897	3,771
	TrustCo Bank Corp. NY	512,867	3,723
	Capstead Mortgage Corp.	291,154	3,575
	United Fire Group Inc.	118,638	3,527
	Cash America
	International Inc.	155,314	3,513
	Wilshire Bancorp Inc.	345,707	3,502
	Tompkins Financial Corp.	63,252	3,498
	Cardinal Financial Corp.	172,794	3,426
	FXCM Inc. Class A	203,814	3,377

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Simmons First National
	Corp. Class A	82,479	3,353
	Franklin Street Properties
	Corp.	269,131	3,302
	Northwest Bancshares Inc.	262,532	3,290
	Oritani Financial Corp.	213,005	3,280
	Universal Insurance
	Holdings Inc.	155,888	3,188
*	Enova International Inc.	142,111	3,163
*	First BanCorp	536,433	3,149
	Greenhill & Co. Inc.	72,186	3,147
*	Ezcorp Inc. Class A	254,708	2,993
	Inland Real Estate Corp.	250,188	2,740
	Dime Community
	Bancshares Inc.	159,010	2,589
	CoreSite Realty Corp.	62,184	2,428
	Aviv REIT Inc.	69,498	2,396
	HCI Group Inc.	54,941	2,376
*	eHealth Inc.	94,246	2,349
	Saul Centers Inc.	39,598	2,265
	Central Pacific Financial
	Corp.	100,000	2,150
	OFG Bancorp	120,810	2,011
	Meadowbrook Insurance
	Group Inc.	230,141	1,947
	Universal Health Realty
	Income Trust	39,306	1,891
	Agree Realty Corp.	56,214	1,748
	Urstadt Biddle
	Properties Inc.
	Class A	79,292	1,735
	Bank Mutual Corp.	236,141	1,620
	Getty Realty Corp.	82,431	1,501
	Cedar Realty Trust Inc.	196,396	1,442
	Calamos Asset
	Management Inc.
	Class A	103,454	1,378
*	Forestar Group Inc.	60,638	934
	CareTrust REIT Inc.	74,812	922
			726,743
Health Care (11.1%)
	West Pharmaceutical
	Services Inc.	379,728	20,217
*	PAREXEL International
	Corp.	306,917	17,052
*	Akorn Inc.	387,774	14,037
*	Medidata Solutions Inc.	286,383	13,675
*	Amsurg Corp.	233,921	12,802
*	MWI Veterinary Supply Inc.	69,666	11,837
*	NuVasive Inc.	243,002	11,460
*	Impax Laboratories Inc.	347,316	11,003
*	Haemonetics Corp.	279,619	10,463
	Chemed Corp.	95,394	10,080
*	Neogen Corp.	196,709	9,755
*	Prestige Brands
	Holdings Inc.	278,874	9,683

			Market
			Value•
		Shares	($000)
*	Acorda Therapeutics Inc.	221,865	9,068
*	Magellan Health Inc.	147,641	8,863
*	Air Methods Corp.	190,598	8,392
*	Molina Healthcare Inc.	153,587	8,222
*	Medicines Co.	285,802	7,908
*	Cyberonics Inc.	141,093	7,856
	Cantel Medical Corp.	181,025	7,831
*	ABIOMED Inc.	192,530	7,328
*	Integra LifeSciences
	Holdings Corp.	132,609	7,191
	CONMED Corp.	151,346	6,805
	Kindred Healthcare Inc.	362,601	6,592
	Abaxis Inc.	114,389	6,501
*	Greatbatch Inc.	131,197	6,468
*	Omnicell Inc.	190,105	6,296
*	Natus Medical Inc.	170,723	6,153
*	Lannett Co. Inc.	138,490	5,938
*	ICU Medical Inc.	71,139	5,826
	Analogic Corp.	66,814	5,653
*	Masimo Corp.	208,304	5,487
*	Ligand Pharmaceuticals Inc.	99,888	5,315
*	Amedisys Inc.	175,682	5,156
*	Depomed Inc.	310,006	4,994
*	AMN Healthcare
	Services Inc.	252,207	4,943
	Ensign Group Inc.	106,413	4,724
*	ExamWorks Group Inc.	110,617	4,601
*	Bio-Reference
	Laboratories Inc.	134,177	4,311
*	Emergent Biosolutions Inc.	156,449	4,260
*	IPC The Hospitalist Co. Inc.	91,877	4,216
*	Affymetrix Inc.	391,398	3,863
*	Merit Medical Systems Inc.	220,615	3,823
*	Luminex Corp.	200,345	3,758
*	Healthways Inc.	187,757	3,733
*	Cambrex Corp.	164,926	3,566
*	Hanger Inc.	161,355	3,534
	Computer Programs
	& Systems Inc.	56,780	3,449
*	PharMerica Corp.	162,607	3,368
*	HealthStream Inc.	111,863	3,298
*	Repligen Corp.	161,351	3,195
*	Sagent Pharmaceuticals Inc.	119,352	2,997
*	Gentiva Health Services Inc.	156,582	2,983
*	Anika Therapeutics Inc.	72,963	2,973
*	Cynosure Inc. Class A	103,433	2,836
*	AngioDynamics Inc.	127,606	2,426
*	CorVel Corp.	64,320	2,394
	Invacare Corp.	136,692	2,291
*	MedAssets Inc.	110,383	2,181
*	LHC Group Inc.	68,649	2,140
*	Spectrum
	Pharmaceuticals Inc.	305,525	2,117
	Quality Systems Inc.	120,521	1,879
*	Cross Country
	Healthcare Inc.	143,198	1,787

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Meridian Bioscience Inc.	107,170	1,764
	Landauer Inc.	50,178	1,713
*	SurModics Inc.	73,059	1,615
	CryoLife Inc.	137,372	1,556
*	Almost Family Inc.	36,570	1,059
*	Albany Molecular
	Research Inc.	24,401	397
*	Providence Service Corp.	8,883	324
*	Momenta
	Pharmaceuticals Inc.	5,007	60
			402,041
Industrials (16.5%)
*	Teledyne Technologies Inc.	203,589	20,917
	Toro Co.	296,104	18,894
	Curtiss-Wright Corp.	256,283	18,091
	EMCOR Group Inc.	364,913	16,235
	EnerSys	258,612	15,962
*	Moog Inc. Class A	211,585	15,664
	Hillenbrand Inc.	341,909	11,796
	Healthcare Services
	Group Inc.	380,459	11,768
	Allegiant Travel Co. Class A	75,218	11,307
*	WageWorks Inc.	172,883	11,163
	Knight Transportation Inc.	326,423	10,987
	Mueller Industries Inc.	306,612	10,468
	Applied Industrial
	Technologies Inc.	229,416	10,459
	UniFirst Corp.	82,694	10,043
	Mobile Mini Inc.	243,823	9,877
	Watts Water
	Technologies Inc.
	Class A	155,310	9,853
	Barnes Group Inc.	257,448	9,528
	Tetra Tech Inc.	353,296	9,433
	Actuant Corp. Class A	338,907	9,232
	United Stationers Inc.	215,645	9,092
*	Orbital Sciences Corp.	327,877	8,817
	Forward Air Corp.	166,467	8,385
*	On Assignment Inc.	251,262	8,339
	ABM Industries Inc.	279,317	8,002
	Franklin Electric Co. Inc.	212,247	7,966
*	EnPro Industries Inc.	126,516	7,940
	Heartland Express Inc.	291,321	7,869
*	Korn/Ferry International	268,936	7,735
	Simpson
	Manufacturing Co. Inc.	222,034	7,682
*	TASER International Inc.	288,114	7,629
	G&K Services Inc. Class A	107,283	7,601
	Matthews International
	Corp. Class A	155,309	7,559
	Matson Inc.	217,191	7,497
*	Hub Group Inc. Class A	192,653	7,336
*	Saia Inc.	132,274	7,323
	Tennant Co.	100,562	7,258
*	Atlas Air Worldwide
	Holdings Inc.	135,091	6,660

		Market
		Value•
	Shares	($000)
Apogee Enterprises Inc.	156,690	6,639
AZZ Inc.	138,646	6,505
Dycom Industries Inc.	180,514	6,334
ArcBest Corp.	131,855	6,114
Lindsay Corp.	70,080	6,009
Cubic Corp.	113,580	5,979
Exponent Inc.	71,850	5,928
UTi Worldwide Inc.	490,720	5,923
Kaman Corp.	147,459	5,912
AAR Corp.	212,188	5,895
Albany International Corp.	152,273	5,785
CIRCOR International Inc.	95,759	5,772
GenCorp Inc.	314,650	5,758
Universal Forest
Products Inc.	108,190	5,756
Interface Inc. Class A	337,316	5,556
Standex International Corp.	69,276	5,352
ESCO Technologies Inc.	144,047	5,315
Federal Signal Corp.	340,778	5,262
AAON Inc.	228,411	5,114
TrueBlue Inc.	222,446	4,949
John Bean Technologies
Corp.	147,675	4,853
Brady Corp. Class A	175,945	4,810
Navigant Consulting Inc.	275,426	4,233
Insperity Inc.	124,149	4,207
Engility Holdings Inc.	93,841	4,016
Astec Industries Inc.	101,342	3,984
Aegion Corp. Class A	212,308	3,951
Brink’s Co.	155,360	3,792
Quanex Building
Products Corp.	201,866	3,791
Encore Wire Corp.	101,362	3,784
SkyWest Inc.	283,345	3,763
Resources Connection Inc.	222,423	3,659
Comfort Systems USA Inc.	204,041	3,493
Griffon Corp.	234,086	3,113
Briggs & Stratton Corp.	150,426	3,072
Lydall Inc.	92,751	3,044
Aerovironment Inc.	107,598	2,932
Aceto Corp.	133,307	2,893
Viad Corp.	101,633	2,710
Celadon Group Inc.	115,222	2,614
Gibraltar Industries Inc.	158,773	2,582
American Woodmark Corp.	63,238	2,557
Kelly Services Inc. Class A	148,785	2,532
Powell Industries Inc.	50,238	2,465
PGT Inc.	248,884	2,397
Veritiv Corp.	43,525	2,258
Heidrick & Struggles
International Inc.	89,588	2,065
Roadrunner Transportation
Systems Inc.	82,904	1,936
Orion Marine Group Inc.	149,152	1,648
National Presto
Industries Inc.	26,742	1,552

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	US Ecology Inc.	34,713	1,393
	CDI Corp.	78,504	1,390
*	Vicor Corp.	102,641	1,242
	Titan International Inc.	51,212	544
	American Science
	& Engineering Inc.	9,601	498
*	DXP Enterprises Inc.	7,910	400
	General Cable Corp.	5,301	79
			598,476
Information Technology (16.8%)
	MAXIMUS Inc.	370,700	20,329
*	Manhattan Associates Inc.	417,574	17,004
	j2 Global Inc.	236,957	14,691
*	Microsemi Corp.	507,832	14,412
*	ViaSat Inc.	227,599	14,346
*	Synaptics Inc.	191,616	13,191
*	Anixter International Inc.	144,445	12,778
*	Take-Two Interactive
	Software Inc.	439,721	12,325
	Littelfuse Inc.	121,836	11,778
	SYNNEX Corp.	142,509	11,139
*	CACI International Inc.
	Class A	126,737	10,922
*	Electronics For
	Imaging Inc.	253,101	10,840
	Heartland Payment
	Systems Inc.	200,263	10,804
	Blackbaud Inc.	249,130	10,777
*	Sanmina Corp.	451,804	10,631
	MKS Instruments Inc.	289,408	10,592
*	Dealertrack
	Technologies Inc.	234,449	10,388
	Tessera Technologies Inc.	263,635	9,428
*	Cardtronics Inc.	244,007	9,414
	Monolithic Power
	Systems Inc.	186,808	9,292
*	comScore Inc.	180,455	8,379
	Power Integrations Inc.	161,320	8,347
*	Cirrus Logic Inc.	344,846	8,128
*	Coherent Inc.	133,168	8,086
*	MicroStrategy Inc. Class A	49,220	7,993
*	Progress Software Corp.	291,461	7,875
*	Rogers Corp.	94,692	7,712
*	Synchronoss
	Technologies Inc.	184,037	7,704
*	Plexus Corp.	185,332	7,638
*	Benchmark Electronics Inc.	296,905	7,553
*	Veeco Instruments Inc.	213,795	7,457
*	NetScout Systems Inc.	202,592	7,403
	Methode Electronics Inc.	200,823	7,332
*	iGATE Corp.	184,991	7,303
*	OSI Systems Inc.	102,107	7,226
*	NETGEAR Inc.	197,172	7,015
	MTS Systems Corp.	86,060	6,457
*	Super Micro Computer Inc.	177,132	6,178
*	ScanSource Inc.	152,909	6,141

			Market
			Value•
		Shares	($000)
*	LogMeIn Inc.	124,354	6,136
	Monotype Imaging
	Holdings Inc.	211,290	6,091
*	Cabot Microelectronics
	Corp.	127,357	6,027
*	QLogic Corp.	449,348	5,985
*	Kulicke & Soffa
	Industries Inc.	410,450	5,935
*	Insight Enterprises Inc.	228,793	5,923
	NIC Inc.	324,911	5,845
*	FARO Technologies Inc.	93,235	5,844
*	Virtusa Corp.	138,244	5,761
*	Diodes Inc.	197,958	5,458
*	Sykes Enterprises Inc.	215,051	5,047
*	Bottomline
	Technologies de Inc.	197,519	4,993
*	ExlService Holdings Inc.	167,546	4,810
*	Advanced Energy
	Industries Inc.	200,265	4,746
	ADTRAN Inc.	214,606	4,678
	Badger Meter Inc.	78,294	4,647
	CSG Systems
	International Inc.	185,301	4,646
	Brooks Automation Inc.	339,931	4,334
*	Rofin-Sinar
	Technologies Inc.	145,849	4,196
*	Interactive Intelligence
	Group Inc.	85,374	4,089
*	Newport Corp.	213,463	4,079
*	VASCO Data Security
	International Inc.	139,480	3,935
*	Digital River Inc.	158,820	3,928
*	Harmonic Inc.	548,054	3,842
*	LivePerson Inc.	269,019	3,793
	Micrel Inc.	258,015	3,744
*	Stamps.com Inc.	77,709	3,729
	ManTech International
	Corp. Class A	122,651	3,708
*	CalAmp Corp.	190,530	3,487
*	Perficient Inc.	183,183	3,413
*	Ixia	299,397	3,368
*	II-VI Inc.	243,400	3,322
	CTS Corp.	183,368	3,269
*	Blucora Inc.	224,392	3,108
*	Checkpoint Systems Inc.	224,668	3,085
	Epiq Systems Inc.	175,288	2,994
	Ebix Inc.	173,929	2,955
	Comtech
	Telecommunications Corp.	90,262	2,845
	Forrester Research Inc.	72,272	2,845
	Park Electrochemical Corp.	113,474	2,829
*	DTS Inc.	91,566	2,816
*	Ultratech Inc.	150,156	2,787
*	Fabrinet	155,822	2,764
*	Exar Corp.	258,575	2,637
	Daktronics Inc.	206,169	2,579

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	XO Group Inc.	138,094	2,515
*	TeleTech Holdings Inc.	104,355	2,471
*	Mercury Systems Inc.	176,983	2,464
*	Monster Worldwide Inc.	491,199	2,269
*	Dice Holdings Inc.	221,421	2,216
*	CEVA Inc.	112,320	2,037
*	Nanometrics Inc.	121,092	2,037
	Black Box Corp.	81,520	1,948
*	Rudolph Technologies Inc.	179,546	1,837
*	Pericom
	Semiconductor Corp.	116,547	1,578
	Bel Fuse Inc. Class B	55,480	1,517
	Cohu Inc.	126,514	1,506
*	DSP Group Inc.	122,871	1,336
*	Digi International Inc.	142,353	1,322
*	Ciber Inc.	368,775	1,309
*	Kopin Corp.	337,540	1,222
*	Entropic
	Communications Inc.	467,252	1,182
*	Tangoe Inc.	84,718	1,104
*	Agilysys Inc.	77,664	978
*	QuinStreet Inc.	141,772	861
	Electro Scientific
	Industries Inc.	97,877	760
*	TTM Technologies Inc.	21,335	161
*	Liquidity Services Inc.	2,492	20
			608,710
Materials (5.6%)
	KapStone Paper and
	Packaging Corp.	436,328	12,789
	HB Fuller Co.	271,716	12,099
	Balchem Corp.	162,899	10,856
*	Stillwater Mining Co.	649,296	9,571
*	Boise Cascade Co.	208,771	7,756
*	Clearwater Paper Corp.	108,862	7,462
	SunCoke Energy Inc.	381,499	7,378
	US Silica Holdings Inc.	285,592	7,337
	Kaiser Aluminum Corp.	101,770	7,269
	Schweitzer-Mauduit
	International Inc.	170,907	7,229
	Innophos Holdings Inc.	119,501	6,985
*	Century Aluminum Co.	280,459	6,843
	Quaker Chemical Corp.	71,655	6,595
	A Schulman Inc.	161,349	6,539
*	Calgon Carbon Corp.	295,175	6,134
	Globe Specialty Metals Inc.	352,017	6,065
	PH Glatfelter Co.	234,469	5,995
*	Headwaters Inc.	398,323	5,971
	Neenah Paper Inc.	87,607	5,280
	OM Group Inc.	173,995	5,185
	Deltic Timber Corp.	60,889	4,165
*	AK Steel Holding Corp.	677,341	4,023
	Materion Corp.	112,274	3,955
*	Kraton Performance
	Polymers Inc.	172,426	3,585
*	LSB Industries Inc.	104,025	3,271

			Market
			Value•
		Shares	($000)
*	Intrepid Potash Inc.	232,994	3,234
	Stepan Co.	78,414	3,143
	Tredegar Corp.	137,165	3,085
	Wausau Paper Corp.	270,001	3,070
	Rayonier Advanced
	Materials Inc.	135,351	3,018
	Myers Industries Inc.	146,012	2,570
*	RTI International Metals Inc.	86,854	2,194
*	Flotek Industries Inc.	105,807	1,982
	Hawkins Inc.	44,341	1,921
	Zep Inc.	123,996	1,879
	FutureFuel Corp.	117,017	1,524
	American Vanguard Corp.	109,796	1,276
	Haynes International Inc.	20,758	1,007
	Olympic Steel Inc.	50,350	895
*	AM Castle & Co.	93,306	745
	Koppers Holdings Inc.	5,427	141
			202,021
Other (3.6%)
2	Vanguard REIT ETF	1,600,000	129,600

Telecommunication Services (0.7%)
	Consolidated
	Communications
	Holdings Inc.	244,907	6,816
	Atlantic Tele-Network Inc.	54,098	3,656
*	Cincinnati Bell Inc.	1,135,279	3,622
*	8x8 Inc.	303,743	2,782
*	General
	Communication Inc.
	Class A	176,305	2,424
	Spok Holdings Inc.	119,277	2,071
	Lumos Networks Corp.	98,651	1,659
	NTELOS Holdings Corp.	37,531	157
			23,187
Utilities (3.9%)
	Piedmont Natural
	Gas Co. Inc.	414,415	16,332
	Southwest Gas Corp.	253,028	15,640
	New Jersey Resources
	Corp.	224,436	13,735
	NorthWestern Corp.	239,530	13,553
	UIL Holdings Corp.	304,030	13,237
	Laclede Group Inc.	223,886	11,911
	ALLETE Inc.	207,090	11,419
	Avista Corp.	314,556	11,120
	South Jersey
	Industries Inc.	175,647	10,351
	El Paso Electric Co.	219,145	8,779
	American States Water Co.	210,802	7,939
	Northwest Natural Gas Co.	147,165	7,343
			141,359
Total Common Stocks
(Cost $2,226,241)			3,603,151

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
Money Market Instruments (0.5%)[1]
	Money Market Fund (0.5%)
3	Vanguard Market
	Liquidity Fund, 0.126%	17,652,045	17,652

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.055%, 1/16/15	200	200
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.105%, 3/4/15	700	700
			900
Total Temporary Cash Investments
	(Cost $18,552)		18,552
	Total Investments (100.1%)
	(Cost $2,244,793)		3,621,703
Other Assets and Liabilities (-0.1%)
	Other Assets		43,401
	Liabilities		(46,471)
			(3,070)
	Net Assets (100%)		3,618,633

At December 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	2,259,815
Overdistributed Net Investment Income	(1,801)
Accumulated Net Realized Losses	(16,103)
Unrealized Appreciation (Depreciation)
Investment Securities	1,376,910
Futures Contracts	(188)
Net Assets	3,618,633

Admiral Shares—Net Assets
Applicable to 73,884,166 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,382,442
Net Asset Value Per Share—
Admiral Shares	$45.78

Institutional Shares—Net Assets
Applicable to 5,147,631 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	236,191
Net Asset Value Per Share—
Institutional Shares	$45.88

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $900,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends[1]	40,624
Interest[1]	8
Total Income	40,632
Expenses
The Vanguard Group—Note B
Investment Advisory Services	558
Management and Administrative—Admiral Shares	2,788
Management and Administrative—Institutional Shares	103
Marketing and Distribution—Admiral Shares	369
Marketing and Distribution—Institutional Shares	36
Custodian Fees	102
Auditing Fees	32
Shareholders’ Reports—Admiral Shares	30
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	4,022
Net Investment Income	36,610
Realized Net Gain (Loss)
Investment Securities Sold[1]	244,709
Futures Contracts	1,022
Realized Net Gain (Loss)	245,731
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(64,918)
Futures Contracts	(188)
Change in Unrealized Appreciation (Depreciation)	(65,106)
Net Increase (Decrease) in Net Assets Resulting from Operations	217,235
1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $7,000, and $31,048,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,610	29,725
Realized Net Gain (Loss)	245,731	179,174
Change in Unrealized Appreciation (Depreciation)	(65,106)	760,136
Net Increase (Decrease) in Net Assets Resulting from Operations	217,235	969,035
Distributions
Net Investment Income
Admiral Shares	(33,432)	(29,056)
Institutional Shares	(2,536)	(2,254)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(35,968)	(31,310)
Capital Share Transactions
Admiral Shares	69,925	143,195
Institutional Shares	(13,029)	(7,441)
Net Increase (Decrease) from Capital Share Transactions	56,896	135,754
Total Increase (Decrease)	238,163	1,073,479
Net Assets
Beginning of Period	3,380,470	2,306,991
End of Period[1]	3,618,633	3,380,470
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,801,000) and ($2,443,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$43.53	$31.16	$27.26	$27.17	$21.75
Investment Operations
Net Investment Income	. 463	. 383.479		.245	.231
Net Realized and Unrealized Gain (Loss)
on Investments	2.242	12.389	3.885	.089	5.424
Total from Investment Operations	2.705	12.772	4.364	.334	5.655
Distributions
Dividends from Net Investment Income	(. 455)	(. 402)	(. 464)	(. 244)	(. 235)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 455)	(. 402)	(. 464)	(. 244)	(. 235)
Net Asset Value, End of Period	$45.78	$43.53	$31.16	$27.26	$27.17

Total Return[1]	6.23%	41.00%	16.03%	1.22%	25.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,382	$3,143	$2,132	$1,857	$1,879
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.06%	1.05%	1.59%	0.88%	0.98%
Portfolio Turnover Rate[2]	40%	31%	42%	40%	46%

Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor Class.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$43.63	$31.22	$27.33	$27.23	$21.80
Investment Operations
Net Investment Income	. 481.398		.492	. 257.257
Net Realized and Unrealized Gain (Loss)
on Investments	2.242	12.428	3.888	.088	5.432
Total from Investment Operations	2.723	12.826	4.380	.345	5.689
Distributions
Dividends from Net Investment Income	(.473)	(. 416)	(. 490)	(. 245)	(. 259)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.473)	(. 416)	(. 490)	(. 245)	(. 259)
Net Asset Value, End of Period	$45.88	$43.63	$31.22	$27.33	$27.23

Total Return[1]	6.26%	41.09%	16.05%	1.26%	26.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$236	$237	$175	$149	$147
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.10%	1.09%	1.63%	0.92%	1.08%
Portfolio Turnover Rate[2]	40%	31%	42%	40%	46%
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Tax-Managed Small-Cap Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $336,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Small-Cap Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,603,151	—	—
Temporary Cash Investments	17,652	900	—
Futures Contracts—Assets[1]	44	—	—
Futures Contracts—Liabilities[1]	(191)	—	—
Total	3,620,656	900	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2015	120	14,408	(188)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2014, the fund realized $249,303,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2014, the fund had $630,000 of ordinary income available for distribution. At December 31, 2014, the fund had available capital losses totaling $16,291,000 to offset future net capital gains. Of this amount, $6,546,000 is subject to expiration on December 31, 2017. Capital losses of $9,745,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

Tax-Managed Small-Cap Fund

At December 31, 2014, the cost of investment securities for tax purposes was $2,244,793,000.

Net unrealized appreciation of investment securities for tax purposes was $1,376,910,000, consisting of unrealized gains of $1,398,650,000 on securities that had risen in value since their purchase and $21,740,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $1,834,590,000 of investment securities and sold $1,787,333,000 of investment securities, other than temporary cash investments. Purchases and sales include $360,506,000 and $400,126,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	674,454	15,455	362,747	9,487
Issued in Lieu of Cash Distributions	25,881	574	22,870	528
Redeemed	(630,410)	(14,360)	(242,422)	(6,235)
Net Increase (Decrease)—Admiral Shares	69,925	1,669	143,195	3,780
Institutional Shares
Issued	16,798	386	210,727	5,081
Issued in Lieu of Cash Distributions	1,407	31	1,227	28
Redeemed	(31,234)	(702)	(219,395)	(5,274)
Net Increase (Decrease) —Institutional Shares	(13,029)	(285)	(7,441)	(165)

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (constituting separate portfolios of Vanguard Tax-Managed Funds, hereafter referred to as the “Funds”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodians and broker, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2015

Special 2014 tax information (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 64% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Tax-Managed Balanced Fund	12,557
Tax-Managed Capital Appreciation Fund	96,949
Tax-Managed Small-Cap Fund	33,372

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Tax-Managed Balanced Fund	97.1%[1]
Tax-Managed Capital Appreciation Fund	99.8
Tax-Managed Small-Cap Fund	92.1
1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Tax-Managed Funds
Periods Ended December 31, 2014

	One	Five	Ten
	Year	Years	Years
Tax-Managed Balanced Fund
Returns Before Taxes	9.81%	9.93%	6.50%
Returns After Taxes on Distributions	9.28	9.58	6.27
Returns After Taxes on Distributions and Sale of Fund Shares	5.97	8.03	5.50

	One	Five	Ten
	Year	Years	Years
Tax-Managed Capital Appreciation Fund Admiral Shares
Returns Before Taxes	12.52%	15.53%	8.04%
Returns After Taxes on Distributions	12.11	15.19	7.75
Returns After Taxes on Distributions and Sale of Fund Shares	7.42	12.56	6.55

	One	Five	Ten
	Year	Years	Years
Tax-Managed Small-Cap Fund Admiral Shares
Returns Before Taxes	6.23%	17.25%	9.06%
Returns After Taxes on Distributions	5.96	17.03	8.87
Returns After Taxes on Distributions and Sale of Fund Shares	3.71	14.01	7.43

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2014	12/31/2014	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,036.96	$0.62
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,049.06	$0.62
Institutional Shares	1,000.00	1,049.33	0.41
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,028.74	$0.61
Institutional Shares	1,000.00	1,028.85	0.41
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.60	$0.61
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.80	0.41
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Barclays 1–15 Year Municipal Bond Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board	Founder
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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fund only if preceded or accompanied by
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All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
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addition, you may obtain a free report on how your fund
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You can review and copy information about your fund at
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q870 022015

Annual Report | December 31, 2014

Vanguard Developed Markets Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	14
Your Fund’s After-Tax Returns.	36
About Your Fund’s Expenses.	37
Glossary.	39

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2014

Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	-5.82%
Admiral™ Shares	-5.66
Institutional Shares	-5.72
Institutional Plus Shares (Inception: 4/1/2014)	-6.67
FTSE Developed Markets ETF Shares
Market Price	-6.02
Net Asset Value	-5.71
FTSE Developed ex North America Index	-4.85
International Funds Average	-5.08
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2013, Through December 31, 2014
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Developed Markets Index Fund
Investor Shares	$10.34	$9.42	$0.338	$0.000
Admiral Shares	13.35	12.17	0.450	0.000
Institutional Shares	13.37	12.18	0.452	0.000
Institutional Plus Shares
(Inception: 4/1/2014)	20.90	19.05	0.490	0.000
FTSE Developed Markets ETF Shares	41.53	37.85	1.394	0.000

1

Chairman’s Letter

Dear Shareholder,

Stocks of developed markets outside the United States tumbled in 2014, as Europe and China faced economic challenges and tensions flared in Ukraine and the Middle East.

For the 12 months ended December 31, Vanguard Developed Markets Index Fund returned –5.82% for Investor Shares. The fund’s return diverged from that of its benchmark, the FTSE Developed ex North America Index, because of temporary price differences arising from fair-value pricing policies (see the inset box on page 6 for more detail). The fund’s result lagged the average return of its peer group.

If you hold this fund in a taxable account, you may wish to review the after-tax returns that appear later in this report.

U.S. stocks finished strongly for the sixth straight year
U.S. stocks returned nearly 13% for the 12 months, posting gains for the sixth consecutive calendar year. Rising corporate earnings, the growing U.S. economy, and generally accommodative global monetary policies lifted domestic markets.

Although the Federal Reserve ended its stimulative bond-buying program in October, investors seemed reassured by the Fed’s promise to be “patient” as it

2

decides when to increase short-term interest rates. Other central banks—including the Bank of Japan, the European Central Bank, and the People’s Bank of China—announced significant stimulus measures.

International stocks didn’t fare as well as their U.S. counterparts, returning about –3% in dollar terms. Their performance was hurt as many foreign currencies weakened against the U.S. dollar.

Defying analysts’ expectations, bond prices rose during the period
Bond prices received a boost from moves by many of the world’s central banks along with various global economic, market, and geopolitical challenges that drew investors to perceived safe havens. In an unexpected rebound from the previous year, the broad U.S. bond market returned 5.97% for the period.

Even with the Fed paring back its bond purchases, prices climbed and yields fell. (Bond prices and yields move in opposite directions.) The yield of the 10-year Treasury note ended December at 2.19%, down from 2.97% at the close of December 2013.

Municipal bonds returned 9.05%, benefiting from increased demand and generally limited supply.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2014
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	13.24%	20.62%	15.64%
Russell 2000 Index (Small-caps)	4.89	19.21	15.55
Russell 3000 Index (Broad U.S. market)	12.56	20.51	15.63
FTSE All-World ex US Index (International)	-3.31	9.41	4.75

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.97%	2.66%	4.45%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.05	4.30	5.16
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.06

CPI
Consumer Price Index	0.76%	1.33%	1.69%

3

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%.

Returns for money market funds and savings accounts remained minuscule as the Fed kept its target for short-term interest rates to 0%–0.25%.

Developed markets faced hurdles in Europe and the Pacific region
After posting modest returns in the first half of 2014, developed markets in Europe and the Pacific region skidded as investors grew weary of slower growth in Europe (despite two interest rate cuts by the European Central Bank), in China, and elsewhere. In such an environment, the Developed Markets Index Fund recorded its lowest return in three years.

Developed markets in Europe, which constituted more than 60% of the fund’s holdings, returned less than –5% for 2014. Most of the region’s major economies posted negative returns, including the United Kingdom, Germany, and France.

The financial, oil and gas, and industrial sectors detracted from the fund’s performance in the region. Although most banks in the Eurozone passed stress tests conducted by the European Central Bank, investors remained anxious about the financial sector as a whole and banks’ lending abilities in particular. The plunge in global oil prices hurt oil producers and distributors. Tensions between Russia and some European powers over the crisis in Ukraine further hampered potentially lucrative deals for large energy and

Expense Ratios
Your Fund Compared With Its Peer Group
FTSE
Developed
					Markets	Peer
	Investor	Admiral	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Plus Shares	Shares	Average
Developed Markets Index Fund	0.20%	0.09%	0.07%	0.06%	0.09%	1.36%

The fund expense ratios shown are from the prospectus dated April 7, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the fund’s expense ratios were 0.20% for Investor Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, 0.06% (annualized) for Institutional Plus Shares, and 0.09% for FTSE Developed Markets ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: International Funds.

4

chemical companies. Continued softness in emerging-market economies also weighed on industrial stocks.

Boosted by strong returns for pharmaceutical and biotechnology companies, Switzerland and Denmark were among the few European countries to show gains for the year.

The Pacific region returned –3%. Japan, the largest holding in the fund, fell back into recession. At year-end, Prime Minister Shinzo Abe approved another aggressive stimulus program in the hope of jump-starting the economy. However, Japanese stocks ended the year down 3%.

Other large markets in the region—Australia, South Korea, and Hong Kong—produced mixed results. Weak demand for commodities and lower oil and gas prices detracted from Australian stocks. South Korea faced challenges in the industrial and banking sectors. But Hong Kong reported positive results, thanks in part to the strength of its financial sector.

The fund closely tracked its index over a decade, meeting a key goal
For the ten years through December 31, 2014, the Developed Market Index Fund’s average annual return was 4.51% for Admiral Shares. The fund closely tracked its benchmark and slightly outpaced its peer average.

Total Returns
Ten Years Ended December 31, 2014
Average
Annual Return
Developed Markets Index Fund Admiral Shares	4.51%
Spliced Developed ex North America Index	4.43
International Funds Average	4.28
For a benchmark description, see the Glossary.
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

The fund’s success in tracking its benchmark is a tribute to its advisor, Vanguard Equity Investment Group. The group relies on its proven portfolio management strategies to produce benchmark-tracking returns regardless of external market conditions. At the same time, the fund’s low costs help you keep more of the market’s returns.

As we reflect upon the past decade, and indeed the year, it’s important to consider the benefits of global diversification. The past year vividly illustrated how global stock markets don’t always move in lockstep. A portfolio that includes both U.S. and international stocks and other asset classes can provide some cushion for investors to weather the inevitable variations in global market performance.

To build for the long term, start with a solid foundation
As the leader of a major investment firm, I get asked a lot of questions on all kinds of topics, from the outlook for global markets to the best fund choices for an IRA. But a topic that almost never comes up—and one that I consider perhaps the most important—is setting investment goals.

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

6

At Vanguard, we believe that following four timeless, straightforward principles can help put you on the right track toward investment success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

All four principles are essential, and the order in which they’re listed is intentional. Every good investment plan begins with a clearly defined goal, which sets the foundation for building your portfolio. (You can read more about our principles in

Vanguard’s Principles for Investing Success, available at vanguard.com/research.)

Setting an investment goal doesn’t have to be complicated. It can be as simple as saving for retirement or for a child’s college education. Being realistic about your

Vanguard’s outlook for investors: Expect less and stay balanced

In Vanguard’s recently published market outlook, global chief economist Joe Davis and his team discuss expected returns for various asset classes over the coming years. Although not bearish, our outlook on global stocks and bonds is the most guarded since 2006. The report cautions that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade ending 2024 are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.6% for the same portfolio since 1926.

Even so, Vanguard firmly believes that the principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remain unchanged.

For more information about our expectations and the probability of various outcomes, see Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2014. Results from the model may vary with each use and over time. For more information, please see page 8.

7

goals—and how to meet them—can help you stick with your investment plan even when times get tough.

We’ve recently welcomed a new year, which for many means a new beginning. Now is a perfect time to revisit your investment plan and make any necessary adjustments to help you reach your long-term financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2015

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The Vanguard Capital Markets Model® is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

8

Developed Markets Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VDVIX	VTMGX	VTMNX	VDIPX	VEA
Expense Ratio1	0.20%	0.09%	0.07%	0.06%	0.09%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		ex North	All Cap
		America	ex US
	Fund	Index	Index
Number of Stocks	1,402	1,385	5,579
Median Market Cap	$32.7B	$32.7B	$24.3B
Price/Earnings Ratio	17.6x	17.5x	17.1x
Price/Book Ratio	1.7x	1.7x	1.7x
Return on Equity	14.0%	14.0%	14.5%
Earnings Growth
Rate	11.5%	11.6%	12.5%
Dividend Yield	3.0%	3.0%	2.9%
Turnover Rate	4%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		ex North	All Cap
		America	ex US
	Fund	Index	Index
Basic Materials	7.8%	7.8%	7.7%
Consumer Goods	18.5	18.5	15.3
Consumer Services	8.1	8.1	8.4
Financials	24.7	24.8	26.6
Health Care	9.8	9.7	7.7
Industrials	14.0	14.1	14.0
Oil & Gas	5.5	5.4	7.0
Technology	3.6	3.6	5.1
Telecommunications	4.3	4.3	4.6
Utilities	3.7	3.7	3.6

Volatility Measures

	FTSE Global
	Spliced Dev	All Cap
	ex North	ex US
	America Index	Index
R-Squared	0.98	0.95
Beta	1.00	1.00
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.7%
Royal Dutch Shell plc	Integrated Oil & Gas	1.6
Novartis AG	Pharmaceuticals	1.6
Roche Holding AG	Pharmaceuticals	1.4
HSBC Holdings plc	Banks	1.3
Toyota Motor Corp.	Automobiles	1.2
Samsung Electronics Co. Consumer
Ltd.	Electronics	0.9
BHP Billiton	General Mining	0.9
BP plc	Integrated Oil & Gas	0.9
Bayer AG	Specialty Chemicals	0.8
Top Ten		12.3%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated April 7, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.20% for Investor Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, 0.06% (annualized) for Institutional Plus Shares, and 0.09% for FTSE Developed Markets ETF Shares.

9

Developed Markets Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		ex North	All Cap
		America	ex US
	Fund	Index	Index
Europe
United Kingdom	19.9%	19.9%	15.0%
Switzerland	8.6	8.7	6.1
France	8.5	8.5	6.0
Germany	8.4	8.4	6.0
Spain	3.2	3.2	2.4
Sweden	2.9	2.9	2.2
Netherlands	2.7	2.7	2.0
Italy	2.2	2.2	1.7
Denmark	1.5	1.5	1.1
Belgium	1.2	1.2	0.9
Other	2.3	2.3	1.8
Subtotal	61.4%	61.5%	45.2%
Pacific
Japan	21.5%	21.3%	15.9%
Australia	7.2	7.2	5.3
South Korea	4.0	4.1	3.1
Hong Kong	3.5	3.5	2.5
Singapore	1.5	1.5	1.2
Other	0.2	0.2	0.2
Subtotal	37.9%	37.8%	28.2%
Emerging Markets	0.0%	0.0%	18.7%
North America	0.0%	0.0%	7.4%
Middle East	0.7%	0.7%	0.5%

10

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: July 20, 2007, Through December 31, 2014
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2014
				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(7/20/2007)	Investment
	FTSE Developed Markets ETF Shares
	Net Asset Value	-5.71%	5.31%	-0.59%	$9,569
	FTSE Developed Markets ETF Shares
	Market Price	-6.02	5.24	-0.61	9,553
	Spliced Developed ex North America
••••••••	Index	-4.85	5.33	-0.73	9,470

– – – –	International Funds Average	-5.08	5.05	-0.94	9,320
	FTSE Global All Cap ex US Index	-3.39	4.93	-0.16	9,878
For a benchmark description, see the Glossary.
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(12/19/2013)	Investment
Developed Markets Index Fund Investor
Shares	-5.82%	-2.54%	$9,738
Spliced Developed ex North America Index	-4.85	-1.76	9,818
FTSE Global All Cap ex US Index	-3.39	-0.63	9,935
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

11

Developed Markets Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2014
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Developed Markets Index Fund Admiral
Shares	-5.66%	5.29%	4.51%	$15,544
Spliced Developed ex North America Index	-4.85	5.33	4.43	15,428
FTSE Global All Cap ex US Index	-3.39	4.93	5.79	17,551

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Developed Markets Index Fund Institutional
Shares	-5.72%	5.33%	4.57%	$7,816,983

Spliced Developed ex North America Index	-4.85	5.33	4.43	7,714,216

FTSE Global All Cap ex US Index	-3.39	4.93	5.79	8,775,272

	Since	Final Value
	Inception	of a $100,000,000
	(4/1/2014)	Investment
Developed Markets Index Fund Institutional
Plus Shares	-6.67%	$93,331,615
FTSE Developed ex North America Index	-5.77	94,231,125
FTSE Global All Cap ex US Index	-4.71	95,288,089
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: July 20, 2007, Through December 31, 2014
			Since
	One	Five	Inception
	Year	Years	(7/20/2007)
FTSE Developed Markets ETF Shares Market Price	-6.02%	29.10%	-4.47%
FTSE Developed Markets ETF Shares Net Asset
Value	-5.71	29.52	-4.31
Spliced Developed ex North America Index	-4.85	29.67	-5.30
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

12

Developed Markets Index Fund

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

13

Developed Markets Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	5,357,647	372,246	0.8%
Westpac Banking Corp.	10,256,131	275,849	0.6%
BHP Billiton Ltd.	10,687,029	252,672	0.6%
Australia & New Zealand Banking Group Ltd.	9,176,828	238,783	0.5%
National Australia Bank Ltd.	7,873,753	214,721	0.5%
Australia—Other †		1,869,059	4.1%
		3,223,330	7.1%

Austria †		90,188	0.2%

Belgium
Anheuser-Busch InBev NV	2,656,505	298,968	0.7%
Belgium—Other †		241,314	0.5%
		540,282	1.2%
Denmark
Novo Nordisk A/S Class B	6,485,654	274,342	0.6%
Denmark—Other †		386,517	0.9%
		660,859	1.5%

Finland †		384,167	0.8%

France
Sanofi	3,811,066	347,458	0.8%
Total SA	6,765,778	346,625	0.8%
BNP Paribas SA	3,250,702	191,903	0.4%
France—Other †		2,935,840	6.5%
		3,821,826	8.5%

14

Developed Markets Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Germany
Bayer AG	2,753,401	375,313	0.8%
Siemens AG	2,639,376	296,149	0.6%
Daimler AG	3,180,099	264,121	0.6%
BASF SE	3,073,125	257,777	0.6%
Allianz SE	1,516,857	251,232	0.5%
SAP SE	2,987,645	208,623	0.5%
Deutsche Telekom AG	10,374,734	166,000	0.4%
Germany—Other †		1,944,444	4.3%
		3,763,659	8.3%

Greece †		39,776	0.1%

Hong Kong
AIA Group Ltd.	40,118,009	221,270	0.5%
Hang Seng Bank Ltd.	2,570,034	42,715	0.1%
1 Hong Kong—Other †		1,325,726	2.9%
		1,589,711	3.5%

Ireland †		115,594	0.3%

Israel
Teva Pharmaceutical Industries Ltd.	3,158,188	181,043	0.4%
Osem Investments Ltd.	127,339	2,259	0.0%
Israel—Other †		113,286	0.3%
		296,588	0.7%

Italy †		972,299	2.1%

Japan
Toyota Motor Corp.	8,820,648	549,680	1.2%
Mitsubishi UFJ Financial Group Inc.	47,116,463	258,869	0.6%
SoftBank Corp.	3,136,391	186,688	0.4%
Honda Motor Co. Ltd.	5,981,489	175,487	0.4%
Chugai Pharmaceutical Co. Ltd.	745,913	18,315	0.1%
Hino Motors Ltd.	906,537	11,933	0.0%
Daihatsu Motor Co. Ltd.	704,304	9,199	0.0%
Japan—Other †		8,459,243	18.7%
		9,669,414	21.4%
Netherlands
Unilever NV	5,177,524	202,534	0.4%
* ING Groep NV	12,848,957	166,005	0.4%
Netherlands—Other †		839,051	1.9%
		1,207,590	2.7%

New Zealand †		87,404	0.2%

[1]Norway †		291,146	0.6%

Portugal †		69,913	0.2%

15

Developed Markets Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Singapore †		670,262	1.5%

South Korea
Samsung Electronics Co. Ltd.	272,968	328,174	0.7%
South Korea—Other †		1,491,793	3.3%
		1,819,967	4.0%
Spain
* Banco Santander SA	42,015,879	352,645	0.8%
Banco Bilbao Vizcaya Argentaria SA	20,453,641	193,173	0.4%
Telefonica SA	13,241,658	190,118	0.4%
Spain—Other †		719,118	1.6%
		1,455,054	3.2%

Sweden †		1,289,343	2.8%

Switzerland
Nestle SA	10,619,955	774,205	1.7%
Novartis AG	7,756,107	719,328	1.6%
Roche Holding AG	2,339,315	633,819	1.4%
* UBS Group AG	11,779,433	202,485	0.4%
Switzerland—Other †		1,567,939	3.5%
		3,897,776	8.6%
United Kingdom
HSBC Holdings plc	63,513,955	600,193	1.3%
Royal Dutch Shell plc Class A	13,109,249	437,494	1.0%
BP plc	60,738,500	385,543	0.8%
GlaxoSmithKline plc	16,192,799	347,394	0.8%
British American Tobacco plc	6,208,278	336,433	0.7%
Vodafone Group plc	88,479,921	303,365	0.7%
AstraZeneca plc	4,202,975	296,860	0.7%
Royal Dutch Shell plc Class B	8,168,737	282,239	0.6%
Diageo plc	8,389,032	240,322	0.5%
* Lloyds Banking Group plc	180,022,468	211,754	0.5%
Barclays plc	54,604,087	205,275	0.5%
Prudential plc	8,498,440	196,480	0.4%
Rio Tinto plc	4,155,338	191,549	0.4%
National Grid plc	12,560,219	178,221	0.4%
Reckitt Benckiser Group plc	2,148,696	174,032	0.4%
BT Group plc	27,055,900	168,290	0.4%
SABMiller plc	3,148,578	164,139	0.4%
1 United Kingdom—Other †		4,179,250	9.2%
		8,898,833	19.7%
Total Common Stocks (Cost $42,128,146)		44,854,981	99.2%2

16

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.126%	578,660,805	578,661	1.3%

[5,6]U.S. Government and Agency Obligations †			33,590	0.1%
Total Temporary Cash Investments (Cost $612,253)			612,251	1.4%[2]
[7]Total Investments (Cost $42,740,399)			45,467,232	100.6%
Other Assets and Liabilities
Other Assets[8]			176,352	0.4%
Liabilities[3]			(428,636)	(1.0%)
			(252,284)	(0.6%)
Net Assets			45,214,948	100.0%

At December 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				44,489,847
Overdistributed Net Investment Income				(41,949)
Accumulated Net Realized Losses				(1,958,486)
Unrealized Appreciation (Depreciation)
Investment Securities				2,726,833
Futures Contracts				7,545
Forward Currency Contracts				(3,995)
Foreign Currencies				(4,847)
Net Assets				45,214,948

Investor Shares—Net Assets
Applicable to 141,306,867 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,331,156
Net Asset Value Per Share—Investor Shares				$9.42

Admiral Shares—Net Assets
Applicable to 498,605,867 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				6,067,678
Net Asset Value Per Share—Admiral Shares				$12.17

17

Developed Markets Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 635,557,997 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,743,041
Net Asset Value Per Share—Institutional Shares	$12.18

Institutional Plus Shares—Net Assets
Applicable to 310,708,103 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,917,737
Net Asset Value Per Share—Institutional Plus Shares	$19.05

ETF Shares—Net Assets
Applicable to 638,183,953 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	24,155,336
Net Asset Value Per Share—ETF Shares	$37.85

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate value of these securities was $20,042,000.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.8%, respectively, of net assets.
3 Includes $302,416,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $13,346,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $3,898,000 have been segregated as collateral for open forward currency contracts.
7 The total value of securities on loan is $284,092,000.
8 Cash of $500,000 has been segregated as collateral for open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends1	1,308,185
Interest2	173
Securities Lending	22,672
Total Income	1,331,030
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,512
Management and Administrative—Investor Shares	1,988
Management and Administrative—Admiral Shares	2,865
Management and Administrative—Institutional Shares	2,481
Management and Administrative—Institutional Plus Shares	1,449
Management and Administrative—ETF Shares	10,330
Marketing and Distribution—Investor Shares	106
Marketing and Distribution—Admiral Shares	651
Marketing and Distribution—Institutional Shares	657
Marketing and Distribution—Institutional Plus Shares	359
Marketing and Distribution—ETF Shares	5,040
Custodian Fees	4,771
Auditing Fees	53
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—Admiral Shares	30
Shareholders’ Reports—Institutional Shares	11
Shareholders’ Reports—Institutional Plus Shares	3
Shareholders’ Reports—ETF Shares	392
Trustees’ Fees and Expenses	23
Total Expenses	33,740
Net Investment Income	1,297,290
Realized Net Gain (Loss)
Investment Securities Sold	171,227
Futures Contracts	6,741
Foreign Currencies and Forward Currency Contracts	(26,432)
Realized Net Gain (Loss)	151,536
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,251,509)
Futures Contracts	1,910
Foreign Currencies and Forward Currency Contracts	(9,998)
Change in Unrealized Appreciation (Depreciation)	(4,259,597)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,810,771)

1 Dividends are net of foreign withholding taxes of $59,738,000.
2 Interest income from an affiliated company of the fund was $161,000.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,297,290	483,317
Realized Net Gain (Loss)	151,536	(285,096)
Change in Unrealized Appreciation (Depreciation)	(4,259,597)	3,147,030
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,810,771)	3,345,251
Distributions
Net Investment Income
Investor Shares	(35,479)	—
Admiral Shares	(165,209)	(48,139)
Institutional Shares	(200,275)	(10,060)
Institutional Plus Shares	(139,232)	—
ETF Shares	(771,236)	(421,854)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(1,311,431)	(480,053)
Capital Share Transactions
Investor Shares	1,460,710	96
Admiral Shares	4,563,205	344,713
Institutional Shares	7,942,013	89,173
Institutional Plus Shares	6,469,745	—
ETF Shares	7,338,607	5,527,704
Net Increase (Decrease) from Capital Share Transactions	27,774,280	5,961,686
Total Increase (Decrease)	23,652,078	8,826,884
Net Assets
Beginning of Period	21,562,870	12,735,986
End of Period[1]	45,214,948	21,562,870
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($41,949,000) and ($11,529,000).

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Financial Highlights

Investor Shares
	Year	Dec. 19,
	Ended	2013[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$10.34	$10.00
Investment Operations
Net Investment Income	. 337.008
Net Realized and Unrealized Gain (Loss) on Investments	(.919)	.332
Total from Investment Operations	(.582)	. 340
Distributions
Dividends from Net Investment Income	(.338)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.338)	—
Net Asset Value, End of Period	$9.42	$10.34

Total Return[2]	-5.82%	3.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,331	$0.1
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	3.22%	2.80%[3]
Portfolio Turnover Rate [4]	4%	13%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Developed Markets Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.35	$11.26	$9.79	$11.58	$10.95
Investment Operations
Net Investment Income	.450	.353	.332	.342	.278
Net Realized and Unrealized Gain (Loss)
on Investments	(1.180)	2.085	1.474	(1.794)	.634
Total from Investment Operations	(.730)	2.438	1.806	(1.452)	.912
Distributions
Dividends from Net Investment Income	(.450)	(.348)	(. 336)	(. 338)	(.282)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.450)	(.348)	(. 336)	(. 338)	(.282)
Net Asset Value, End of Period	$12.17	$13.35	$11.26	$9.79	$11.58

Total Return[1]	-5.66%	22.06%	18.56%	-12.51%	8.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,068	$2,060	$1,425	$1,229	$1,476
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.12%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.33%	2.91%	3.40%	3.31%	2.70%
Portfolio Turnover Rate[2]	4%	13%	7%	5%	6%
The fund’s original Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011, and prior periods’ Financial Highlights are for the Investor Share class. The Investor Shares recommenced on December 19, 2013, and are presented separately.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Developed Markets Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.37	$11.27	$9.79	$11.60	$10.96
Investment Operations
Net Investment Income	.452	.356	.336	.347	.289
Net Realized and Unrealized Gain (Loss)
on Investments	(1.190)	2.094	1.483	(1.813)	.644
Total from Investment Operations	(.738)	2.450	1.819	(1.466)	.933
Distributions
Dividends from Net Investment Income	(. 452)	(. 350)	(. 339)	(. 344)	(. 293)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 452)	(. 350)	(. 339)	(. 344)	(. 293)
Net Asset Value, End of Period	$12.18	$13.37	$11.27	$9.79	$11.60

Total Return[1]	-5.72%	22.15%	18.70%	-12.62%	8.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,743	$482	$332	$294	$253
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.35%	2.93%	3.43%	3.35%	2.80%
Portfolio Turnover Rate[2]	4%	13%	7%	5%	6%
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares
April 1, 2014[1] to
For a Share Outstanding Throughout the Period	December 31, 2014
Net Asset Value, Beginning of Period	$20.90
Investment Operations
Net Investment Income	.438
Net Realized and Unrealized Gain (Loss) on Investments	(1.798)
Total from Investment Operations	(1.360)
Distributions
Dividends from Net Investment Income	(.490)
Distributions from Realized Capital Gains	—
Total Distributions	(. 490)
Net Asset Value, End of Period	$19.05

Total Return	-6.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,918
Ratio of Total Expenses to Average Net Assets	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	2.92%[2]
Portfolio Turnover Rate[3]	4%
1 Inception. 2 Annualized. 3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$41.53	$35.02	$30.44	$36.04	$34.06
Investment Operations
Net Investment Income	1.395	1.099	1.035	1.067	.887
Net Realized and Unrealized Gain (Loss)
on Investments	(3.681)	6.494	4.591	(5.609)	1.990
Total from Investment Operations	(2.286)	7.593	5.626	(4.542)	2.877
Distributions
Dividends from Net Investment Income	(1.394)	(1.083)	(1.046)	(1.058)	(.897)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.394)	(1.083)	(1.046)	(1.058)	(.897)
Net Asset Value, End of Period	$37.85	$41.53	$35.02	$30.44	$36.04

Total Return	-5.71%	22.12%	18.60%	-12.57%	8.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,155	$19,021	$10,979	$6,435	$5,414
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.33%	2.91%	3.40%	3.31%	2.76%
Portfolio Turnover Rate[1]	4%	13%	7%	5%	6%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund (formerly known as Vanguard Tax-Managed International Fund) is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating

26

Developed Markets Index Fund

a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

27

Developed Markets Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

28

Developed Markets Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $4,330,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.73% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	69,088	44,784,540	1,353
Temporary Cash Investments	578,661	33,590	—
Futures Contracts—Assets[1]	331	—	—
Futures Contracts—Liabilities[1]	(19)	—	—
Forward Currency Contracts—Assets	—	129	—
Forward Currency Contracts—Liabilities	—	(4,124)	—
Total	648,061	44,814,135	1,353
1 Represents variation margin on the last day of the reporting period.

29

Developed Markets Index Fund

D. At December 31, 2014, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	331	129	460
Liabilities	(19)	(4,124)	(4,143)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2014, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	6,741	—	6,741
Forward Currency Contracts	—	(10,648)	(10,648)
Realized Net Gain (Loss) on Derivatives	6,741	(10,648)	(3,907)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,910	—	1,910
Forward Currency Contracts	—	(3,995)	(3,995)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,910	(3,995)	(2,085)

At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2015	2,115	80,182	3,540
FTSE 100 Index	March 2015	764	77,701	3,654
Topix Index	March 2015	539	63,275	(968)
S&P ASX 200 Index	March 2015	288	31,717	1,319
				7,545

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

30

Developed Markets Index Fund

At December 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America NA	3/25/15	EUR	63,345	USD	79,178	(2,467)
Bank of America NA	3/17/15	JPY	8,482,478	USD	71,394	(528)
UBS AG	3/25/15	GBP	34,879	USD	54,826	(500)
Deutsche Bank AG	3/17/15	JPY	2,950,734	USD	24,919	(267)
BNP Paribas	3/24/15	AUD	22,135	USD	18,111	(150)
Deutsche Bank AG	3/25/15	GBP	9,616	USD	15,013	(35)
UBS AG	3/24/15	AUD	8,744	USD	7,245	(149)
Bank of America NA	3/24/15	AUD	6,268	USD	5,114	(28)
BNP Paribas	3/25/15	GBP	2,995	USD	4,661	4
BNP Paribas	3/17/15	USD	32,708	JPY	3,900,000	125
						(3,995)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2014, the fund realized net foreign currency losses of $15,784,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to overdistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2014, the fund sold passive foreign investment companies with unrealized gains that had been either included in the fund’s current and prior periods’ taxable income, or distributed by the acquired fund prior to merger and included in unrealized appreciation on securities acquired by merger in April 2014 (see Note H). Accordingly, $3,158,000 has been reclassified from accumulated net realized losses to overdistributed net investment income, and $3,653,000 has been reclassified from overdistributed net investment income to paid-in capital. Passive foreign investment

31

Developed Markets Index Fund

companies held at December 31, 2014, had unrealized appreciation of $58,715,000, of which $8,738,000 has been distributed and is reflected in the balance of overdistributed net investment income, and $49,977,000 represents the unrealized appreciation at merger date on lots acquired by merger in April 2014 and still held at December 31, 2014.

For tax purposes, at December 31, 2014, the fund had $11,619,000 of ordinary income available for distribution. The fund has deferred $26,312,000 of late year ordinary losses, which will reduce taxable income in 2015.

The fund acquired realized losses of $1,172,572,000 to offset future net capital gains in connection with the acquisition in April 2014 (see Note H); these losses have been reclassified from paid-in capital to accumulated net realized losses. The fund used capital loss carryforwards of $7,418,000 to offset taxable capital gains realized during the year ended December 31, 2014. At December 31, 2014, the fund had available capital losses totaling $1,954,319,000 to offset future net capital gains. Of this amount, $1,602,178,000 is subject to expiration dates; $820,581,000 may be used to offset future net capital gains through December 31, 2015, $408,342,000 through December 31, 2016, and $373,255,000 through December 31, 2017. Capital losses of $352,141,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $42,800,082,000. Net unrealized appreciation of investment securities for tax purposes was $2,667,150,000, consisting of unrealized gains of $6,096,634,000 on securities that had risen in value since their purchase and $3,429,484,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $25,777,980,000 of investment securities, including $14,135,384,000 of securities acquired in connection with the acquisition of Vanguard Developed Markets Index Fund (see Note H), and sold $1,677,170,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,343,244,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares[1]
Issued	230,538	22,845	96	9
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund[2]	1,677,834	163,039	—	—
Issued in Lieu of Cash Distributions	30,334	2,969	—	—
Redeemed	(477,996)	(47,556)	—	—
Net Increase (Decrease)—Investor Shares	1,460,710	141,297	96	9

32

Developed Markets Index Fund

			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	2,081,872	160,055	414,929	33,436
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund[2]	3,262,803	245,296	—	—
Issued in Lieu of Cash Distributions	139,153	10,618	37,793	3,170
Redeemed	(920,623)	(71,618)	(108,009)	(8,865)
Net Increase (Decrease)—Admiral Shares	4,563,205	344,351	344,713	27,741
Institutional Shares
Issued	2,221,853	171,218	120,193	9,170
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund[2]	7,326,183	550,218	—	—
Issued in Lieu of Cash Distributions	183,800	13,958	7,692	645
Redeemed	(1,789,823)	(135,930)	(38,712)	(3,203)
Net Increase (Decrease) —Institutional Shares	7,942,013	599,464	89,173	6,612
Institutional Plus Shares[3]
Issued	1,913,447	92,578	—	—
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund[2]	5,176,319	248,740	—	—
Issued in Lieu of Cash Distributions	134,325	6,537	—	—
Redeemed	(754,346)	(37,147)	—	—
Net Increase (Decrease) —Institutional Plus Shares	6,469,745	310,708	—	—
ETF Shares
Issued	7,338,607	180,138	5,832,350	152,556
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(304,646)	(8,000)
Net Increase (Decrease)—ETF Shares	7,338,607	180,138	5,527,704	144,556
1 Inception was December 19, 2013, for Investor Shares.
2 Effective April 4, 2014, Vanguard Developed Markets Index Fund merged into Vanguard Tax-Managed International Fund, and the combined fund was renamed Vanguard Developed Markets Index Fund.
3 Inception was April 1, 2014, for Institutional Plus Shares.

33

Developed Markets Index Fund

H. On April 4, 2014, the Vanguard Tax-Managed International Fund acquired all of the net assets of Vanguard Developed Markets Index Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine two funds with similar investment strategies. The acquisition was accomplished by a tax-free exchange of 1,207,293,000 shares of Vanguard Tax-Managed International Fund for the 930,508,000 shares of Vanguard Developed Markets Index Fund outstanding on April 4, 2014. Each class of shares of Vanguard Developed Markets Index Fund was exchanged for the like class of shares of Vanguard Tax-Managed International Fund. Vanguard Developed Markets Index Fund’s net assets of $17,443,139,000, including $3,320,421,000 of unrealized appreciation, were combined with Vanguard Tax-Managed International Fund’s net assets of $24,394,239,000, resulting in combined net assets of $41,837,378,000 on April 4, 2014. Immediately following the merger, Vanguard Tax-Managed International Fund was renamed Vanguard Developed Markets Index Fund.

Assuming that the acquisition had been completed on January 1, 2014, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the year ended December 31, 2014, would be:

($000)
Net Investment Income	1,538,513
Realized Net Gain (Loss)	300,318
Change in Unrealized Appreciation (Depreciation)	(4,519,244)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,680,413)

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of the former Vanguard Developed Markets Index Fund that have been included in the fund’s statement of operations since April 4, 2014.

I. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Developed Markets Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Developed Markets Index Fund (constituting a separate portfolio of Vanguard Tax-Managed Funds, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2015

Special 2014 tax information (unaudited) for Vanguard Developed Markets Index Fund

This information for the fiscal year ended December 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,023,833,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $1,168,436,000 and foreign taxes paid of $56,214,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2015 to determine the calendar-year amounts to be included on their 2014 tax returns.

35

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE Developed Markets ETF Shares
Periods Ended December 31, 2014

			Since
	One	Five	Inception
	Year	Years	(7/20/2007)
Returns Before Taxes	5.71%	5.31%	-0.59%
Returns After Taxes on Distributions	6.53	4.82	-1.00
Returns After Taxes on Distributions and Sale of Fund Shares	-2.60	4.34	-0.23

36

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

37

Six Months Ended December 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	6/30/2014	12/31/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$900.15	$0.96
Admiral Shares	1,000.00	900.61	0.43
Institutional Shares	1,000.00	900.75	0.34
Institutional Plus Shares	1,000.00	901.01	0.29
FTSE Developed Markets ETF Shares	1,000.00	900.62	0.43
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.85	0.36
Institutional Plus Shares	1,000.00	1,024.90	0.31
FTSE Developed Markets ETF Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for FTSE Developed Markets ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

38

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

39

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Developed ex North America Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex North America Index thereafter. Benchmark returns are adjusted for withholding taxes.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board	Founder
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
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All comparative mutual fund data are from Lipper, a	or representation either as to the results to be obtained
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otherwise noted.	purpose to which it is being put by Vanguard.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
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find out more about this public service, call the SEC at
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available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1270 022015

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, and André F. Perold.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2014: $148,000
Fiscal Year Ended December 31, 2013: $147,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2014: $6,605,127
Fiscal Year Ended December 31, 2013: $5,714,113

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2014: $2,176,479
Fiscal Year Ended December 31, 2013: $1,552,950

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2014: $316,869
Fiscal Year Ended December 31, 2013: $110,000

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2014: $198,163
Fiscal Year Ended December 31, 2013: $132,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2014: $515,032
Fiscal Year Ended December 31, 2013: $242,000

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)[1]
Australia (7.1%)
Commonwealth Bank of Australia	5,357,647	372,246
Westpac Banking Corp.	10,256,131	275,849
BHP Billiton Ltd.	10,687,029	252,672
Australia & New Zealand Banking Group Ltd.	9,176,828	238,783
National Australia Bank Ltd.	7,873,753	214,721
Wesfarmers Ltd.	3,725,462	126,136
CSL Ltd.	1,705,439	119,801
Woolworths Ltd.	4,083,496	101,474
Woodside Petroleum Ltd.	2,382,163	73,674
Telstra Corp. Ltd.	14,341,667	69,627
Rio Tinto Ltd.	1,450,460	67,999
Suncorp Group Ltd.	4,282,530	48,923
* Scentre Group	17,191,062	48,706
* Westfield Corp.	6,415,309	47,027
Macquarie Group Ltd.	971,492	45,813
Brambles Ltd.	5,168,015	44,519
Amcor Ltd.	4,006,810	44,085
AMP Ltd.	9,721,531	43,298
Transurban Group	5,974,987	41,638
QBE Insurance Group Ltd.	4,460,927	40,507
Insurance Australia Group Ltd.	7,654,497	38,866
Origin Energy Ltd.	3,618,506	34,237
Goodman Group	5,706,204	26,356
Stockland	7,666,071	25,619
Aurizon Holdings Ltd.	6,809,632	25,484
Oil Search Ltd.	3,835,021	24,593
* AGL Energy Ltd.	2,191,962	23,908
Lend Lease Group	1,792,739	23,877
* Newcrest Mining Ltd.	2,537,248	22,325
APA Group	3,599,996	21,763
Santos Ltd.	3,159,598	21,106
GPT Group	5,858,588	20,734
Ramsay Health Care Ltd.	430,915	19,977
Sonic Healthcare Ltd.	1,324,191	19,922
ASX Ltd.	648,210	19,339
Orica Ltd.	1,208,032	18,512
Mirvac Group	12,223,153	17,682
Dexus Property Group	3,026,935	17,135
Asciano Ltd.	3,255,661	15,944
Computershare Ltd.	1,637,151	15,661
Seek Ltd.	1,117,246	15,579
James Hardie Industries plc	1,457,789	15,562
Bendigo & Adelaide Bank Ltd.	1,452,295	15,101
Incitec Pivot Ltd.	5,449,353	14,096
Coca-Cola Amatil Ltd.	1,803,934	13,620
Sydney Airport	3,494,170	13,377
Tatts Group Ltd.	4,719,449	13,274
Crown Resorts Ltd.	1,264,926	13,009
Novion Property Group	7,440,612	12,789
Caltex Australia Ltd.	457,064	12,682
* Medibank Pvt Ltd.	6,233,356	12,264
Cochlear Ltd.	192,610	12,151
* Alumina Ltd.	8,258,425	11,931
^ Fortescue Metals Group Ltd.	5,342,155	11,730
Federation Centres	4,844,458	11,279
Bank of Queensland Ltd.	1,137,381	11,205
Aristocrat Leisure Ltd.	2,094,037	11,121
Boral Ltd.	2,580,525	11,074
Toll Holdings Ltd.	2,286,832	10,893
Challenger Ltd.	1,909,682	10,088
Ansell Ltd.	518,463	9,486

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	BlueScope Steel Ltd.	1,873,515	8,480
	Echo Entertainment Group Ltd.	2,697,587	8,280
	Treasury Wine Estates Ltd.	2,112,278	8,153
	Tabcorp Holdings Ltd.	2,396,291	8,089
*	Healthscope Ltd.	3,512,766	7,761
	Iluka Resources Ltd.	1,561,810	7,501
	IOOF Holdings Ltd.	984,998	7,101
*	Qantas Airways Ltd.	3,642,512	7,075
	Metcash Ltd.	4,282,878	6,455
	REA Group Ltd.	172,889	6,339
	WorleyParsons Ltd.	769,989	6,307
	Orora Ltd.	3,959,893	6,256
	Leighton Holdings Ltd.	331,287	6,032
	Recall Holdings Ltd.	1,019,433	5,955
	AusNet Services	5,464,718	5,904
	DuluxGroup Ltd.	1,217,734	5,731
	Sims Metal Management Ltd.	563,840	5,507
	Downer EDI Ltd.	1,423,750	5,441
	Perpetual Ltd.	145,120	5,424
	ALS Ltd.	1,249,718	5,414
	CSR Ltd.	1,675,441	5,293
	TPG Telecom Ltd.	935,492	5,117
	Flight Centre Travel Group Ltd.	190,003	5,030
	Harvey Norman Holdings Ltd.	1,720,566	4,696
	Platinum Asset Management Ltd.	712,695	4,187
	Adelaide Brighton Ltd.	1,410,029	4,086
	Fairfax Media Ltd.	5,378,525	3,815
	Macquarie Atlas Roads Group	1,300,898	3,379
	Shopping Centres Australasia Property Group	2,039,929	3,072
	Goodman Fielder Ltd.	5,588,635	2,914
	OZ Minerals Ltd.	963,556	2,703
	GWA Group Ltd.	972,809	2,347
	Seven West Media Ltd.	2,062,292	2,260
	Nufarm Ltd.	558,011	2,146
*,^	Whitehaven Coal Ltd.	1,849,428	2,096
	New Hope Corp. Ltd.	789,999	1,578
	Arrium Ltd.	8,541,863	1,478
*	Ten Network Holdings Ltd.	5,893,587	1,079
			3,223,330
Austria (0.2%)
	Erste Group Bank AG	976,206	22,705
	Voestalpine AG	372,131	14,704
	ANDRITZ AG	242,779	13,347
	OMV AG	480,830	12,768
*	IMMOFINANZ AG	3,194,965	8,047
	Raiffeisen Bank International AG	391,536	5,983
	Vienna Insurance Group AG Wiener Versicherung Gruppe	127,418	5,695
^	Verbund AG	217,788	4,033
	Telekom Austria AG	263,575	1,753
	Strabag SE	52,479	1,153
			90,188
Belgium (1.2%)
	Anheuser-Busch InBev NV	2,656,505	298,968
*	KBC Groep NV	916,583	51,155
	UCB SA	405,427	30,828
	Solvay SA Class A	187,769	25,408
	Ageas	705,333	25,078
	Delhaize Group SA	336,495	24,505
	Groupe Bruxelles Lambert SA	257,461	21,967
	Belgacom SA	467,654	16,968
	Umicore SA	340,361	13,696
	RTL Group SA	128,456	12,249
	Colruyt SA	221,200	10,284

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Telenet Group Holding NV	163,521	9,176
		540,282
Denmark (1.5%)
Novo Nordisk A/S Class B	6,485,654	274,342
Danske Bank A/S	2,618,543	70,795
AP Moeller - Maersk A/S Class B	22,405	44,562
Novozymes A/S	768,541	32,351
Pandora A/S	394,319	31,962
AP Moeller - Maersk A/S Class A	14,948	28,605
Coloplast A/S Class B	339,314	28,395
Carlsberg A/S Class B	352,275	27,055
* Vestas Wind Systems A/S	738,804	26,831
TDC A/S	2,673,943	20,394
DSV A/S	578,292	17,608
Chr Hansen Holding A/S	294,812	13,061
* ISS A/S	417,127	11,973
* Jyske Bank A/S	236,450	11,952
Tryg A/S	78,827	8,808
* William Demant Holding A/S	80,842	6,129
H Lundbeck A/S	188,946	3,750
Rockwool International A/S Class B	20,338	2,286
		660,859
Finland (0.8%)
Nokia Oyj	12,481,717	98,716
Sampo Oyj Class A	1,566,892	73,353
Kone Oyj Class B	1,263,599	57,529
Fortum Oyj	1,480,937	32,154
UPM-Kymmene Oyj	1,768,807	28,988
Wartsila OYJ Abp	518,770	23,219
Stora Enso Oyj	1,912,195	17,097
Metso Oyj	447,044	13,384
^ Nokian Renkaat Oyj	445,050	10,856
Neste Oil Oyj	428,066	10,427
Orion Oyj Class B	329,395	10,244
Kesko Oyj Class B	225,474	8,200
		384,167
France (8.5%)
Sanofi	3,811,066	347,458
Total SA	6,765,778	346,625
BNP Paribas SA	3,250,702	191,903
AXA SA	6,317,495	145,575
Air Liquide SA	1,139,970	141,060
Schneider Electric SE	1,839,886	133,998
L'Oreal SA	791,184	132,422
^ LVMH Moet Hennessy Louis Vuitton SA	833,506	132,029
Danone SA	1,853,839	121,201
GDF Suez	4,735,168	110,420
Vivendi SA	4,229,910	105,285
Orange SA	5,994,390	101,945
Societe Generale SA	2,404,791	100,641
Airbus Group NV	1,844,059	91,167
Vinci SA	1,523,300	83,176
Essilor International SA	654,883	73,032
Pernod Ricard SA	653,685	72,649
Cie de Saint-Gobain	1,521,475	64,451
Carrefour SA	1,966,890	59,855
Cie Generale des Etablissements Michelin	622,366	56,179
Safran SA	874,138	53,930
Kering	244,953	47,073
Legrand SA	882,681	46,304
Publicis Groupe SA	643,553	46,153
Renault SA	621,532	45,270
Credit Agricole SA	3,420,634	44,155

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Lafarge SA	606,475	42,575
	SES SA	988,828	35,479
	Cap Gemini SA	488,620	34,945
*	Alcatel-Lucent	9,221,888	32,989
	Valeo SA	257,797	32,078
	Christian Dior SA	171,824	29,406
	Sodexo SA	300,015	29,367
^	Hermes International	82,298	29,305
	Accor SA	576,864	25,931
	Dassault Systemes	422,459	25,762
	Veolia Environnement SA	1,438,766	25,485
	Electricite de France SA	893,763	24,604
*	Alstom SA	718,458	23,172
	Bouygues SA	624,307	22,543
	Zodiac Aerospace	640,203	21,554
	Technip SA	356,862	21,257
	AtoS	259,001	20,579
	Natixis SA	3,103,073	20,476
	Groupe Eurotunnel SA	1,533,934	19,803
	Suez Environnement Co.	1,073,905	18,711
	Edenred	673,342	18,622
	Iliad SA	77,139	18,547
	Thales SA	338,524	18,317
	Rexel SA	996,717	17,857
	Casino Guichard Perrachon SA	191,411	17,603
	Eutelsat Communications SA	543,725	17,584
*	Numericable-SFR	339,465	16,860
	Bureau Veritas SA	728,006	16,130
	STMicroelectronics NV	2,106,221	15,716
*	Peugeot SA	1,245,713	15,263
	Arkema SA	227,292	15,032
	SCOR SE	471,847	14,297
	Gecina SA	112,886	14,092
	Klepierre	323,907	13,908
	Societe BIC SA	90,710	12,030
	Aeroports de Paris	96,335	11,649
	Wendel SA	103,444	11,590
	Vallourec SA	389,944	10,568
	Fonciere Des Regions	112,456	10,394
	Lagardere SCA	380,188	9,901
	CNP Assurances	548,476	9,724
	ICADE	117,009	9,362
	Eurazeo SA	131,092	9,181
^	Bollore SA	1,804,900	8,220
	Imerys SA	110,167	8,105
	JCDecaux SA	223,815	7,706
	Eiffage SA	133,237	6,755
	SEB SA	86,566	6,431
	Ipsen SA	111,967	5,796
	Societe Television Francaise 1	346,184	5,322
	Remy Cointreau SA	77,634	5,180
	BioMerieux	47,123	4,886
*,^	Air France-KLM	491,010	4,705
	Euler Hermes Group	43,607	4,516
			3,821,826
Germany (8.3%)
	Bayer AG	2,753,401	375,313
	Siemens AG	2,639,376	296,149
	Daimler AG	3,180,099	264,121
	BASF SE	3,073,125	257,777
	Allianz SE	1,516,857	251,232
	SAP SE	2,987,645	208,623
	Deutsche Telekom AG	10,374,734	166,000
	Deutsche Bank AG	4,597,102	137,658

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Bayerische Motoren Werke AG	1,081,784	116,745
Volkswagen AG Preference Shares	511,218	113,621
Linde AG	615,628	113,401
E.ON SE	6,170,585	105,466
Deutsche Post AG	3,164,669	102,731
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	507,216	101,006
Continental AG	359,515	75,830
Fresenius SE & Co. KGaA	1,304,635	67,833
Henkel AG & Co. KGaA Preference Shares	577,736	62,233
Fresenius Medical Care AG & Co. KGaA	701,375	52,349
RWE AG	1,609,697	49,683
adidas AG	696,092	48,341
Deutsche Boerse AG	611,761	43,473
Porsche Automobil Holding SE Preference Shares	509,292	41,188
* Commerzbank AG	3,138,338	41,164
Merck KGaA	429,771	40,445
Infineon Technologies AG	3,767,991	39,872
Henkel AG & Co. KGaA	388,778	37,660
* ThyssenKrupp AG	1,412,590	35,984
HeidelbergCement AG	467,358	32,986
ProSiebenSat.1 Media AG	709,519	29,646
Brenntag AG	515,134	28,801
Beiersdorf AG	332,101	26,965
GEA Group AG	589,055	25,899
Symrise AG	404,422	24,365
Deutsche Wohnen AG	949,275	22,393
Volkswagen AG	99,110	21,488
HUGO BOSS AG	154,953	18,956
* QIAGEN NV	780,841	18,188
Hannover Rueck SE	200,616	18,098
United Internet AG	392,126	17,663
K&S AG	637,081	17,580
Wirecard AG	381,274	16,625
MTU Aero Engines AG	168,044	14,604
LANXESS AG	303,875	14,073
* METRO AG	441,405	13,493
MAN SE	117,121	13,044
Deutsche Lufthansa AG	771,309	12,781
* OSRAM Licht AG	282,968	11,109
* TUI AG	666,333	10,707
TUI AG	619,859	10,278
* Kabel Deutschland Holding AG	70,590	9,566
Telefonica Deutschland Holding AG	1,777,177	9,419
Fuchs Petrolub SE Preference Shares	233,355	9,294
Axel Springer SE	137,919	8,319
Evonik Industries AG	232,934	7,606
Fraport AG Frankfurt Airport Services Worldwide	124,031	7,157
Bilfinger SE	109,881	6,142
HOCHTIEF AG	86,129	6,076
Fielmann AG	82,651	5,645
Wacker Chemie AG	48,499	5,320
Celesio AG	153,334	4,942
Software AG	181,097	4,401
^ Suedzucker AG	300,836	4,325
FUCHS PETROLUB SE	111,720	4,239
Talanx AG	123,416	3,760
Puma SE	8,709	1,808
		3,763,659
Greece (0.1%)
* Hellenic Telecommunications Organization SA	810,088	8,858
OPAP SA	698,761	7,488
* Piraeus Bank SA	6,753,590	7,349
* National Bank of Greece SA	4,150,029	7,284
* Alpha Bank AE	12,712,803	7,141

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	National Bank of Greece SA ADR	924,821	1,656
			39,776
Hong Kong (3.5%)
	AIA Group Ltd.	40,118,009	221,270
	Hong Kong Exchanges and Clearing Ltd.	3,838,197	84,735
	Sun Hung Kai Properties Ltd.	5,142,007	77,904
	Hutchison Whampoa Ltd.	6,672,942	76,282
	Cheung Kong Holdings Ltd.	4,392,279	73,557
	Jardine Matheson Holdings Ltd.	791,965	48,123
	Link REIT	7,581,937	47,279
	Hong Kong & China Gas Co. Ltd.	20,689,015	47,137
	CLP Holdings Ltd.	5,140,352	44,512
	Power Assets Holdings Ltd.	4,427,782	42,808
	Hang Seng Bank Ltd.	2,570,034	42,715
	BOC Hong Kong Holdings Ltd.	11,999,135	39,983
	Sands China Ltd.	8,026,810	39,076
	Galaxy Entertainment Group Ltd.	6,945,901	38,596
	Wharf Holdings Ltd.	5,026,988	36,089
	Want Want China Holdings Ltd.	22,032,000	28,957
	Swire Pacific Ltd. Class A	2,111,686	27,411
	Hongkong Land Holdings Ltd.	3,922,000	26,425
	Henderson Land Development Co. Ltd.	3,793,398	26,365
	Jardine Strategic Holdings Ltd.	752,761	25,599
	Hang Lung Properties Ltd.	7,547,415	21,055
	New World Development Co. Ltd.	16,614,636	19,074
	MTR Corp. Ltd.	4,654,108	19,041
	China Mengniu Dairy Co. Ltd.	4,573,409	18,832
	Bank of East Asia Ltd.	4,509,829	18,112
	Li & Fung Ltd.	19,268,934	17,972
	Sino Land Co. Ltd.	9,954,168	15,979
	Tingyi Cayman Islands Holding Corp.	6,426,541	14,605
	Techtronic Industries Co. Ltd.	4,188,000	13,435
	Wheelock & Co. Ltd.	2,772,132	12,871
	Samsonite International SA	4,269,900	12,654
	Hang Lung Group Ltd.	2,786,000	12,633
	AAC Technologies Holdings Inc.	2,362,828	12,566
	Cheung Kong Infrastructure Holdings Ltd.	1,653,698	12,161
	Swire Properties Ltd.	3,859,814	11,357
	Yue Yuen Industrial Holdings Ltd.	2,751,592	9,894
	Hysan Development Co. Ltd.	2,181,359	9,681
	SJM Holdings Ltd.	6,099,240	9,642
	Wynn Macau Ltd.	3,451,536	9,629
^	Prada SPA	1,702,800	9,616
	PCCW Ltd.	13,013,497	8,861
	NWS Holdings Ltd.	4,474,818	8,208
	Esprit Holdings Ltd.	6,592,856	7,865
	Kerry Properties Ltd.	2,109,729	7,611
^	Sun Art Retail Group Ltd.	7,623,652	7,557
	First Pacific Co. Ltd.	7,642,697	7,547
	VTech Holdings Ltd.	523,800	7,508
	ASM Pacific Technology Ltd.	779,637	7,423
	Cathay Pacific Airways Ltd.	3,354,517	7,314
*	Semiconductor Manufacturing International Corp.	77,192,000	7,046
	Hopewell Holdings Ltd.	1,785,101	6,498
	Shangri-La Asia Ltd.	4,705,254	6,448
	MGM China Holdings Ltd.	2,534,051	6,398
^	Melco International Development Ltd.	2,724,000	5,963
*,2	WH Group Ltd.	10,295,831	5,871
	Television Broadcasts Ltd.	948,200	5,518
	Huabao International Holdings Ltd.	6,252,000	5,095
	New World China Land Ltd.	8,466,000	5,006
	Chow Tai Fook Jewellery Group Ltd.	3,608,800	4,833
*	Alibaba Health Information Technology Ltd.	7,166,000	4,673
	Johnson Electric Holdings Ltd.	1,175,125	4,307

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Uni-President China Holdings Ltd.	4,245,200	3,908
	Orient Overseas International Ltd.	656,731	3,824
*	Global Brands Group Holding Ltd.	18,896,934	3,690
*	United Co. RUSAL plc	5,481,000	3,679
	Cafe de Coral Holdings Ltd.	1,040,000	3,598
	L'Occitane International SA	1,415,750	3,567
	Champion REIT	7,430,400	3,449
*	FIH Mobile Ltd.	7,328,001	3,286
	Lifestyle International Holdings Ltd.	1,493,500	3,143
	Xinyi Glass Holdings Ltd.	6,032,000	3,030
	China Travel International Investment Hong Kong Ltd.	8,588,800	2,967
	Dah Sing Financial Holdings Ltd.	479,120	2,783
	Kerry Logistics Network Ltd.	1,745,114	2,757
	Shun Tak Holdings Ltd.	5,810,000	2,678
	Shui On Land Ltd.	11,091,500	2,608
	Great Eagle Holdings Ltd.	803,400	2,607
^	Shougang Fushan Resources Group Ltd.	11,516,000	2,502
*,^	Brightoil Petroleum Holdings Ltd.	9,495,000	2,379
^	SA Sa International Holdings Ltd.	3,154,301	2,200
	Towngas China Co. Ltd.	2,167,150	2,191
^	Xinyi Solar Holdings Ltd.	7,152,000	1,949
*,^	Macau Legend Development Ltd.	5,121,034	1,909
	Dah Sing Banking Group Ltd.	1,159,685	1,854
	Texwinca Holdings Ltd.	1,980,000	1,710
	Hutchison Telecommunications Hong Kong Holdings Ltd.	3,982,000	1,684
	Hopewell Highway Infrastructure Ltd.	3,020,405	1,513
	Kowloon Development Co. Ltd.	1,108,000	1,293
	Parkson Retail Group Ltd.	4,436,500	1,102
*,^	China Rongsheng Heavy Industries Group Holdings Ltd.	11,435,500	1,014
*	Sun Hung Kai Properties Ltd. Warrants Exp. 04/08/2016	371,917	940
^	Hutchison Harbour Ring Ltd.	8,226,000	715
			1,589,711
Ireland (0.3%)
*	Bank of Ireland	91,623,316	34,386
	Kerry Group plc Class A	484,904	33,500
*	Ryanair Holdings plc ADR	308,510	21,988
	Smurfit Kappa Group plc	763,508	17,170
*	Ryanair Holdings plc	720,715	8,550
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			115,594
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	3,158,188	181,043
	Bank Hapoalim BM	3,325,000	15,635
*	Bank Leumi Le-Israel BM	4,185,508	14,298
	Bezeq The Israeli Telecommunication Corp. Ltd.	6,525,023	11,574
	Israel Chemicals Ltd.	1,505,008	10,829
	NICE-Systems Ltd.	176,691	8,936
*	Israel Discount Bank Ltd. Class A	3,496,829	5,583
	Elbit Systems Ltd.	78,391	4,778
*	Mizrahi Tefahot Bank Ltd.	377,750	3,953
	Azrieli Group	119,340	3,927
	Delek Group Ltd.	15,344	3,849
	Frutarom Industries Ltd.	118,539	3,658
*	Israel Corp. Ltd.	7,575	3,585
	Gazit-Globe Ltd.	286,671	3,390
	Osem Investments Ltd.	127,339	2,259
	Paz Oil Co. Ltd.	15,633	2,022
*	EZchip Semiconductor Ltd.	96,378	1,848
	Harel Insurance Investments & Financial Services Ltd.	351,894	1,591
*	Strauss Group Ltd.	104,384	1,570
*	Partner Communications Co. Ltd.	287,476	1,488
*	Cellcom Israel Ltd. (Registered)	164,637	1,427
	Shikun & Binui Ltd.	634,002	1,336
	Ormat Industries	173,502	1,189

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Melisron Ltd.	40,988	1,132
*	Delek Energy Systems Ltd.	2,356	1,065
*	Clal Insurance Enterprises Holdings Ltd.	63,535	905
*	Oil Refineries Ltd.	3,352,445	888
	First International Bank Of Israel Ltd.	63,811	816
	Delek Automotive Systems Ltd.	90,675	806
	Migdal Insurance & Financial Holding Ltd.	658,796	784
	Shufersal Ltd.	199,114	424
			296,588
Italy (2.1%)
	Eni SPA	8,200,674	143,647
	Intesa Sanpaolo SPA (Registered)	39,239,622	113,831
	UniCredit SPA	16,074,157	102,965
	Enel SPA	21,607,152	96,314
	Assicurazioni Generali SPA	4,195,345	86,143
*	Telecom Italia SPA (Registered)	34,723,089	37,032
	Snam SPA	6,968,887	34,491
*	Fiat Chrysler Automobiles NV	2,760,703	32,079
	Luxottica Group SPA	584,218	32,026
	Atlantia SPA	1,321,570	30,716
	CNH Industrial NV	3,051,091	24,699
	Tenaris SA	1,569,135	23,711
	Terna Rete Elettrica Nazionale SPA	4,767,984	21,657
	Unione di Banche Italiane SCpA	2,879,454	20,595
	Telecom Italia SPA (Bearer)	20,417,463	17,070
	Pirelli & C. SPA	1,108,106	14,945
	Mediobanca SPA	1,824,079	14,822
	Banco Popolare SC	1,198,995	14,426
	EXOR SPA	325,007	13,336
	Prysmian SPA	682,185	12,432
*	Finmeccanica SPA	1,272,929	11,832
	Enel Green Power SPA	5,220,825	10,938
*	Mediaset SPA	2,235,732	9,199
*	Saipem SPA	830,984	8,711
^	Banca Monte dei Paschi di Siena SPA	14,580,329	8,306
	UnipolSai SPA	2,718,785	7,320
	Davide Campari-Milano SPA	927,942	5,792
	Mediolanum SPA	842,321	5,368
^	GTECH SPA	214,879	4,798
	Salvatore Ferragamo SPA	154,671	3,806
	UnipolSai SPA	1,231,412	3,317
	Buzzi Unicem SPA	240,516	3,044
	Parmalat SPA	1,015,063	2,931
			972,299
Japan (21.4%)
	Toyota Motor Corp.	8,820,648	549,680
	Mitsubishi UFJ Financial Group Inc.	47,116,463	258,869
	SoftBank Corp.	3,136,391	186,688
	Honda Motor Co. Ltd.	5,981,489	175,487
	Sumitomo Mitsui Financial Group Inc.	4,472,013	161,675
	Mizuho Financial Group Inc.	79,695,593	133,594
	KDDI Corp.	2,060,810	129,468
	Hitachi Ltd.	15,445,335	113,998
	Canon Inc.	3,478,644	110,564
	FANUC Corp.	653,751	107,791
	Takeda Pharmaceutical Co. Ltd.	2,575,522	106,621
	Astellas Pharma Inc.	7,353,926	102,382
	Japan Tobacco Inc.	3,508,096	96,553
	East Japan Railway Co.	1,261,974	95,116
	Central Japan Railway Co.	630,922	94,560
	Seven & i Holdings Co. Ltd.	2,594,889	93,342
	Shin-Etsu Chemical Co. Ltd.	1,370,847	89,242
	Mitsubishi Estate Co. Ltd.	4,216,585	88,847
	Mitsubishi Corp.	4,705,395	86,109

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Mitsui Fudosan Co. Ltd.	3,152,715	84,542
Panasonic Corp.	7,081,562	83,410
Mitsubishi Electric Corp.	6,571,924	78,062
Sony Corp.	3,818,380	77,930
Mitsui & Co. Ltd.	5,759,914	77,143
Tokio Marine Holdings Inc.	2,374,783	77,127
Bridgestone Corp.	2,217,211	76,897
Denso Corp.	1,588,878	74,054
Fuji Heavy Industries Ltd.	2,087,772	73,878
Nissan Motor Co. Ltd.	8,447,744	73,679
Murata Manufacturing Co. Ltd.	666,628	72,743
Komatsu Ltd.	3,171,379	70,113
Nippon Steel & Sumitomo Metal Corp.	28,152,576	69,836
Kao Corp.	1,750,796	69,042
Keyence Corp.	153,283	68,302
Nomura Holdings Inc.	11,682,808	66,113
Fast Retailing Co. Ltd.	178,155	64,830
Nippon Telegraph & Telephone Corp.	1,229,733	62,818
Kubota Corp.	4,166,706	60,479
Mitsubishi Heavy Industries Ltd.	10,671,463	58,891
Toshiba Corp.	13,655,301	57,589
Dai-ichi Life Insurance Co. Ltd.	3,757,700	57,041
Daikin Industries Ltd.	886,976	56,877
ITOCHU Corp.	5,257,353	56,123
SMC Corp.	206,902	54,255
ORIX Corp.	4,306,700	54,190
Sumitomo Realty & Development Co. Ltd.	1,458,257	49,682
Nidec Corp.	768,430	49,630
Kyocera Corp.	1,077,110	49,288
Sumitomo Mitsui Trust Holdings Inc.	12,739,076	48,794
NTT DOCOMO Inc.	3,328,684	48,476
Hoya Corp.	1,412,636	47,782
FUJIFILM Holdings Corp.	1,524,173	46,508
Daiwa Securities Group Inc.	5,846,789	45,781
Asahi Group Holdings Ltd.	1,435,746	44,418
Tokyo Electron Ltd.	574,069	43,532
MS&AD Insurance Group Holdings Inc.	1,806,208	42,804
Tokyo Gas Co. Ltd.	7,876,774	42,500
Mazda Motor Corp.	1,769,491	42,495
Suzuki Motor Corp.	1,395,687	41,825
Toray Industries Inc.	5,150,923	41,156
Oriental Land Co. Ltd.	177,147	40,853
Daiwa House Industry Co. Ltd.	2,150,632	40,628
Asahi Kasei Corp.	4,431,069	40,422
Secom Co. Ltd.	689,156	39,595
Otsuka Holdings Co. Ltd.	1,281,849	38,431
Sumitomo Corp.	3,738,145	38,393
JFE Holdings Inc.	1,719,811	38,353
Nintendo Co. Ltd.	356,777	37,232
Kirin Holdings Co. Ltd.	2,954,825	36,716
Rakuten Inc.	2,587,900	35,987
Eisai Co. Ltd.	923,939	35,732
Ajinomoto Co. Inc.	1,882,753	35,051
* Olympus Corp.	994,177	34,826
Inpex Corp.	3,071,600	34,196
Shimano Inc.	262,088	33,946
Marubeni Corp.	5,580,313	33,389
Omron Corp.	737,446	32,990
Daiichi Sankyo Co. Ltd.	2,315,297	32,374
Sompo Japan Nipponkoa Holdings Inc.	1,286,152	32,344
Sumitomo Electric Industries Ltd.	2,557,100	31,936
Resona Holdings Inc.	6,300,822	31,829
Fujitsu Ltd.	5,945,221	31,698
Dentsu Inc.	753,178	31,665

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
JX Holdings Inc.	8,066,507	31,392
Nitto Denko Corp.	553,270	30,914
West Japan Railway Co.	633,026	29,928
Toyota Industries Corp.	567,188	29,069
Daito Trust Construction Co. Ltd.	254,580	28,879
Unicharm Corp.	1,182,078	28,333
* Chubu Electric Power Co. Inc.	2,370,036	27,850
Shionogi & Co. Ltd.	1,072,893	27,719
Terumo Corp.	1,216,364	27,607
Ono Pharmaceutical Co. Ltd.	308,821	27,342
T&D Holdings Inc.	2,197,437	26,343
Tokyu Corp.	4,207,264	26,070
Yamato Holdings Co. Ltd.	1,278,751	25,321
NEC Corp.	8,655,784	25,154
Sekisui House Ltd.	1,893,673	24,917
Aeon Co. Ltd.	2,459,798	24,720
Sumitomo Metal Mining Co. Ltd.	1,653,113	24,656
* Kansai Electric Power Co. Inc.	2,590,559	24,644
Osaka Gas Co. Ltd.	6,568,395	24,533
IHI Corp.	4,809,725	24,359
TDK Corp.	410,707	24,189
Isuzu Motors Ltd.	1,955,856	23,823
Kawasaki Heavy Industries Ltd.	5,193,737	23,619
Aisin Seiki Co. Ltd.	656,359	23,582
Ricoh Co. Ltd.	2,310,176	23,354
Bank of Yokohama Ltd.	4,165,925	22,626
Hankyu Hanshin Holdings Inc.	4,209,636	22,581
Sysmex Corp.	506,460	22,478
Mitsubishi Chemical Holdings Corp.	4,585,815	22,243
NGK Spark Plug Co. Ltd.	727,345	22,101
Nippon Paint Holdings Co. Ltd.	758,000	21,965
MEIJI Holdings Co. Ltd.	235,509	21,426
Japan Exchange Group Inc.	911,853	21,256
* Tokyo Electric Power Co. Inc.	5,193,214	21,122
Sumitomo Chemical Co. Ltd.	5,180,827	20,395
Taisei Corp.	3,527,695	20,009
LIXIL Group Corp.	944,899	19,886
Kintetsu Corp.	5,944,588	19,545
Seiko Epson Corp.	464,200	19,424
Rohm Co. Ltd.	321,936	19,398
Yakult Honsha Co. Ltd.	366,025	19,321
NGK Insulators Ltd.	929,748	19,058
NSK Ltd.	1,604,670	18,946
Makita Corp.	419,853	18,919
Mitsubishi Motors Corp.	2,064,726	18,862
Yamaha Motor Co. Ltd.	937,485	18,757
Dai Nippon Printing Co. Ltd.	2,077,888	18,715
Tohoku Electric Power Co. Inc.	1,594,766	18,557
Odakyu Electric Railway Co. Ltd.	2,083,360	18,455
Shiseido Co. Ltd.	1,313,024	18,414
Chugai Pharmaceutical Co. Ltd.	745,913	18,315
Shizuoka Bank Ltd.	1,934,033	17,685
Toyota Tsusho Corp.	755,443	17,549
Minebea Co. Ltd.	1,186,000	17,515
Sekisui Chemical Co. Ltd.	1,454,600	17,500
Kobe Steel Ltd.	9,912,055	17,073
Konica Minolta Inc.	1,560,113	16,999
Asahi Glass Co. Ltd.	3,436,264	16,728
Electric Power Development Co. Ltd.	494,804	16,720
* Recruit Holdings Co. Ltd.	575,612	16,531
Chiba Bank Ltd.	2,443,190	16,010
Yahoo Japan Corp.	4,449,100	15,945
NTT Data Corp.	420,400	15,662
Nikon Corp.	1,177,033	15,639

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Kikkoman Corp.	635,537	15,576
*	Kyushu Electric Power Co. Inc.	1,554,386	15,567
	Brother Industries Ltd.	850,983	15,426
	Nippon Express Co. Ltd.	3,041,022	15,411
	Nippon Yusen KK	5,427,399	15,330
	Asics Corp.	629,678	15,160
	JGC Corp.	735,666	15,145
	Isetan Mitsukoshi Holdings Ltd.	1,221,362	15,113
	Fukuoka Financial Group Inc.	2,925,986	15,085
	Shimizu Corp.	2,176,359	14,782
	Santen Pharmaceutical Co. Ltd.	273,054	14,700
	Suntory Beverage & Food Ltd.	422,118	14,584
	Keio Corp.	2,022,923	14,552
	Obayashi Corp.	2,251,751	14,515
	Tobu Railway Co. Ltd.	3,389,173	14,493
	NH Foods Ltd.	649,536	14,211
	Mitsubishi Materials Corp.	4,270,091	14,166
	Nitori Holdings Co. Ltd.	262,382	14,097
	Bandai Namco Holdings Inc.	650,107	13,764
	Chugoku Electric Power Co. Inc.	1,047,955	13,701
	Kuraray Co. Ltd.	1,184,584	13,459
	Lawson Inc.	218,532	13,205
	Toppan Printing Co. Ltd.	2,030,365	13,192
	Don Quijote Holdings Co. Ltd.	190,308	13,083
	Nissin Foods Holdings Co. Ltd.	269,163	12,829
	JTEKT Corp.	756,879	12,738
	Koito Manufacturing Co. Ltd.	416,356	12,737
	Taiheiyo Cement Corp.	4,019,623	12,611
	Daicel Corp.	1,075,689	12,565
	TOTO Ltd.	1,074,179	12,496
	Keikyu Corp.	1,674,142	12,387
	Hirose Electric Co. Ltd.	106,717	12,382
	Aozora Bank Ltd.	3,997,871	12,376
	Kansai Paint Co. Ltd.	790,650	12,249
	Kajima Corp.	2,916,891	11,995
	Japan Airlines Co. Ltd.	403,364	11,959
	Hino Motors Ltd.	906,537	11,933
^	Casio Computer Co. Ltd.	779,802	11,929
	Keisei Electric Railway Co. Ltd.	977,312	11,884
	Suruga Bank Ltd.	642,641	11,810
	Tokyu Fudosan Holdings Corp.	1,688,771	11,717
	Joyo Bank Ltd.	2,358,920	11,681
	Iyo Bank Ltd.	1,075,037	11,643
*,^	Sharp Corp.	5,251,910	11,619
	Oji Holdings Corp.	3,198,780	11,445
	Mitsui OSK Lines Ltd.	3,854,445	11,420
	Hamamatsu Photonics KK	239,631	11,407
	Mitsubishi Tanabe Pharma Corp.	771,823	11,314
	Stanley Electric Co. Ltd.	518,532	11,197
	USS Co. Ltd.	725,650	11,149
	JSR Corp.	646,174	11,091
	Nagoya Railroad Co. Ltd.	2,964,000	11,036
	Alps Electric Co. Ltd.	575,900	10,886
	Yaskawa Electric Corp.	850,978	10,870
	Hitachi Metals Ltd.	635,350	10,795
	Amada Co. Ltd.	1,257,843	10,778
	Toyo Suisan Kaisha Ltd.	327,571	10,547
	Bank of Kyoto Ltd.	1,256,114	10,501
	Hachijuni Bank Ltd.	1,623,629	10,430
	Shinsei Bank Ltd.	5,971,028	10,392
	Gunma Bank Ltd.	1,585,958	10,292
	Shimadzu Corp.	1,009,050	10,264
	Tokyo Tatemono Co. Ltd.	1,403,000	10,211
	Nomura Research Institute Ltd.	333,678	10,206

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Credit Saison Co. Ltd.	545,777	10,149
Hokuhoku Financial Group Inc.	5,030,652	10,144
M3 Inc.	603,600	10,099
Sumitomo Heavy Industries Ltd.	1,876,770	10,095
ANA Holdings Inc.	4,003,965	9,900
J Front Retailing Co. Ltd.	852,683	9,876
Hulic Co. Ltd.	986,781	9,865
Citizen Holdings Co. Ltd.	1,270,782	9,778
^ Yamada Denki Co. Ltd.	2,911,020	9,767
Ryohin Keikaku Co. Ltd.	79,200	9,761
^ Seibu Holdings Inc.	476,846	9,722
Trend Micro Inc.	351,555	9,715
Taisho Pharmaceutical Holdings Co. Ltd.	158,618	9,692
Nabtesco Corp.	399,198	9,648
NOK Corp.	377,994	9,621
MISUMI Group Inc.	291,000	9,596
THK Co. Ltd.	399,215	9,594
Tosoh Corp.	1,995,000	9,594
Seven Bank Ltd.	2,238,149	9,395
Hiroshima Bank Ltd.	1,941,302	9,240
Yokogawa Electric Corp.	841,467	9,233
Daihatsu Motor Co. Ltd.	704,304	9,199
Air Water Inc.	570,733	9,040
Keihan Electric Railway Co. Ltd.	1,685,000	9,017
Rinnai Corp.	133,580	8,976
Toho Co. Ltd.	394,800	8,958
Hisamitsu Pharmaceutical Co. Inc.	279,133	8,802
Nisshin Seifun Group Inc.	907,983	8,790
Nissan Chemical Industries Ltd.	480,600	8,716
Kyowa Hakko Kirin Co. Ltd.	924,839	8,709
Sumitomo Rubber Industries Ltd.	582,198	8,655
Mitsui Chemicals Inc.	3,027,133	8,574
TonenGeneral Sekiyu KK	993,576	8,482
Toho Gas Co. Ltd.	1,726,095	8,445
Yamaha Corp.	571,490	8,424
Miraca Holdings Inc.	195,197	8,397
Yamaguchi Financial Group Inc.	815,631	8,382
Teijin Ltd.	3,142,082	8,351
Sony Financial Holdings Inc.	566,329	8,339
Kurita Water Industries Ltd.	399,657	8,334
Calbee Inc.	240,164	8,273
Shimamura Co. Ltd.	95,560	8,247
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,712,060	8,052
Benesse Holdings Inc.	269,750	8,004
Chugoku Bank Ltd.	586,478	7,994
Kawasaki Kisen Kaisha Ltd.	2,991,055	7,991
Fuji Electric Co. Ltd.	1,995,559	7,956
Takashimaya Co. Ltd.	989,838	7,904
Hakuhodo DY Holdings Inc.	825,370	7,899
Sega Sammy Holdings Inc.	617,298	7,898
Alfresa Holdings Corp.	650,688	7,858
Hokuriku Electric Power Co.	614,432	7,847
Marui Group Co. Ltd.	868,096	7,830
Hoshizaki Electric Co. Ltd.	161,800	7,797
FamilyMart Co. Ltd.	205,226	7,730
NTN Corp.	1,713,000	7,565
SBI Holdings Inc.	689,629	7,535
Japan Airport Terminal Co. Ltd.	191,300	7,523
Mitsubishi Gas Chemical Co. Inc.	1,487,798	7,467
MediPal Holdings Corp.	637,294	7,443
Haseko Corp.	918,100	7,384
Hitachi Construction Machinery Co. Ltd.	345,952	7,315
AEON Financial Service Co. Ltd.	370,020	7,308
Toyo Seikan Group Holdings Ltd.	581,881	7,228

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Nippon Kayaku Co. Ltd.	581,000	7,226
Obic Co. Ltd.	221,900	7,201
Suzuken Co. Ltd.	259,724	7,174
Mabuchi Motor Co. Ltd.	177,916	7,062
Nippon Shokubai Co. Ltd.	539,000	7,061
Mitsubishi Logistics Corp.	484,575	7,048
Yokohama Rubber Co. Ltd.	769,000	7,002
Pigeon Corp.	119,200	6,950
Aeon Mall Co. Ltd.	391,055	6,930
Kewpie Corp.	370,600	6,909
Advantest Corp.	556,717	6,900
^ Taiyo Nippon Sanso Corp.	625,000	6,880
Kamigumi Co. Ltd.	765,413	6,818
Nishi-Nippon City Bank Ltd.	2,359,195	6,788
Sawai Pharmaceutical Co. Ltd.	118,100	6,785
Nomura Real Estate Holdings Inc.	393,476	6,733
Tsuruha Holdings Inc.	116,300	6,729
Nippon Shinyaku Co. Ltd.	205,000	6,586
DIC Corp.	2,715,000	6,509
Toyo Tire & Rubber Co. Ltd.	329,700	6,470
Iida Group Holdings Co. Ltd.	530,900	6,467
Nihon Kohden Corp.	130,700	6,440
Nankai Electric Railway Co. Ltd.	1,658,000	6,386
77 Bank Ltd.	1,207,000	6,343
Disco Corp.	79,100	6,327
Kobayashi Pharmaceutical Co. Ltd.	108,100	6,290
Zenkoku Hosho Co. Ltd.	221,600	6,288
^ Kakaku.com Inc.	438,400	6,272
Ebara Corp.	1,529,000	6,265
Dowa Holdings Co. Ltd.	783,000	6,221
Showa Shell Sekiyu KK	630,622	6,212
* Shikoku Electric Power Co. Inc.	506,946	6,149
Hitachi High-Technologies Corp.	212,404	6,102
Nippon Electric Glass Co. Ltd.	1,355,486	6,099
Showa Denko KK	4,913,002	6,048
Sugi Holdings Co. Ltd.	147,600	6,025
Hitachi Chemical Co. Ltd.	339,998	6,007
Sotetsu Holdings Inc.	1,449,000	5,971
Kaneka Corp.	1,113,752	5,968
Yamazaki Baking Co. Ltd.	482,007	5,948
Sankyo Co. Ltd.	172,982	5,934
Zeon Corp.	659,000	5,912
Ezaki Glico Co. Ltd.	167,400	5,852
Konami Corp.	318,459	5,838
Sojitz Corp.	4,106,482	5,735
Ibiden Co. Ltd.	381,112	5,628
Denki Kagaku Kogyo KK	1,502,633	5,504
Idemitsu Kosan Co. Ltd.	330,776	5,462
Tokai Tokyo Financial Holdings Inc.	800,300	5,461
Azbil Corp.	237,000	5,460
GS Yuasa Corp.	1,275,439	5,423
Sohgo Security Services Co. Ltd.	223,000	5,394
Otsuka Corp.	168,378	5,339
NHK Spring Co. Ltd.	608,145	5,292
Topcon Corp.	248,000	5,260
Glory Ltd.	193,700	5,218
Sumitomo Dainippon Pharma Co. Ltd.	535,175	5,183
Ube Industries Ltd.	3,472,176	5,163
Seino Holdings Co. Ltd.	511,000	5,151
Nisshinbo Holdings Inc.	499,000	5,145
Square Enix Holdings Co. Ltd.	245,600	5,064
^ Sanrio Co. Ltd.	204,541	5,054
Nishi-Nippon Railroad Co. Ltd.	1,236,000	5,040
Nippon Paper Industries Co. Ltd.	347,110	4,985

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	COMSYS Holdings Corp.	362,900	4,964
	Park24 Co. Ltd.	337,117	4,963
^	Tsumura & Co.	222,869	4,928
	Japan Aviation Electronics Industry Ltd.	224,000	4,894
	Toyoda Gosei Co. Ltd.	243,112	4,890
*	Hokkaido Electric Power Co. Inc.	607,439	4,863
^	Sumco Corp.	338,296	4,843
	Okasan Securities Group Inc.	635,516	4,779
	Nagase & Co. Ltd.	399,600	4,771
	Chiyoda Corp.	572,364	4,742
	Keiyo Bank Ltd.	849,000	4,738
	Sapporo Holdings Ltd.	1,121,000	4,737
	Tadano Ltd.	383,000	4,731
	Izumi Co. Ltd.	132,800	4,665
	Sundrug Co. Ltd.	112,900	4,615
	Resorttrust Inc.	210,000	4,598
	Maruichi Steel Tube Ltd.	215,852	4,594
	Kaken Pharmaceutical Co. Ltd.	237,000	4,583
	H2O Retailing Corp.	284,600	4,508
	Temp Holdings Co. Ltd.	143,000	4,487
	Daido Steel Co. Ltd.	1,163,580	4,395
	Shiga Bank Ltd.	823,000	4,384
	DMG Mori Seiki Co. Ltd.	352,400	4,364
	Lion Corp.	832,000	4,339
	Oracle Corp. Japan	106,324	4,332
	Ushio Inc.	410,555	4,276
	Nichirei Corp.	944,000	4,272
	Fujikura Ltd.	1,038,000	4,269
	Mitsui Engineering & Shipbuilding Co. Ltd.	2,417,000	4,248
	Mitsui Mining & Smelting Co. Ltd.	1,758,000	4,242
	Taiyo Yuden Co. Ltd.	361,700	4,209
	Dena Co. Ltd.	351,875	4,203
	Wacoal Holdings Corp.	414,000	4,179
	Sumitomo Forestry Co. Ltd.	422,800	4,135
	OKUMA Corp.	520,000	4,091
	House Foods Group Inc.	236,500	4,082
	Japan Steel Works Ltd.	1,151,538	4,074
	Nexon Co. Ltd.	436,763	4,072
	Juroku Bank Ltd.	1,137,000	4,024
	Rohto Pharmaceutical Co. Ltd.	320,300	4,002
	SCREEN Holdings Co. Ltd.	681,000	4,002
	Shimachu Co. Ltd.	164,300	3,982
	Takara Holdings Inc.	612,300	3,971
	Kose Corp.	101,400	3,964
	San-In Godo Bank Ltd.	519,000	3,903
	SKY Perfect JSAT Holdings Inc.	660,800	3,899
	Yamato Kogyo Co. Ltd.	138,589	3,876
*,^	Acom Co. Ltd.	1,267,450	3,869
	Awa Bank Ltd.	720,000	3,850
	Lintec Corp.	173,300	3,831
	Cosmos Pharmaceutical Corp.	28,000	3,826
	Toyobo Co. Ltd.	2,846,000	3,815
	TS Tech Co. Ltd.	163,000	3,812
	Aoyama Trading Co. Ltd.	172,100	3,760
	Century Tokyo Leasing Corp.	150,000	3,737
	Jafco Co. Ltd.	108,900	3,729
^	Kagome Co. Ltd.	242,000	3,680
	Daishi Bank Ltd.	1,093,000	3,628
	Matsumotokiyoshi Holdings Co. Ltd.	126,100	3,616
	Furukawa Electric Co. Ltd.	2,173,514	3,606
	Sumitomo Osaka Cement Co. Ltd.	1,250,000	3,570
*	Japan Display Inc.	1,163,800	3,552
	Shochiku Co. Ltd.	363,000	3,527
	SCSK Corp.	140,600	3,522

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	UNY Group Holdings Co. Ltd.	691,400	3,520
	Musashino Bank Ltd.	105,000	3,490
	Kinden Corp.	345,193	3,487
	ABC-Mart Inc.	71,869	3,478
	NTT Urban Development Corp.	344,800	3,472
	Higo Bank Ltd.	655,000	3,469
	K's Holdings Corp.	131,000	3,443
^	Nipro Corp.	398,200	3,429
	North Pacific Bank Ltd.	887,800	3,427
	KYORIN Holdings Inc.	184,200	3,413
	Tokai Rika Co. Ltd.	161,600	3,392
	Autobacs Seven Co. Ltd.	239,000	3,382
	HIS Co. Ltd.	119,600	3,376
	Kagoshima Bank Ltd.	535,000	3,357
	Senshu Ikeda Holdings Inc.	729,800	3,310
	Kissei Pharmaceutical Co. Ltd.	125,500	3,292
	Start Today Co. Ltd.	157,000	3,262
^	Ito En Ltd.	180,000	3,260
	Hyakugo Bank Ltd.	786,000	3,243
	Hitachi Capital Corp.	146,700	3,229
	Anritsu Corp.	455,168	3,166
	Coca-Cola East Japan Co. Ltd.	205,000	3,130
	Hokkoku Bank Ltd.	964,000	3,091
	Japan Petroleum Exploration Co. Ltd.	97,955	3,077
^	Fukuyama Transporting Co. Ltd.	568,000	3,069
*,^	Aiful Corp.	909,700	3,066
	Toda Corp.	768,000	3,029
	Rengo Co. Ltd.	723,000	2,979
	Nissan Shatai Co. Ltd.	244,667	2,970
	Maeda Road Construction Co. Ltd.	200,000	2,967
	Matsui Securities Co. Ltd.	341,900	2,958
	Cosmo Oil Co. Ltd.	2,072,525	2,945
	Nanto Bank Ltd.	841,000	2,886
	Canon Marketing Japan Inc.	167,900	2,845
	Hyakujushi Bank Ltd.	866,000	2,829
	Coca-Cola West Co. Ltd.	204,691	2,823
	Itochu Techno-Solutions Corp.	79,354	2,800
	Nisshin Steel Co. Ltd.	292,900	2,793
	Toshiba TEC Corp.	403,000	2,762
	Calsonic Kansei Corp.	495,000	2,744
	Hikari Tsushin Inc.	44,900	2,731
*	Nippon Sheet Glass Co. Ltd.	2,868,000	2,695
	Nippo Corp.	163,000	2,650
^	Toyota Boshoku Corp.	196,242	2,605
	Onward Holdings Co. Ltd.	433,000	2,603
	KYB Co. Ltd.	612,000	2,602
	Heiwa Corp.	127,200	2,534
	FP Corp.	78,800	2,526
	Pola Orbis Holdings Inc.	62,000	2,478
	Capcom Co. Ltd.	161,600	2,428
	Asatsu-DK Inc.	100,900	2,427
	Mochida Pharmaceutical Co. Ltd.	42,800	2,317
	Exedy Corp.	94,400	2,273
	Nippon Television Holdings Inc.	150,800	2,213
	Komeri Co. Ltd.	95,000	2,056
*	Orient Corp.	1,213,000	1,987
	Kandenko Co. Ltd.	335,000	1,923
^	Gree Inc.	294,925	1,775
	Hitachi Transport System Ltd.	138,500	1,696
	Fuji Media Holdings Inc.	135,900	1,676
	PanaHome Corp.	236,000	1,502
	Daikyo Inc.	942,000	1,456
	Shinko Electric Industries Co. Ltd.	214,000	1,449
	Tokyo Broadcasting System Holdings Inc.	121,200	1,422

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	NS Solutions Corp.	50,400	1,348
	Toppan Forms Co. Ltd.	133,000	1,335
^	Takata Corp.	108,800	1,312
	TV Asahi Holdings Corp.	69,100	1,088
	Sumitomo Real Estate Sales Co. Ltd.	47,160	1,062
	Mitsubishi Shokuhin Co. Ltd.	46,800	1,019
	Sumitomo Riko Co. Ltd.	117,200	881
*,^	Aplus Financial Co. Ltd.	291,100	323
			9,669,414
Netherlands (2.7%)
	Unilever NV	5,177,524	202,534
*	ING Groep NV	12,848,957	166,005
	ASML Holding NV	1,069,694	115,578
	Koninklijke Philips NV	3,102,726	89,936
	Unibail-Rodamco SE	323,433	82,972
	Akzo Nobel NV	805,741	55,749
	Koninklijke Ahold NV	2,985,678	53,064
	Heineken NV	734,699	52,169
	Reed Elsevier NV	2,074,154	49,532
	Aegon NV	6,307,290	47,406
	ArcelorMittal	3,322,813	36,405
	Koninklijke DSM NV	580,236	35,390
	Koninklijke KPN NV	10,314,658	32,567
	Wolters Kluwer NV	993,391	30,314
*	Altice SA	279,634	22,082
^	Gemalto NV	262,746	21,443
	Heineken Holding NV	325,139	20,354
	Randstad Holding NV	354,990	17,081
	Boskalis Westminster NV	258,639	14,149
	Koninklijke Vopak NV	223,304	11,585
	Corio NV	231,276	11,326
	TNT Express NV	1,563,436	10,423
*	OCI NV	272,928	9,490
*	NN Group NV	251,870	7,519
*	SBM Offshore NV	605,240	7,118
	Fugro NV	259,919	5,399
			1,207,590
New Zealand (0.2%)
	Spark New Zealand Ltd.	6,191,507	15,009
	Fletcher Building Ltd.	2,292,988	14,773
	Auckland International Airport Ltd.	3,025,202	9,954
	Ryman Healthcare Ltd.	1,389,159	9,215
	Fisher & Paykel Healthcare Corp. Ltd.	1,751,420	8,525
	SKY Network Television Ltd.	1,261,567	5,923
	Contact Energy Ltd.	1,192,003	5,920
	SKYCITY Entertainment Group Ltd.	1,849,590	5,588
*,^	Xero Ltd.	279,853	3,486
*	Kiwi Property Group Ltd.	3,242,146	3,136
	Air New Zealand Ltd.	1,592,648	3,059
	Vector Ltd.	786,740	1,710
	Warehouse Group Ltd.	454,655	1,106
			87,404
Norway (0.6%)
	Statoil ASA	3,182,562	56,035
	DNB ASA	3,564,108	52,573
	Telenor ASA	2,307,277	46,673
	Yara International ASA	584,101	26,011
	Norsk Hydro ASA	4,446,945	25,050
	Orkla ASA	2,600,738	17,704
	Schibsted ASA	269,820	17,112
^	Seadrill Ltd.	1,168,188	13,516
	Marine Harvest ASA	953,607	13,093
	Gjensidige Forsikring ASA	597,078	9,743

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Subsea 7 SA	932,472	9,542
*,2	Aker Solutions ASA	485,053	2,698
^	Akastor ASA	484,372	1,396
			291,146
Portugal (0.2%)
	EDP - Energias de Portugal SA	8,410,229	32,612
	Galp Energia SGPS SA	1,290,449	13,105
*	Banco Comercial Portugues SA	124,125,677	9,740
	Jeronimo Martins SGPS SA	818,751	8,204
	EDP Renovaveis SA	658,191	4,283
^	Portugal Telecom SGPS SA	1,809,291	1,887
*	Banco Espirito Santo SA	10,412,510	82
			69,913
Singapore (1.5%)
	DBS Group Holdings Ltd.	5,778,865	89,464
	Oversea-Chinese Banking Corp. Ltd.	10,167,113	79,995
	United Overseas Bank Ltd.	3,950,492	72,903
	Singapore Telecommunications Ltd.	24,359,722	71,503
	Keppel Corp. Ltd.	4,728,198	31,515
	CapitaLand Ltd.	8,405,708	20,900
	Global Logistic Properties Ltd.	10,008,604	18,660
^	Singapore Press Holdings Ltd.	5,372,073	17,053
	Wilmar International Ltd.	6,982,476	17,014
	Genting Singapore plc	20,144,141	16,333
	Singapore Exchange Ltd.	2,770,982	16,291
	City Developments Ltd.	1,974,369	15,232
	Singapore Airlines Ltd.	1,698,788	14,819
	CapitaMall Trust	8,717,457	13,384
	Singapore Technologies Engineering Ltd.	5,221,418	13,365
	ComfortDelGro Corp. Ltd.	6,758,883	13,227
	Noble Group Ltd.	15,032,116	12,824
	Ascendas REIT	6,642,169	11,914
	Suntec REIT	7,970,000	11,790
	Hutchison Port Holdings Trust	16,911,436	11,623
	Jardine Cycle & Carriage Ltd.	330,858	10,600
	Sembcorp Industries Ltd.	2,963,537	9,925
	CapitaCommercial Trust	6,367,408	8,407
	UOL Group Ltd.	1,480,549	7,740
	Golden Agri-Resources Ltd.	21,542,943	7,456
^	Sembcorp Marine Ltd.	2,843,537	6,977
	Singapore Post Ltd.	4,688,000	6,782
	Yangzijiang Shipbuilding Holdings Ltd.	6,799,489	6,162
	Keppel Land Ltd.	2,331,073	6,005
	StarHub Ltd.	1,908,991	5,964
	Venture Corp. Ltd.	804,000	4,765
	SMRT Corp. Ltd.	2,218,000	2,642
	M1 Ltd.	942,000	2,560
^	Olam International Ltd.	1,539,000	2,336
	SIA Engineering Co. Ltd.	712,000	2,262
*,^	Neptune Orient Lines Ltd.	2,904,000	1,836
	Yanlord Land Group Ltd.	2,123,000	1,657
	Frasers Centrepoint Ltd.	1,205,000	1,533
	Wing Tai Holdings Ltd.	1,224,000	1,507
^	COSCO Corp. Singapore Ltd.	3,145,000	1,329
*	Fraser and Neave Ltd.	623,000	1,275
	Indofood Agri Resources Ltd.	1,347,000	733
			670,262
South Korea (4.0%)
	Samsung Electronics Co. Ltd.	272,968	328,174
	Samsung Electronics Co. Ltd. GDR	167,732	100,681
	Hyundai Motor Co.	513,791	78,485
*	SK Hynix Inc.	1,770,282	75,654
	POSCO	246,081	61,986

17

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	NAVER Corp.	90,401	57,896
	Shinhan Financial Group Co. Ltd.	1,202,025	48,316
	Hyundai Mobis Co. Ltd.	225,140	48,168
	Kia Motors Corp.	859,183	40,825
	Samsung Fire & Marine Insurance Co. Ltd.	130,183	33,407
	KB Financial Group Inc.	979,554	32,026
	Korea Electric Power Corp.	760,381	29,300
	Hana Financial Group Inc.	967,254	28,014
	KT&G Corp.	399,653	27,749
*,^	Samsung SDS Co. Ltd.	95,021	25,373
	LG Chem Ltd.	144,575	23,641
	Samsung C&T Corp.	412,888	23,060
*	LG Display Co. Ltd.	746,641	22,645
	Samsung Life Insurance Co. Ltd.	212,736	22,526
	Amorepacific Corp.	10,489	21,176
	LG Electronics Inc.	365,477	19,577
	Samsung SDI Co. Ltd.	184,748	19,316
	LG Household & Health Care Ltd.	30,985	17,586
	LG Corp.	297,894	16,546
	SK Telecom Co. Ltd. ADR	602,482	16,273
	SK Innovation Co. Ltd.	202,089	15,565
	Hyundai Heavy Industries Co. Ltd.	145,390	15,090
	SK C&C Co. Ltd.	73,107	14,159
	Coway Co. Ltd.	184,027	14,032
	Hyundai Glovis Co. Ltd.	52,327	13,847
	SK Telecom Co. Ltd.	53,213	13,015
	SK Holdings Co. Ltd.	86,062	12,774
*,^	Cheil Industries Inc.	88,463	12,716
	E-Mart Co. Ltd.	68,684	12,710
	Korea Zinc Co. Ltd.	34,701	12,684
	Shinhan Financial Group Co. Ltd. ADR	311,008	12,562
	Hyundai Steel Co.	218,966	12,542
	Hankook Tire Co. Ltd.	256,621	12,195
^	Daum Kakao Corp.	106,425	11,910
	Orion Corp.	12,231	11,293
	BS Financial Group Inc.	817,632	10,765
	Industrial Bank of Korea	823,176	10,531
^	Samsung Heavy Industries Co. Ltd.	581,806	10,495
	Kangwon Land Inc.	378,682	10,438
	KB Financial Group Inc. ADR	300,958	9,817
	Samsung Electro-Mechanics Co. Ltd.	196,746	9,728
	Hyundai Engineering & Construction Co. Ltd.	244,364	9,303
	KCC Corp.	19,475	9,182
	Lotte Shopping Co. Ltd.	37,121	9,181
	AMOREPACIFIC Group	9,918	8,970
^	Hotel Shilla Co. Ltd.	106,557	8,838
	NCSoft Corp.	53,461	8,767
	KT Corp.	305,038	8,626
*	Woori Bank	942,081	8,571
	Hyundai Wia Corp.	53,374	8,533
	Dongbu Insurance Co. Ltd.	170,598	8,519
	Samsung Securities Co. Ltd.	197,518	7,942
*,^	Celltrion Inc.	226,111	7,942
	LG Uplus Corp.	702,148	7,321
	Hyundai Development Co-Engineering & Construction	205,331	7,200
	Lotte Chemical Corp.	48,210	6,941
	CJ CheilJedang Corp.	24,433	6,809
	CJ Corp.	47,504	6,726
^	S-Oil Corp.	142,537	6,263
	GS Holdings Corp.	167,699	6,104
	Korea Investment Holdings Co. Ltd.	131,662	5,789
	Hyundai Department Store Co. Ltd.	51,451	5,723
	Daewoo Securities Co. Ltd.	611,055	5,400
	Hanwha Life Insurance Co. Ltd.	712,457	5,383

18

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Daelim Industrial Co. Ltd.	89,065	5,310
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	313,556	5,274
	Hyosung Corp.	79,893	4,958
	Hanwha Corp.	171,945	4,861
^	Halla Visteon Climate Control Corp.	108,584	4,784
	Hyundai Marine & Fire Insurance Co. Ltd.	199,447	4,719
^	OCI Co. Ltd.	64,565	4,569
	Samsung Card Co. Ltd.	112,950	4,541
	S-1 Corp.	69,814	4,504
*	Cheil Worldwide Inc.	283,063	4,436
	Lotte Confectionery Co. Ltd.	2,688	4,355
	Daewoo International Corp.	149,422	4,270
^	Kumho Petrochemical Co. Ltd.	57,970	4,233
	DGB Financial Group Inc.	403,111	4,144
*,^	CJ Korea Express Co. Ltd.	23,434	4,138
	Korea Gas Corp.	90,846	4,085
*	Korean Air Lines Co. Ltd.	93,441	4,008
	SK Networks Co. Ltd.	496,623	4,003
	Yuhan Corp.	25,622	3,937
	Woori Investment & Securities Co. Ltd.	422,854	3,902
*	Doosan Infracore Co. Ltd.	440,392	3,860
	Shinsegae Co. Ltd.	22,605	3,711
*	Mando Corp.	21,804	3,640
*	Daewoo Engineering & Construction Co. Ltd.	661,641	3,515
*	Korea Electric Power Corp. ADR	177,871	3,444
^	Paradise Co. Ltd.	159,854	3,407
	Doosan Heavy Industries & Construction Co. Ltd.	158,857	3,394
*,^	Samsung Engineering Co. Ltd.	98,166	3,360
	KT Corp. ADR	237,080	3,348
*,^	NHN Entertainment Corp.	41,499	3,292
	Mirae Asset Securities Co. Ltd.	82,208	3,197
*,^	GS Engineering & Construction Corp.	136,458	2,857
^	LG Hausys Ltd.	18,958	2,783
	Hanwha Chemical Corp.	256,484	2,723
^	Samsung Techwin Co. Ltd.	125,716	2,706
	LS Corp.	54,039	2,665
	Lotte Chilsung Beverage Co. Ltd.	1,918	2,606
^	NongShim Co. Ltd.	10,614	2,435
	Hyundai Securities Co. Ltd.	377,012	2,357
	Doosan Corp.	23,656	2,222
^	Hyundai Mipo Dockyard Co. Ltd.	32,210	2,023
*,^	Hyundai Merchant Marine Co. Ltd.	219,179	1,964
^	Hite Jinro Co. Ltd.	87,734	1,843
^	KEPCO Engineering & Construction Co. Inc.	38,433	1,794
*,^	Hanjin Shipping Co. Ltd.	326,623	1,777
^	Hyundai Hysco Co. Ltd.	26,112	1,726
^	Samsung Fine Chemicals Co. Ltd.	56,215	1,667
	SKC Co. Ltd.	61,820	1,488
	Hyundai Securities Co. Ltd. Preference Shares	211,557	1,353
^	Halla Holdings Corp.	19,122	1,210
*	Kyongnam Bank	109,552	1,184
*	DGB Financial Group Inc. Rights Exp. 12/26/2014	80,755	84
			1,819,967
Spain (3.2%)
*	Banco Santander SA	42,015,879	352,645
	Banco Bilbao Vizcaya Argentaria SA	20,453,641	193,173
	Telefonica SA	13,241,658	190,118
	Iberdrola SA	17,082,662	115,150
	Inditex SA	3,536,687	100,886
	Repsol SA	3,410,724	63,852
	Amadeus IT Holding SA	1,414,270	56,327
*	CaixaBank SA	6,519,821	34,163
	Red Electrica Corp. SA	360,815	31,806
	Banco de Sabadell SA	11,670,654	30,880

19

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Ferrovial SA	1,371,707	27,116
	Abertis Infraestructuras SA	1,313,793	26,052
*	Banco Popular Espanol SA	5,145,757	25,651
	Gas Natural SDG SA	1,019,084	25,600
*	Bankia SA	15,311,533	22,721
	Grifols SA	552,419	22,044
	Enagas SA	678,533	21,402
	Endesa SA	1,055,333	21,127
*	ACS Actividades de Construccion y Servicios SA	581,258	20,260
	Bankinter SA	2,287,320	18,376
	Distribuidora Internacional de Alimentacion SA	1,971,318	13,358
	Mapfre SA	3,378,529	11,419
*	Mediaset Espana Comunicacion SA	784,215	9,859
	Zardoya Otis SA	570,961	6,332
*	Acerinox SA	416,851	6,289
*	Acciona SA	84,585	5,708
	Corp Financiera Alba SA	56,049	2,740
			1,455,054
Sweden (2.8%)
	Hennes & Mauritz AB Class B	3,159,324	131,254
	Nordea Bank AB	10,574,424	122,407
	Telefonaktiebolaget LM Ericsson Class B	9,920,945	120,124
	Swedbank AB Class A	3,477,016	86,268
	Svenska Handelsbanken AB Class A	1,596,676	74,705
	Skandinaviska Enskilda Banken AB Class A	4,836,514	61,417
	Atlas Copco AB Class A	2,061,377	57,359
	Assa Abloy AB Class B	1,039,159	54,885
	Volvo AB Class B	5,076,472	54,742
	Investor AB Class B	1,504,660	54,706
	TeliaSonera AB	7,203,016	46,311
	Svenska Cellulosa AB SCA Class B	1,928,534	41,577
	Sandvik AB	3,583,227	34,840
	Atlas Copco AB Class B	1,308,672	33,499
	SKF AB	1,381,068	29,093
	Hexagon AB Class B	843,043	26,008
	Skanska AB Class B	1,199,293	25,749
	Investment AB Kinnevik	679,536	22,098
	Electrolux AB Class B	738,468	21,577
	Swedish Match AB	663,951	20,805
	Alfa Laval AB	1,039,016	19,648
	Boliden AB	929,180	14,853
	Getinge AB	606,166	13,804
	Trelleborg AB Class B	805,258	13,556
^	Meda AB Class A	909,898	13,048
	Tele2 AB	1,035,807	12,552
	Securitas AB Class B	1,035,825	12,531
	Industrivarden AB Class A	660,572	12,058
	Elekta AB Class B	1,179,340	12,044
*,^	Lundin Petroleum AB	715,367	10,237
	Industrivarden AB	543,717	9,438
	Husqvarna AB	1,246,901	9,165
	Modern Times Group MTG AB Class B	188,970	5,993
	Holmen AB	161,108	5,474
	Ratos AB	645,201	3,877
	Melker Schorling AB	34,147	1,641
			1,289,343
Switzerland (8.6%)
	Nestle SA	10,619,955	774,205
	Novartis AG	7,756,107	719,328
	Roche Holding AG	2,339,315	633,819
*	UBS Group AG	11,779,433	202,485
	ABB Ltd.	7,627,190	161,377
	Zurich Insurance Group AG	490,713	153,349
	Cie Financiere Richemont SA	1,699,179	150,647

20

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Credit Suisse Group AG	5,330,804	133,916
Syngenta AG	305,535	98,278
Swiss Re AG	1,138,772	95,397
Givaudan SA	30,723	55,113
Holcim Ltd.	756,441	54,074
Swatch Group AG (Bearer)	100,574	44,681
Geberit AG	125,095	42,320
Swisscom AG	76,269	40,021
Adecco SA	551,807	37,931
Actelion Ltd.	321,951	37,063
SGS SA	16,997	34,707
Julius Baer Group Ltd.	719,886	32,869
Sonova Holding AG	174,254	25,600
Swiss Life Holding AG	106,549	25,183
Kuehne & Nagel International AG	168,410	22,876
Schindler Holding AG	146,490	21,148
^ Transocean Ltd.	1,145,697	21,023
Sika AG	6,976	20,579
Baloise Holding AG	155,006	19,812
Chocoladefabriken Lindt & Sprungli AG	339	19,561
Lonza Group AG	173,214	19,502
Aryzta AG	252,870	19,433
Partners Group Holding AG	59,313	17,256
Chocoladefabriken Lindt & Sprungli AG	3,200	15,822
* Dufry AG	104,538	15,625
Clariant AG	895,766	15,010
Swatch Group AG (Registered)	157,879	13,626
Galenica AG	17,013	13,565
Swiss Prime Site AG	183,995	13,495
PSP Swiss Property AG	133,510	11,490
Schindler Holding AG (Registered)	69,561	9,973
GAM Holding AG	553,035	9,942
EMS-Chemie Holding AG	24,307	9,840
Sulzer AG	74,821	8,004
Pargesa Holding SA	98,500	7,601
Barry Callebaut AG	6,504	6,668
DKSH Holding AG	87,230	6,641
Banque Cantonale Vaudoise	9,020	4,873
Aryzta AG	26,749	2,048
		3,897,776
United Kingdom (19.7%)
HSBC Holdings plc	63,513,955	600,193
Royal Dutch Shell plc Class A	13,109,249	437,494
BP plc	60,738,500	385,543
GlaxoSmithKline plc	16,192,799	347,394
British American Tobacco plc	6,208,278	336,433
Vodafone Group plc	88,479,921	303,365
AstraZeneca plc	4,202,975	296,860
Royal Dutch Shell plc Class B	8,168,737	282,239
Diageo plc	8,389,032	240,322
* Lloyds Banking Group plc	180,022,468	211,754
Barclays plc	54,604,087	205,275
Prudential plc	8,498,440	196,480
Rio Tinto plc	4,155,338	191,549
National Grid plc	12,560,219	178,221
Reckitt Benckiser Group plc	2,148,696	174,032
BT Group plc	27,055,900	168,290
SABMiller plc	3,148,578	164,139
Glencore plc	35,545,669	164,073
Unilever plc	4,018,128	163,250
BG Group plc	11,331,988	151,642
BHP Billiton plc	7,034,378	150,756
Imperial Tobacco Group plc	3,208,470	141,235
Shire plc	1,957,918	138,817

21

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Standard Chartered plc	6,739,723	100,799
* Compass Group plc	5,556,000	94,968
WPP plc	4,424,959	92,002
Rolls-Royce Holdings plc	6,233,178	83,736
SSE plc	3,288,328	83,087
Anglo American plc London Shares	4,352,055	80,533
Tesco plc	27,052,633	78,877
BAE Systems plc	10,532,303	77,025
Legal & General Group plc	19,775,582	76,357
Aviva plc	9,808,508	73,695
Centrica plc	16,553,921	71,702
ARM Holdings plc	4,649,885	71,433
Reed Elsevier plc	3,821,831	65,285
Associated British Foods plc	1,160,357	56,729
Experian plc	3,305,360	55,718
Smith & Nephew plc	2,986,404	53,853
Next plc	490,418	52,012
Wolseley plc	879,809	50,300
Pearson plc	2,708,327	50,018
Standard Life plc	7,960,148	49,307
Sky plc	3,492,185	48,738
Old Mutual plc	16,277,486	47,973
Land Securities Group plc	2,619,302	47,084
Whitbread plc	600,462	44,438
* Royal Bank of Scotland Group plc	7,180,356	43,687
Kingfisher plc	7,885,821	41,686
ITV plc	12,470,061	41,597
Marks & Spencer Group plc	5,571,351	41,253
British Land Co. plc	3,368,390	40,618
CRH plc	1,583,612	38,079
Burberry Group plc	1,475,688	37,441
Capita plc	2,231,038	37,409
Johnson Matthey plc	682,449	35,904
United Utilities Group plc	2,270,404	32,249
InterContinental Hotels Group plc	786,830	31,659
Bunzl plc	1,103,833	30,176
Ashtead Group plc	1,674,787	29,744
London Stock Exchange Group plc	842,540	28,991
GKN plc	5,422,962	28,865
Carnival plc	607,666	27,465
Friends Life Group Ltd.	4,533,312	25,746
* International Consolidated Airlines Group SA (London Shares)	3,373,463	25,396
Sage Group plc	3,478,280	25,122
Persimmon plc	1,018,657	24,880
Severn Trent plc	791,917	24,699
Hammerson plc	2,611,099	24,453
Barratt Developments plc	3,278,467	23,861
Travis Perkins plc	822,887	23,686
Taylor Wimpey plc	10,735,234	22,903
Direct Line Insurance Group plc	5,004,679	22,639
* RSA Insurance Group plc	3,345,331	22,586
3i Group plc	3,216,146	22,425
G4S plc	5,163,761	22,275
Smiths Group plc	1,305,453	22,198
Aberdeen Asset Management plc	3,275,638	21,888
Meggitt plc	2,681,873	21,574
St. James's Place plc	1,706,898	21,522
CRH plc	877,245	21,035
Randgold Resources Ltd.	305,754	20,758
WM Morrison Supermarkets plc	7,205,759	20,560
Weir Group plc	707,377	20,285
Mondi plc	1,222,613	19,862
Tullow Oil plc	3,005,127	19,366
Intertek Group plc	535,015	19,363

22

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

					Market
					Value
				Shares	($000)
	Cobham plc			3,780,045	18,976
	easyJet plc			724,251	18,743
	Aggreko plc			799,341	18,641
	Croda International plc			450,563	18,597
	Provident Financial plc			486,732	18,579
	J Sainsbury plc			4,702,435	17,957
	IMI plc			908,815	17,780
	Inmarsat plc			1,422,682	17,641
	Amec Foster Wheeler plc			1,283,966	16,957
	Rexam plc			2,325,987	16,375
	William Hill plc			2,901,591	16,304
	Berkeley Group Holdings plc			417,980	16,071
	Intu Properties plc			3,054,377	15,791
	Informa plc			2,156,741	15,751
	Schroders plc			375,489	15,606
	DCC plc			279,018	15,361
	Melrose Industries plc			3,579,625	14,818
	Tate & Lyle plc			1,555,699	14,576
	Investec plc			1,693,667	14,190
	Segro plc			2,468,543	14,141
	Babcock International Group plc			850,385	13,931
	Antofagasta plc			1,179,121	13,739
	Royal Mail plc			2,058,932	13,721
	Hikma Pharmaceuticals plc			447,150	13,719
	Admiral Group plc			654,270	13,422
	Coca-Cola HBC AG			659,528	12,557
	ICAP plc			1,782,861	12,484
2	Merlin Entertainments plc			1,854,120	11,473
	Rentokil Initial plc			6,060,900	11,413
	Hargreaves Lansdown plc			726,238	11,363
	Daily Mail & General Trust plc			877,491	11,218
	John Wood Group plc			1,203,405	11,133
	Drax Group plc			1,340,704	9,601
	Petrofac Ltd.			860,992	9,380
*	Sports Direct International plc			834,406	9,179
	TalkTalk Telecom Group plc			1,743,889	8,208
	Fresnillo plc			567,558	6,745
	Polymetal International plc			713,095	6,382
	Polyus Gold International Ltd.			2,215,791	6,255
	Ashmore Group plc			1,328,569	5,754
	Serco Group plc			2,163,825	5,399
*	Indivior plc			2,148,055	5,002
	Vedanta Resources plc			334,857	2,970
					8,898,833
Total Common Stocks (Cost $42,128,146)					44,854,981

		Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
3,4	Vanguard Market Liquidity Fund	0.126%		578,660,805	578,661

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Fannie Mae Discount Notes	0.100%	1/28/15	1,000	1,000
6,7	Federal Home Loan Bank Discount Notes	0.060%	2/3/15	1,600	1,600
6,7	Federal Home Loan Bank Discount Notes	0.090%	2/11/15	4,000	4,000
7	Federal Home Loan Bank Discount Notes	0.110%	2/20/15	2,100	2,100
7,8	Federal Home Loan Bank Discount Notes	0.097%	2/27/15	4,400	4,399

23

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7,8	Federal Home Loan Bank Discount Notes	0.105%	3/6/15	800	800
6,7,8	Federal Home Loan Bank Discount Notes	0.135%	3/20/15	15,000	14,994
6,7,8	Federal Home Loan Bank Discount Notes	0.100%	4/24/15	3,200	3,198
5,8	Freddie Mac Discount Notes	0.131%	6/8/15	1,500	1,499
					33,590
Total Temporary Cash Investments (Cost $612,253)					612,251
Total Investments (100.6%) (Cost $42,740,399)					45,467,232
Other Assets and Liabilities—Net (-0.6%)[4,9]					(252,284)
Net Assets (100%)					45,214,948

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $284,092,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate value of these securities was $20,042,000.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $302,416,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $13,346,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $3,898,000 have been segregated as collateral for open forward currency contracts.
9 Cash of $500,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

24

© 2015 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1270_022015

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Developed Markets Index Fund:

In our opinion, the accompanying statement of net assets – investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Developed Markets Index Fund (the "Fund") at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

February 18, 2015

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 18, 2015
VANGUARD TAX-MANAGED FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 18, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.